United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04984

                             AMERICAN BEACON FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                          Gene L. Needles, Jr., PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: October 31, 2010

                   Date of reporting period: January 31, 2010

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
COMMON STOCKS - 58.26%
CONSUMER DISCRETIONARY - 4.55%
HOTELS, RESTAURANTS & LEISURE - 1.20%
   Carnival Corp. ## ..................................................................           117,400   $         3,913
   McDonald's Corp. ...................................................................            57,500             3,590
   Wyndham Worldwide Corp. ............................................................           120,000             2,519
                                                                                                                     10,022
                                                                                                            ---------------
INTERNET & CATALOG RETAIL - 0.13%
   eBay, Inc. ## ......................................................................            48,100             1,107
                                                                                                            ---------------
MEDIA - 1.23%
   CBS Corp. ..........................................................................            97,000             1,254
   Comcast Corp. ......................................................................           132,900             2,012
   Interpublic Group of Cos., Inc. ## .................................................           211,200             1,364
   Time Warner Cable, Inc. ............................................................            47,300             2,062
   Walt Disney Co. Ltd. ...............................................................           121,000             3,576
                                                                                                                     10,268
                                                                                                            ---------------
MULTILINE RETAIL - 1.02%
   J.C. Penney Company, Inc. ..........................................................            90,800             2,254
   Target Corp. .......................................................................            67,700             3,471
   Wal-Mart Stores, Inc. ..............................................................            52,100             2,784
                                                                                                                      8,509
                                                                                                            ---------------
SPECIALTY RETAIL - 0.97%
   Gap, Inc. ..........................................................................            60,300             1,151
   The Home Depot, Inc. ...............................................................           180,950             5,068
   Limited Brands, Inc. ...............................................................           100,400             1,910
                                                                                                                      8,129
                                                                                                            ---------------
   TOTAL CONSUMER DISCRETIONARY .......................................................                              38,035
                                                                                                            ---------------
CONSUMER STAPLES - 5.02%
BEVERAGES - 1.04%
   Coca-Cola Co. ......................................................................            29,800             1,617
   Diageo plc, ADR ....................................................................            68,200             4,582
   PepsiCo, Inc. ......................................................................            41,200             2,456
                                                                                                                      8,655
                                                                                                            ---------------
FOOD & DRUG RETAILING - 0.77%
   CVS Caremark Corp. .................................................................            56,500             1,829
   Safeway, Inc. ......................................................................           157,500             3,536
   Sysco Corp. ........................................................................            38,600             1,080
                                                                                                                      6,445
                                                                                                            ---------------
FOOD PRODUCTS - 0.41%
   H.J. Heinz Co. .....................................................................            46,500             2,029
   Kraft Foods, Inc. ..................................................................            49,600             1,372
                                                                                                                      3,401
                                                                                                            ---------------
HOUSEHOLD PRODUCTS - 0.28%
   The Procter & Gamble Co. ...........................................................            38,000             2,339
                                                                                                            ---------------

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
TOBACCO - 2.52%
   Altria Group, Inc. .................................................................           103,000   $         2,045
   Imperial Tobacco Group plc, ADR ....................................................           121,900             7,802
   Lorillard, Inc. ....................................................................            20,600             1,559
   Philip Morris International, Inc. ..................................................           213,000             9,694
                                                                                                                     21,100
                                                                                                            ---------------
   TOTAL CONSUMER STAPLES .............................................................                              41,940
                                                                                                            ---------------
ENERGY - 6.77%
OIL & GAS - 6.77%
   BP plc, ADR ........................................................................            78,300             4,394
   Chevron Corp. ......................................................................            94,028             6,781
   ConocoPhillips .....................................................................           390,676            18,753
   Devon Energy Corp. .................................................................            87,900             5,881
   Duke Energy Corp. ..................................................................           178,000             2,942
   Exxon Mobil Corp. ..................................................................           105,800             6,817
   Occidental Petroleum Corp. .........................................................            63,200             4,951
   Royal Dutch Shell plc, ADR .........................................................           114,500             6,112
   TOTAL ENERGY .......................................................................                              56,631
                                                                                                            ---------------
FINANCIALS - 13.18%
BANKS - 8.14%
   Bank of America Corp. ..............................................................           945,480            14,352
   Bank of New York Mellon Corp. ......................................................            70,900             2,062
   Citigroup, Inc. ....................................................................         1,211,603             4,023
   JP Morgan Chase & Co. ..............................................................           417,434            16,255
   KeyCorp ............................................................................           163,357             1,173
   PNC Financial Services Group, Inc. .................................................           174,658             9,681
   State Street Corp. .................................................................            51,600             2,213
   SunTrust Banks, Inc. ...............................................................            38,900               946
   U.S. Bancorp .......................................................................           118,560             2,974
   Washington Mutual, Inc. ............................................................           468,800                --
   Wells Fargo & Co. ..................................................................           505,598            14,374
                                                                                                                     68,053
                                                                                                            ---------------
DIVERSIFIED FINANCIALS - 1.80%
   American Express Co. ...............................................................           165,500             6,233
   Capital One Financial Corp. ........................................................           112,300             4,139
   Morgan Stanley Dean Witter & Co. ...................................................           109,900             2,943
   SLM Corp. ## .......................................................................           165,200             1,740
                                                                                                                     15,055
                                                                                                            ---------------
INSURANCE - 3.24%
   ACE Ltd. ...........................................................................            77,500             3,818
   Allstate Corp. .....................................................................            82,400             2,466
   Genworth Financial, Inc. ## ........................................................           194,300             2,689
   Hartford Financial Services Group, Inc. ............................................            33,000               792
   Lincoln National Corp. .............................................................            80,600             1,981

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   MetLife, Inc. ......................................................................           152,288   $         5,379
   Prudential Financial, Inc. .........................................................            29,400             1,470
   Travelers Cos., Inc. ...............................................................            91,100             4,616
   XL Capital Ltd. ....................................................................           228,100             3,825
                                                                                                                     27,036
                                                                                                            ---------------
   TOTAL FINANCIALS ...................................................................                             110,144
                                                                                                            ---------------
HEALTH CARE - 6.90%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.72%
   Baxter International, Inc. .........................................................            85,800             4,941
   CareFusion Corp. ## ................................................................            26,550               684
   Zimmer Holdings, Inc. ## ...........................................................             7,600               428
                                                                                                                      6,053
                                                                                                            ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.49%
   Cardinal Health, Inc. ..............................................................            69,100             2,285
   CIGNA Corp. ........................................................................           142,900             4,826
   UnitedHealth Group, Inc. ...........................................................            63,700             2,102
   WellPoint, Inc. ## .................................................................            50,900             3,243
                                                                                                                     12,456
                                                                                                            ---------------
PHARMACEUTICALS - 4.69%
   Amgen, Inc. ## .....................................................................            30,400             1,778
   Bristol-Myers Squibb Co. ...........................................................           404,800             9,861
   Eli Lilly & Co. ....................................................................           165,000             5,808
   Johnson & Johnson ..................................................................            62,400             3,922
   Merck & Co., Inc. ..................................................................           160,976             6,146
   Pfizer, Inc. .......................................................................           626,454            11,690
                                                                                                                     39,205
                                                                                                            ---------------
   TOTAL HEALTH CARE ..................................................................                              57,714
                                                                                                            ---------------
INDUSTRIALS - 8.57%
AEROSPACE & DEFENSE - 3.03%
   Boeing Co. .........................................................................            95,000             5,757
   Lockheed Martin Corp. ..............................................................            51,200             3,816
   Northrop Grumman Corp. .............................................................            50,000             2,830
   Raytheon Co. .......................................................................           206,500            10,827
   United Technologies Corp. ..........................................................            30,800             2,078
                                                                                                                     25,308
                                                                                                            ---------------
AIR FREIGHT & COURIERS - 0.24%
   FedEx Corp. ........................................................................            25,700             2,013
                                                                                                            ---------------
INDUSTRIAL CONGLOMERATES - 3.27%
   3M Co. .............................................................................            63,300             5,095
   General Electric Co. ...............................................................           502,000             8,072
   Honeywell International, Inc. ......................................................           249,400             9,637
   Textron, Inc. ......................................................................           100,000             1,953

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   Tyco International Ltd. ............................................................            73,325   $         2,598
                                                                                                                     27,355
                                                                                                            ---------------
MACHINERY - 2.03%
   Caterpillar, Inc. ..................................................................            40,000             2,090
   Cummins, Inc. ......................................................................            61,100             2,759
   Eaton Corp. ........................................................................            34,400             2,107
   Illinois Tool Works, Inc. ..........................................................            72,200             3,147
   ITT Industries, Inc. ...............................................................            77,000             3,720
   PACCAR, Inc. .......................................................................            87,800             3,163
                                                                                                                     16,986
                                                                                                            ---------------
   TOTAL INDUSTRIALS ..................................................................                              71,662
                                                                                                            ---------------
INFORMATION TECHNOLOGY - 7.20%
COMMUNICATIONS EQUIPMENT - 0.60%
   Nokia Corp., ADR ...................................................................           364,800             4,994
                                                                                                            ---------------
COMPUTERS & PERIPHERALS - 3.19%
   Dell, Inc. ## ......................................................................           137,000             1,767
   Hewlett-Packard Co. ................................................................           251,100            11,819
   International Business Machines Corp. ..............................................           106,500            13,035
                                                                                                                     26,621
                                                                                                            ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.40%
   Intel Corp. ........................................................................           405,300             7,863
   Tyco Electronics Ltd. ..............................................................           155,325             3,865
                                                                                                                     11,728
                                                                                                            ---------------
IT CONSULTING & SERVICES - 0.10%
   Accenture plc ......................................................................            20,400               836
                                                                                                            ---------------
SOFTWARE - 1.91%
   CA, Inc. ...........................................................................           237,474             5,234
   Microsoft Corp. ....................................................................           300,400             8,465
   Oracle Corp. .......................................................................            98,600             2,274
                                                                                                                     15,973
                                                                                                            ---------------
   TOTAL INFORMATION TECHNOLOGY .......................................................                              60,152
                                                                                                            ---------------
MATERIALS - 1.57%
CHEMICALS - 1.48%
   Air Products & Chemicals, Inc. .....................................................            33,100             2,515
   Dow Chemical Co. ...................................................................            68,300             1,850
   E. I. du Pont de Nemours & Co. .....................................................           107,000             3,489
   Eastman Chemical Co. ...............................................................            40,600             2,295
   PPG Industries, Inc. ...............................................................            38,500             2,259
                                                                                                                     12,408
                                                                                                            ---------------

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
METALS & MINING - 0.09%
   Alcoa, Inc. ........................................................................            56,200   $           716
                                                                                                            ---------------
   TOTAL MATERIALS ....................................................................                              13,124
                                                                                                            ---------------
TELECOMMUNICATION SERVICES - 1.44%
DIVERSIFIED TELECOMMUNICATION - 1.44%
   AT&T, Inc. .........................................................................           229,377             5,817
   Verizon Communications, Inc. .......................................................            52,808             1,554
   Vodafone Group plc, ADR ............................................................           218,800             4,695
   TOTAL TELECOMMUNICATION SERVICES ...................................................                              12,066
                                                                                                            ---------------
UTILITIES - 3.06%
ELECTRIC UTILITIES - 2.46%
   CenterPoint Energy, Inc. ...........................................................           173,900             2,426
   Constellation Energy Group, Inc. ...................................................            36,400             1,175
   Dominion Resources, Inc. ...........................................................           107,400             4,023
   Edison International ...............................................................            65,900             2,196
   Entergy Corp. ......................................................................            30,900             2,358
   Exelon Corp. .......................................................................            99,800             4,553
   FPL Group, Inc. ....................................................................            44,400             2,165
   Public Service Enterprise Group, Inc. ..............................................            54,100             1,655
                                                                                                                     20,551
                                                                                                            ---------------
GAS UTILITIES - 0.60%
   Spectra Energy Corp. ...............................................................           236,100             5,017
                                                                                                            ---------------
   TOTAL UTILITIES ....................................................................                              25,568
                                                                                                            ---------------
   TOTAL COMMON STOCKS ................................................................                             487,036
                                                                                                            ---------------

                                                                                                PAR
                                                                                               AMOUNT
                                                                                          ---------------
CORPORATE OBLIGATIONS - 18.05%
AEROSPACE & DEFENSE - 0.07%
   Raytheon Co., 5.375%, Due 4/1/2013 .................................................   $           550               603
                                                                                                            ---------------
BANKS - 3.18%
   Bank of America Corp.,
      6.50%, Due 8/1/2016 .............................................................             2,090             2,262
      7.80%, Due 9/15/2016 ............................................................               700               781
      6.00%, Due 9/1/2017 .............................................................               400               415
   Bank of New York Mellon Corp., 4.95%, Due 11/1/2012 ................................               355               387
   Bank One Corp.,
      5.90%, Due 11/15/2011 ...........................................................               820               878
      4.90%, Due 4/30/2015 ............................................................               250               257
   Barclays Bank plc, 6.75%, Due 5/22/2019 ............................................               350               391
   Bear Stearns Cos., Inc.,
      6.40%, Due 10/2/2017 ............................................................               555               612
      7.25%, Due 2/1/2018 .............................................................               340               390

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   BP Capital Markets plc,
      3.125%, Due 3/10/2012 ...........................................................   $           415   $           431
      3.875%, Due 3/10/2015 ...........................................................               200               209
   Citigroup, Inc.,
      6.375%, Due 8/12/2014 ...........................................................             1,170             1,241
      5.50%, Due 10/15/2014 ...........................................................               550               566
      6.125%, Due 11/21/2017 ..........................................................               760               769
      8.50%, Due 5/22/2019 ............................................................               650               758
   Credit Suisse N.Y.,
      3.45%, Due 7/2/2012 .............................................................               700               725
      5.30%, Due 8/13/2019 ............................................................               325               334
   Deutsche Bank AG, 3.875%, Due 8/18/2014 ............................................               325               335
   Fifth Third Bancorp, 8.25%, Due 3/1/2038 ...........................................             1,500             1,548
   Goldman Sachs Group, Inc.,
      3.625%, Due 8/1/2012 ............................................................               285               295
      5.35%, Due 1/15/2016 ............................................................               725               762
      6.25%, Due 9/1/2017 .............................................................               650               700
      5.95%, Due 1/18/2018 ............................................................               280               295
      6.75%, Due 10/1/2037 ............................................................             1,402             1,386
   ING Bank, NV, 5.125%, Due 5/1/2015 +++ .............................................               450               471
   JP Morgan Chase & Co.,
      3.70%, Due 1/20/2015 ............................................................               950               960
      6.00%, Due 1/15/2018 ............................................................               500               540
   JP Morgan Chase Bank, NA, 0.584%, Due 6/13/2016 # ..................................               415               392
   Korea Development Bank, 8.00%, Due 1/23/2014 .......................................               900             1,036
   Lloyds TSB Bank plc, 4.375%, Due 1/12/2015 +++ .....................................               325               323
   Merrill Lynch & Co., Inc.,
      6.40%, Due 8/28/2017 ............................................................               340               356
      6.875%, Due 4/25/2018 ...........................................................               615               664
      6.50%, Due 7/15/2018 ............................................................               260               275
      6.11%, Due 1/29/2037 ............................................................               365               332
   Morgan Stanley,
      7.30%, Due 5/13/2019 ............................................................               350               395
      5.625%, Due 9/23/2019 ...........................................................               350               353
   Nordea Bank AB, 2.50%, Due 11/13/2012 +++ ..........................................               350               352
   Rabobank Nederland NV, 4.20%, Due 5/13/2014 +++ ....................................               200               209
   State Street Corp., 4.30%, Due 5/30/2014 ...........................................               290               304
   UBS AG, 5.875%, Due 12/20/2017 .....................................................               325               343
   Wachovia Corp.,
      0.621%, Due 10/15/2016 # ........................................................               650               585
      5.75%, Due 2/1/2018 .............................................................               775               816
   Washington Mutual Finance Corp., 6.875%, Due 5/15/2011 .............................               420               443
   Wells Fargo & Co., 5.625%, Due 12/11/2017 ..........................................               250               263
   Westpac Banking Corp., 2.25%, Due 11/19/2012 .......................................               430               430
                                                                                                                     26,569
                                                                                                            ---------------

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
BASIC MATERIALS - 0.10%
   E. I. du Pont de Nemours & Co., 5.875%, Due 1/15/2014 ..............................   $           560   $           627
   Lubrizol Corp., 8.875%, Due 2/1/2019 ...............................................               185               233
                                                                                                                        860
                                                                                                            ---------------
COMMUNICATIONS - 1.84%
   Alltel Corp., 7.00%, Due 7/1/2012 ..................................................               300               335
   Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013 .................               128               149
   Comcast Corp.,
      5.30%, Due 1/15/2014 ............................................................               410               444
      5.875%, Due 2/15/2018 ...........................................................               305               326
      6.45%, Due 3/15/2037 ............................................................             2,630             2,716
      6.55%, Due 7/1/2039 .............................................................               350               368
   France Telecom S.A., 4.375%, Due 7/8/2014 ..........................................               465               492
   Nokia Corp., 5.375%, Due 5/15/2019 .................................................               600               627
   Rogers Communications, Inc., 6.80%, Due 8/15/2018 ..................................               350               398
   Telecom Italia Capital SA, 4.95%, Due 9/30/2014 ....................................               475               499
   Telefonica Emisiones SAU,
      5.984%, Due 6/20/2011 ...........................................................               380               403
      4.949%, Due 1/15/2015 ...........................................................               515               551
      6.421%, Due 6/20/2016 ...........................................................               350               395
   Time Warner Cable, Inc.,
      8.25%, Due 2/14/2014 ............................................................               300               357
      5.85%, Due 5/1/2017 .............................................................               350               374
      6.75%, Due 7/1/2018 .............................................................               545               607
      7.30%, Due 7/1/2038 .............................................................             1,920             2,156
   Verizon Wireless Capital, LLC,
      3.75%, Due 5/20/2011 ............................................................               360               372
      8.50%, Due 11/15/2018 ...........................................................               515               650
   Viacom, Inc., 6.875%, Due 4/30/2036 ................................................             2,880             3,119
                                                                                                                     15,338
                                                                                                            ---------------
CONSUMER DISCRETIONARY - 0.41%
   Anheuser-Busch InBev Worldwide, Inc.,
      3.00%, Due 10/15/2012 ...........................................................               470               485
      8.00%, Due 11/15/2039 +++ .......................................................               125               158
   Best Buy Co., Inc., 6.75%, Due 7/15/2013 ...........................................               415               464
   Lowe's Companies, Inc.,
      5.50%, Due 10/15/2035 ...........................................................               210               209
      6.65%, Due 9/15/2037 ............................................................               170               193
   Wal-Mart Stores, Inc.,
      7.55%, Due 2/15/2030 ............................................................               350               434
      6.50%, Due 8/15/2037 ............................................................             1,340             1,502
                                                                                                                      3,445
                                                                                                            ---------------
CONSUMER STAPLES - 0.69%
   Altria Group, Inc., 9.70%, Due 11/10/2018 ..........................................               365               457
   Coca-Cola Enterprises, Inc., 7.375%, Due 3/3/2014 ..................................               175               206


                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   Costco Wholesale Corp., 5.30%, Due 3/15/2012 .......................................   $           825   $           894
   Express Scripts, Inc., 6.25%, Due 6/15/2014 ........................................               570               639
   Kellogg Co., 4.25%, Due 3/6/2013 ...................................................               500               532
   Kraft Foods, Inc., 7.00%, Due 8/11/2037 ............................................             1,580             1,726
   Lorillard Tobacco Co., 8.125%, Due 6/23/2019 .......................................               310               340
   Mead Johnson Nutrition Co., 4.90%, Due 11/1/2019 +++ ...............................               405               409
   Safeway, Inc., 6.25%, Due 3/15/2014 ................................................               535               598
                                                                                                                      5,801
                                                                                                            ---------------
ENERGY - 1.50%
   Cameron International Corp., 6.375%, Due 7/15/2018 .................................               215               237
   Canadian Natural Resources Ltd.,
      6.70%, Due 7/15/2011 ............................................................               410               442
      6.25%, Due 3/15/2038 ............................................................               365               384
   ConocoPhillips,
      4.60%, Due 1/15/2015 ............................................................               900               969
      5.20%, Due 5/15/2018 ............................................................               425               453
      5.75%, Due 2/1/2019 .............................................................               310               338
   Energy Transfer Partners LP,
      8.50%, Due 4/15/2014 ............................................................               605               710
      9.00%, Due 4/15/2019 ............................................................               260               321
   Enterprise Products Operating LLC, 6.125%, Due 10/15/2039 ..........................               310               306
   EOG Resources Canada, Inc., 4.75%, Due 3/15/2014 +++ ...............................               350               371
   EQT Corp., 8.125%, Due 6/1/2019 ....................................................               190               229
   FirstEnergy Solutions Corp., 4.80%, Due 2/15/2015 ..................................               175               182
   Marathon Oil Corp., 6.00%, Due 10/1/2017 ...........................................               415               446
   Petrobras International Finance Co., 6.875%, Due 1/20/2040 .........................               125               126
   Shell International Finance BV, 6.375%, Due 12/15/2038 .............................             1,760             1,985
   Spectra Energy Capital Corp., 5.65%, Due 3/1/2020 ..................................               310               317
   Spectra Energy Capital LLC, 5.668%, Due 8/15/2014 ..................................               310               339
   TransCanada PipeLines Ltd., 7.625%, Due 1/15/2039 ..................................               340               417
   Transocean, Inc., 6.80%, Due 3/15/2038 .............................................             3,170             3,588
   Valero Energy Corp.,
      9.375%, Due 3/15/2019 ...........................................................               155               189
      6.625%, Due 6/15/2037 ...........................................................               185               174
                                                                                                                     12,523
                                                                                                            ---------------
FINANCE - 1.66%
   American Express Co., 8.15%, Due 3/19/2038 .........................................               325               416
   American Express Credit Corp., 5.875%, Due 5/2/2013 ................................               710               770
   Ameriprise Financial, Inc., 5.35%, Due 11/15/2010 ..................................               775               800
   ANZ National Int'l Ltd., 2.375%, Due 12/21/2012 +++ ................................               350               351
   BAE Systems Holdings, Inc., 4.75%, Due 8/15/2010 +++ ...............................               650               659
   Berkshire Hathaway Finance Corp., 5.75%, Due 1/15/2040 .............................               360               362
   BlackRock, Inc., 2.25%, Due 12/10/2012 .............................................               210               211
   CME Group, Inc., 5.40%, Due 8/1/2013 ...............................................               825               908
   CNA Financial Corp., 7.35%, Due 11/15/2019 .........................................               245               257

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
   Countrywide Home Loans, Inc., 4.00%, Due 3/22/2011 .................................   $           140   $           144
   General Electric Capital Corp.,
      5.25%, Due 10/19/2012 ...........................................................               285               304
      5.65%, Due 6/9/2014 .............................................................             1,050             1,137
      5.625%, Due 5/1/2018 ............................................................               765               782
      6.00%, Due 8/7/2019 .............................................................               350               362
      5.50%, Due 1/8/2020 .............................................................               250               248
      5.875%, Due 1/14/2038 ...........................................................               625               579
   Hartford Financial Services Group, Inc., 7.90%, Due 6/15/2010 ......................               305               312
   HSBC Finance Corp., 5.25%, Due 1/14/2011 ...........................................             1,400             1,454
   Mellon Funding Corp., 0.423%, Due 5/15/2014 # ......................................               250               246
   Nasdaq OMX Group,
      4.00%, Due 1/15/2015 ............................................................               185               185
      5.55%, Due 1/15/2020 ............................................................               185               183
   Nationwide Building Society, 5.50%, Due 7/18/2012 +++ ..............................               500               538
   Novartis Capital Corp., 4.125%, Due 2/10/2014 ......................................               560               593
   Novartis Securities Investment Ltd., 5.125%, Due 2/10/2019 .........................             1,164             1,223
   PNC Funding Corp., 4.25%, Due 9/21/2015 ............................................               460               477
   Thomson Reuters Corp., 4.70%, Due 10/15/2019 .......................................               350               357
                                                                                                                     13,858
                                                                                                            ---------------
HEALTH CARE - 0.76%
   Covidien International Finance SA,
      5.15%, Due 10/15/2010 ...........................................................               650               670
      5.45%, Due 10/15/2012 ...........................................................               360               396
      6.55%, Due 10/15/2037 ...........................................................             1,500             1,704
   Quest Diagnostics, Inc., 4.75%, Due 1/30/2020 ......................................               660               659
   UnitedHealth Group, Inc.,
      5.25%, Due 3/15/2011 ............................................................               765               797
      6.625%, Due 11/15/2037 ..........................................................             2,000             2,162
                                                                                                                      6,388
                                                                                                            ---------------
INDUSTRIALS - 2.71%
   American Honda Finance Corp., 4.625%, Due 4/2/2013 +++ .............................               425               441
   Boeing Co., 1.875%, Due 11/20/2012 .................................................               350               353
   Burlington Northern Santa Fe Corp.,
      5.75%, Due 3/15/2018 ............................................................               425               459
      7.95%, Due 8/15/2030 ............................................................               205               257
   Canadian National Railway Co.,
      5.55%, Due 5/15/2018 ............................................................               350               381
      5.55%, Due 3/1/2019 .............................................................               175               189
   Caterpillar Financial Services Corp.,
      4.85%, Due 12/7/2012 ............................................................               545               591
      1.90%, Due 12/17/2012 ...........................................................               300               301
   Con-way, Inc., 8.875%, Due 5/1/2010 ................................................             1,850             1,861
   CRH America, Inc., 6.00%, Due 9/30/2016 ............................................               835               888

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
   Daimler Finance NA LLC,
      7.75%, Due 1/18/2011 ............................................................   $         1,000   $         1,063
      5.875%, Due 3/15/2011 ...........................................................               450               471
      5.75%, Due 9/8/2011 .............................................................               550               585
   Eaton Corp., 5.60%, Due 5/15/2018 ..................................................               340               368
   EI Du Pont de Nemours & Co., 3.25%, Due 1/15/2015 ..................................               635               639
   FedEx Corp., 8.00%, Due 1/15/2019 ..................................................               900             1,111
   Home Depot, Inc., 5.20%, Due 3/1/2011 ..............................................               445               464
   Honeywell International, Inc., 4.25%, Due 3/1/2013 .................................             1,080             1,147
   John Deere Capital Corp., 5.40%, Due 10/17/2011 ....................................               650               697
   Koninklijke Philips Electronics NV, 5.75%, Due 3/11/2018 ...........................               335               361
   L-3 Communications Corp., 5.20%, Due 10/15/2019 +++ ................................               190               194
   Nissan Motor Acceptance Corp., 4.625%, Due 3/8/2010 +++ ............................               150               151
   Norfolk Southern Corp., 5.75%, Due 4/1/2018 ........................................               425               461
   Northrop Grumman Corp., 5.05%, Due 8/1/2019 ........................................               150               155
   Petroleos Mexicanos, 6.00%, Due 3/5/2020 +++ .......................................               325               321
   Raytheon Co., 4.40%, Due 2/15/2020 .................................................               455               457
   Tyco Electronics Group SA,
      6.55%, Due 10/1/2017 ............................................................             2,057             2,236
      7.125%, Due 10/1/2037 ...........................................................             1,750             1,919
   Tyco International Finance SA,
      4.125%, Due 10/15/2014 ..........................................................               175               182
      8.50%, Due 1/15/2019 ............................................................               385               483
   Unilever Capital Corp., 7.125%, Due 11/1/2010 ......................................             2,000             2,100
   Union Pacific Corp., 7.875%, Due 1/15/2019 .........................................               350               429
   United Technologies Corp.,
      6.125%, Due 2/1/2019 ............................................................               190               214
      6.125%, Due 7/15/2038 ...........................................................               210               229
   Waste Management, Inc.,
      7.375%, Due 3/11/2019 ...........................................................               255               298
      6.125%, Due 11/30/2039 ..........................................................               155               157
                                                                                                                     22,613
                                                                                                            ---------------
INSURANCE - 0.78%
   Aegon Funding Corp., 5.75%, Due 12/15/2020 .........................................               350               346
   American International Group, Inc.,
      5.85%, Due 1/16/2018 ............................................................               550               441
      6.25%, Due 5/1/2036 .............................................................               425               313
   John Hancock Global Funding II, 7.90%, Due 7/2/2010 +++ ............................                25                26
   Liberty Mutual Insurance Co., 7.875%, Due 10/15/2026 +++ ...........................             1,500             1,523
   Lincoln National Corp., 4.75%, Due 2/15/2014 .......................................               245               247
   MassMutual Global Funding II, 0.415%, Due 12/6/2013 +++ # ..........................               400               387
   MetLife, Inc.,
      5.375%, Due 12/15/2012 ..........................................................               535               581
      6.375%, Due 6/15/2034 ...........................................................               350               376
   Metropolitan Life Global Funding I, 0.504%, Due 3/15/2012 +++ # ....................               320               315

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
   Monumental Global Funding III, 0.451%, Due 1/15/2014 +++ # .........................   $           325   $           294
   Pricoa Global Funding I, 5.40%, Due 10/18/2012 +++ .................................               175               190
   Prudential Financial, Inc.,
      4.50%, Due 7/15/2013 ............................................................               550               562
      5.10%, Due 9/20/2014 ............................................................               550               586
   Willis North America, Inc., 6.20%, Due 3/28/2017 ...................................               360               365
                                                                                                                      6,552
                                                                                                            ---------------
PHARMACEUTICALS - 1.12%
   Amgen, Inc., 6.90%, Due 6/1/2038 ...................................................             1,480             1,740
   AstraZeneca plc, 6.45%, Due 9/15/2037 ..............................................             1,880             2,115
   Biogen Idec, Inc., 6.875%, Due 3/1/2018 ............................................             1,500             1,637
   Bristol-Myers Squibb Co., 5.45%, Due 5/1/2018 ......................................               250               272
   GlaxoSmithKline Capital, Inc.,
      5.65%, Due 5/15/2018 ............................................................               250               272
      6.375%, Due 5/15/2038 ...........................................................             1,020             1,138
   Hospira, Inc., 6.05%, Due 3/30/2017 ................................................               360               390
   Pfizer, Inc., 4.45%, Due 3/15/2012 .................................................               770               820
   Wyeth Corp., 5.50%, Due 2/1/2014 ...................................................               890               986
                                                                                                                      9,370
                                                                                                            ---------------
REAL ESTATE - 0.29%
   Equity Residential, 5.125%, Due 3/15/2016 ..........................................               470               485
   ProLogis, 5.625%, Due 11/15/2016 ...................................................               550               535
   Simon Property Group LP,
      5.30%, Due 5/30/2013 ............................................................               425               455
      5.75%, Due 12/1/2015 ............................................................               460               489
      10.35%, Due 4/1/2019 ............................................................               325               423
                                                                                                                      2,387
                                                                                                            ---------------
SOVEREIGN - 0.04%
   Province of Ontario Canada, 4.10%, Due 6/16/2014 ...................................               350               371
                                                                                                            ---------------
TECHNOLOGY - 0.93%
   CA, Inc., 5.375%, Due 12/1/2019 ....................................................               305               313
   Cisco Systems, Inc., 5.90%, Due 2/15/2039 ..........................................             1,420             1,442
   Computer Sciences Corp., 5.50%, Due 3/15/2013 ......................................               310               337
   Dell, Inc.,
      3.375%, Due 6/15/2012 ...........................................................               290               302
      5.875%, Due 6/15/2019 ...........................................................                90                97
   Hewlett-Packard Co.,
      4.25%, Due 2/24/2012 ............................................................               585               619
      4.50%, Due 3/1/2013 .............................................................               425               456
      6.125%, Due 3/1/2014 ............................................................               460               520
   International Business Machines Corp.,
      4.75%, Due 11/29/2012 ...........................................................               480               523
      7.625%, Due 10/15/2018 ..........................................................               770               952
   ITT Corp., 4.90%, Due 5/1/2014 .....................................................               845               906

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
   Oracle Corp., 6.50%, Due 4/15/2038 .................................................   $         1,055   $         1,171
   Xerox Corp.,
      5.65%, Due 5/15/2013 ............................................................                75                80
      8.25%, Due 5/15/2014 ............................................................                75                88
                                                                                                                      7,806
                                                                                                            ---------------
TELEPHONE - 0.74%
   America Movil, S.A.B. de C.V., 6.375%, Due 3/1/2035 ................................               350               366
   AT&T Wireless Services, Inc., 8.75%, Due 3/1/2031 ..................................               330               428
   AT&T, Inc.,
      5.10%, Due 9/15/2014 ............................................................               860               935
      5.625%, Due 6/15/2016 ...........................................................               400               439
      5.50%, Due 2/1/2018 .............................................................               300               317
      6.80%, Due 5/15/2036 ............................................................               150               161
      6.40%, Due 5/15/2038 ............................................................             1,840             1,899
   Deutsche Telekom AG, 8.50%, Due 6/15/2010 ..........................................               525               540
   Verizon Communications, Inc.,
      5.50%, Due 4/1/2017 .............................................................               350               374
      6.90%, Due 4/15/2038 ............................................................               275               306
   Vodafone Group plc, 6.15%, Due 2/27/2037 ...........................................               365               377
                                                                                                                      6,142
                                                                                                            ---------------
UTILITIES - 1.23%
   Columbus Southern Power Co., 5.50%, Due 3/1/2013 ...................................               660               716
   Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039 ....................               350               342
   Dominion Resources, Inc.,
      Series A, 5.60%, Due 11/15/2016 .................................................               500               548
      Series D, 8.875%, Due 1/15/2019 .................................................               120               152
   Duke Energy Carolinas LLC, 5.10%, Due 4/15/2018 ....................................               350               370
   Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016 ....................................               520               581
   EDF SA, 4.60%, Due 1/27/2020 +++ ...................................................               320               318
   Exelon Generation Co. LLC, 6.25%, Due 10/1/2039 ....................................               310               320
   Kerr-McGee Corp., 6.95%, Due 7/1/2024 ..............................................               380               428
   MidAmerican Energy Holdings Co.,
      5.875%, Due 10/1/2012 ...........................................................               960             1,060
      6.125%, Due 4/1/2036 ............................................................               350               360
   Pacific Gas & Electric Co., 6.25%, Due 12/1/2013 ...................................               175               196
   Progress Energy, Inc., 4.875%, Due 12/1/2019 .......................................               350               344
   Public Service Enterprise Group, Inc., 6.95%, Due 6/1/2012 .........................               845               929
   Sempra Energy, 6.50%, Due 6/1/2016 .................................................               315               352
   Southern Power Co., 6.25%, Due 7/15/2012 ...........................................               705               780
   Union Electric Co., 6.70%, Due 2/1/2019 ............................................               325               366
   Virginia Electric and Power Co., 5.40%, Due 4/30/2018 ..............................               350               371
   Westar Energy, Inc., 6.00%, Due 7/1/2014 ...........................................               175               194
   Wisconsin Electric Power Co., 6.25%, Due 12/1/2015 .................................               570               662

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
   Xcel Energy, Inc., 5.613%, Due 4/1/2017 ............................................   $           869   $           916
                                                                                                                     10,305
                                                                                                            ---------------
   TOTAL CORPORATE OBLIGATIONS ........................................................                             150,931
                                                                                                            ---------------
MUNICIPAL SECURITIES - 0.02%
MUNICIPAL - 0.02%
   State of Illinois, 1.823%, Due 1/1/2011 ............................................               200               201
                                                                                                            ---------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.89%
   Banc of America Commercial Mortgage, Inc.,
      2006-4 A4, 5.634%, Due 7/10/2046 ................................................             1,355             1,297
      2005-6 A1, 5.001%, Due 9/10/2047 ................................................               325               328
      2007-2 A2, 5.634%, Due 4/10/2049 ................................................               700               710
   Bear Stearns Commercial Mortgage Securities, Inc.,
      2006-T22 A2, 5.463%, Due 4/12/2038 ..............................................               905               920
      2006-PWR14 A4, 5.201%, Due 12/11/2038 ...........................................               665               643
      2006-PW13 A4, 5.54%, Due 9/11/2041 ..............................................             1,420             1,417
      2004-PWR5 A4, 4.831%, Due 7/11/2042 .............................................             2,010             2,010
      2005-T20 A2, 5.127%, Due 10/12/2042 .............................................               875               880
   Citigroup Commercial Mortgage Trust, 2004-C2 A3, 4.38%, Due 10/15/2041 .............               995             1,004
   Citigroup/Deutsche Bank Commercial Mortgage Trust, 2007-CD5 A4, 5.886%,
      Due 11/15/2044 ..................................................................             1,690             1,575
   JP Morgan Chase Commercial Mortgage Securities Corp.,
      2004-CBX A4, 4.529%, Due 1/12/2037 ..............................................               555               563
      2005-LDP1 A2, 4.625%, Due 3/15/2046 .............................................               652               652
      2006-LDP9 A3, 5.336%, Due 5/15/2047 .............................................               615               556
      2007-CB19 A4, 5.746%, Due 2/12/2049 .............................................               550               516
      2007-CB20 A2, 5.629%, Due 2/12/2051 .............................................               700               724
   LB-UBS Commercial Mortgage Trust, 2007-C1 A4, 5.424%, Due 2/15/2040 ................               500               452
   Prime Mortgage Trust, 2005-2, 5.25%, Due 7/25/2020 .................................             1,165             1,183
   Wachovia Bank Commercial Mortgage Trust, 2007-C32 A2, 5.735%, Due 6/15/2049 ........               330               340
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS .......................................                              15,770
                                                                                                            ---------------
ASSET-BACKED SECURITIES - 1.01%
   American Express Credit Account Master Trust, 2006-2 A, 5.35%, Due 1/15/2014 .......             1,400             1,484
   Bank of America Auto Trust, 2010-1A A2, 0.75%, Due 6/15/2012 +++ ...................               650               650
   BMW Floorplan Master Owner Trust, 2009-1A A, 1.383%, Due 9/15/2014 +++ # ...........               350               350
   Capital One Multi-Asset Execution Trust, 2006-A10 A10, 5.15%, Due 6/16/2014 ........             1,050             1,115
   Discover Card Master Trust, 2009-A2 A, 1.533%, Due 2/17/2015 # .....................               200               204
   Ford Credit Auto Lease Trust, 2010-A A2, 1.04%, Due 3/15/2013 +++ ..................               950               950
   Ford Credit Floorplan Master Owner Trust, 2009-2 A, 1.783%, Due 9/15/2014 # ........               350               351
   Harley-Davidson Motorcycle Trust, 2009-4 A3, 1.87%, Due 2/15/2014 ..................               350               351
   Honda Auto Receivables Owner Trust, 2009-3 A4, 3.30%, Due 9/15/2015 ................               470               485
   Hyundai Auto Receivables Trust, 2009-A A4, 3.15%, Due 3/15/2016 ....................               270               278
   John Deere Owner Trust,
      2009-A A3, 2.59%, Due 10/15/2013 ................................................               480               489

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
      2009-A A4, 3.96%, Due 5/16/2016 .................................................   $           265   $           278
   Nissan Master Owner Trust Receivables, 2010-2A A, 1.00%, Due 1/15/2015 +++ # .......               650               650
   Volkswagen Auto Loan Enhanced Trust,
   2010-1 A2, 0.66%, Due 5/21/2012 ....................................................               325               325
   2008-2 A4A, 6.24%, Due 7/20/2015 ...................................................               400               445
   TOTAL ASSET-BACKED SECURITIES ......................................................                               8,405
                                                                                                            ---------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.30%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.30%
      4.50%, Due 3/1/2019 .............................................................               591               621
      5.00%, Due 10/1/2020 ............................................................               239               254
      5.00%, Due 4/1/2023 .............................................................             1,003             1,061
      5.50%, Due 1/1/2024 .............................................................               481               514
      5.00%, Due 8/1/2033 .............................................................             1,261             1,316
      5.50%, Due 2/1/2034 .............................................................             1,087             1,157
      5.00%, Due 3/1/2034 .............................................................               959             1,000
      6.00%, Due 6/1/2034 .............................................................               697               753
      6.00%, Due 8/1/2034 .............................................................               563               608
      5.00%, Due 8/1/2035 .............................................................               900               938
      5.00%, Due 9/1/2035 .............................................................             1,138             1,186
      5.00%, Due 9/1/2035 .............................................................               644               671
      6.00%, Due 8/1/2036 .............................................................               793               851
      5.50%, Due 11/1/2036 ............................................................               989             1,051
      5.50%, Due 4/1/2037 .............................................................             1,218             1,293
      5.50%, Due 5/1/2037 .............................................................               685               728
      6.00%, Due 9/1/2037 .............................................................               409               439
      5.00%, Due 3/1/2038 .............................................................             1,392             1,449
      6.00%, Due 3/1/2038 .............................................................             2,596             2,784
      5.50%, Due 5/1/2038 .............................................................               496               527
                                                                                                                     19,201
                                                                                                            ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.50%
      5.50%, Due 2/1/2014 .............................................................               189               203
      6.00%, Due 4/1/2016 .............................................................               195               210
      5.00%, Due 12/1/2017 ............................................................               553               589
      4.50%, Due 9/1/2018 .............................................................               347               366
      4.00%, Due 8/1/2020 .............................................................               729               745
      5.50%, Due 5/1/2023 .............................................................               165               177
      5.00%, Due 12/1/2023 ............................................................               504               533
      5.00%, Due 3/1/2024 .............................................................               552               584
      5.00%, Due 3/1/2034 .............................................................             1,322             1,379
      4.50%, Due 9/1/2034 .............................................................               624               635
      5.50%, Due 12/1/2035 ............................................................               422               448
      5.50%, Due 12/1/2035 ............................................................               303               322
      5.50%, Due 1/1/2036 .............................................................               964             1,024

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
      5.50%, Due 2/1/2036 .............................................................   $           656   $           697
      5.00%, Due 2/1/2036 .............................................................               642               669
      5.00%, Due 3/1/2036 .............................................................             1,168             1,216
      5.50%, Due 4/1/2036 .............................................................               872               926
      6.00%, Due 9/1/2036 .............................................................               737               791
      6.50%, Due 9/1/2036 .............................................................             1,647             1,783
      5.50%, Due 12/1/2036 ............................................................             1,206             1,280
      5.50%, Due 2/1/2037 .............................................................             1,197             1,270
      5.50%, Due 8/1/2037 .............................................................               828               880
      6.00%, Due 8/1/2037 .............................................................             1,030             1,103
      6.50%, Due 8/1/2037 .............................................................               269               291
      6.00%, Due 11/1/2037 ............................................................               554               594
      5.50%, Due 3/1/2038 .............................................................             2,011             2,133
      5.00%, Due 4/1/2038 .............................................................             3,786             3,940
      5.00%, Due 6/1/2038 .............................................................             1,711             1,780
      5.50%, Due 6/1/2038 .............................................................             2,083             2,210
      6.00%, Due 9/1/2038 .............................................................               441               472
                                                                                                                     29,250
                                                                                                            ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.50%
      7.00%, Due 12/15/2025 ...........................................................               231               257
      4.201%, Due 8/16/2026 ...........................................................               519               532
      6.50%, Due 8/15/2027 ............................................................               269               293
      6.50%, Due 11/15/2027 ...........................................................               277               302
      7.50%, Due 12/15/2028 ...........................................................               213               240
      5.50%, Due 7/15/2033 ............................................................               718               766
      6.00%, Due 12/15/2033 ...........................................................               733               791
      5.50%, Due 2/20/2034 ............................................................               982             1,047
                                                                                                                      4,228
                                                                                                            ---------------
   TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS ......................................                              52,679
                                                                                                            ---------------
U.S. AGENCY OBLIGATIONS - 6.13%
FEDERAL FARM CREDIT BANK - 0.08%
      3.00%, Due 9/22/2014 ............................................................               600               612
                                                                                                            ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.95%
      4.50%, Due 1/15/2015 ............................................................            22,140            24,057
      6.25%, Due 7/15/2032 ............................................................               525               621
                                                                                                                     24,678
                                                                                                            ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.74%
      2.875%, Due 12/11/2013 ..........................................................               400               411
      5.125%, Due 1/2/2014 ............................................................               645               704
      4.625%, Due 10/15/2014 ..........................................................             1,000             1,092
      5.375%, Due 6/12/2017 ...........................................................             1,000             1,124
      6.25%, Due 5/15/2029 ............................................................            12,200            14,262

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
      6.00%, Due 4/18/2036 ............................................................   $         5,065   $         5,307
                                                                                                                     22,900
                                                                                                            ---------------
OTHER GOVERNMENT RELATED - 0.34%
   Morgan Stanley (FDIC Guaranteed), 2.25%, Due 3/13/2012 .............................             2,800             2,863
                                                                                                            ---------------
TENNESSEE VALLEY AUTHORITY - 0.02%
      5.25%, Due 9/15/2039 ............................................................               170               171
                                                                                                            ---------------
   TOTAL U.S. AGENCY OBLIGATIONS ......................................................                              51,224
                                                                                                            ---------------
U.S. TREASURY OBLIGATIONS - 4.08%
      1.375%, Due 2/15/2012 ...........................................................             5,815             5,875
      2.00%, Due 11/30/2013 ...........................................................             3,000             3,023
      2.375%, Due 10/31/2014 ..........................................................             4,575             4,603
      4.125%, Due 5/15/2015 ...........................................................               875               949
      3.00%, Due 9/30/2016 ............................................................             1,000             1,000
      3.75%, Due 11/15/2018 ...........................................................             2,500             2,552
      3.625%, Due 8/15/2019 ...........................................................             2,230             2,236
      3.375%, Due 11/15/2019 ..........................................................             1,185             1,162
      7.875%, Due 2/15/2021 ...........................................................             1,200             1,641
      6.25%, Due 8/15/2023 ............................................................               800               978
      6.875%, Due 8/15/2025 ...........................................................               580               755
      5.25%, Due 11/15/2028 ...........................................................               750               834
      5.375%, Due 2/15/2031 ...........................................................               775               877
      4.75%, Due 2/15/2037 ............................................................               130               136
      4.50%, Due 5/15/2038 ............................................................             4,000             4,010
      4.25%, Due 5/15/2039 ............................................................             2,595             2,486
      4.50%, Due 8/15/2039 ............................................................             1,000               999
   TOTAL U.S. TREASURY OBLIGATIONS ....................................................                              34,116
                                                                                                            ---------------

                                                                                               SHARES
                                                                                          ---------------
SHORT TERM INVESTMENTS - 3.93%
   American Beacon U.S. Government Money Market Select Fund +...................                5,000,000             5,000
   JP Morgan U.S. Government Money Market Fund ........................................        24,870,833            24,871

                                                                                                PAR
                                                                                               AMOUNT
                                                                                          ---------------
   U.S. Treasury,
      0.02%, Due 3/11/2010 * ..........................................................   $         2,978             2,978
   TOTAL SHORT TERM INVESTMENTS .......................................................                              32,849
                                                                                                            ---------------
TOTAL INVESTMENTS - 99.67% (COST $806,140) ............................................                     $       833,211
OTHER ASSETS, NET OF LIABILITIES - 0.33% ..............................................                               2,755
TOTAL NET ASSETS - 100.00% ............................................................                     $       835,966
                                                                                                            ===============

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+++ Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $10,601 or 1.27% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

+  The Fund is affiliated by having the same investment advisor.

* At January 31, 2010, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                    UNREALIZED
                               NUMBER OF   EXPIRATION    MARKET    APPRECIATION/
                               CONTRACTS      DATE       VALUE    (DEPRECIATION)
                               ---------   ----------   -------   --------------
Emini S&P 500 Index .........     591       Mar 2010    $31,630       $(944)
                                                        $31,630       $(944)
                                                        =======       =====

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
COMMON STOCKS - 94.89%
CONSUMER DISCRETIONARY - 8.09%
   AUTO COMPONENTS - 0.64%
      Gentex Corp. ....................................................................         2,365,000   $        45,337
                                                                                                            ---------------
   HOTELS, RESTAURANTS & LEISURE - 1.66%
      Carnival Corp. ## ...............................................................         1,058,000            35,263
      McDonald's Corp. ................................................................           818,700            51,112
      Wyndham Worldwide Corp. .........................................................         1,473,480            30,928
                                                                                                            ---------------
                                                                                                                    117,303
                                                                                                            ---------------
   INTERNET & CATALOG RETAIL - 0.07%
      eBay, Inc. ## ...................................................................           214,400             4,936
                                                                                                            ---------------
   MEDIA - 1.90%
      CBS Corp. .......................................................................         1,208,300            15,623
      Comcast Corp. ...................................................................           582,500             8,819
      Interpublic Group of Cos., Inc. ## ..............................................           912,900             5,897
      Time Warner Cable, Inc. .........................................................           197,600             8,614
      Time Warner, Inc. ...............................................................         1,532,040            42,055
      Walt Disney Co. Ltd. ............................................................         1,413,200            41,760
      Warner Music Group Corp. ## .....................................................         2,322,000            11,215
                                                                                                            ---------------
                                                                                                                    133,983
                                                                                                            ---------------
   MULTILINE RETAIL - 1.53%
      J.C. Penney Company, Inc. .......................................................         1,645,400            40,855
      Target Corp. ....................................................................           824,000            42,246
      Wal-Mart Stores, Inc. ...........................................................           468,660            25,041
                                                                                                            ---------------
                                                                                                                    108,142
                                                                                                            ---------------
   SPECIALTY RETAIL - 1.50%
      Gap, Inc. .......................................................................           251,900             4,806
      The Home Depot, Inc. ............................................................         3,333,767            93,379
      Limited Brands, Inc. ............................................................           403,900             7,682
                                                                                                            ---------------
                                                                                                                    105,867
                                                                                                            ---------------
   TEXTILES & APPAREL - 0.79%
      Polo Ralph Lauren Corp. .........................................................           681,000            55,842
                                                                                                            ---------------
   TOTAL CONSUMER DISCRETIONARY .......................................................                             571,410
                                                                                                            ---------------
CONSUMER STAPLES - 10.92%
   BEVERAGES - 2.13%
      Coca-Cola Co. ...................................................................           319,800            17,349
      Diageo plc, ADR .................................................................         1,626,200           109,265
      PepsiCo, Inc. ...................................................................           402,100            23,973
                                                                                                            ---------------
                                                                                                                    150,587
                                                                                                            ---------------
   FOOD & DRUG RETAILING - 1.29%
      CVS Caremark Corp. ..............................................................           694,000            22,465
      Safeway, Inc. ...................................................................         2,473,700            55,534

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
      Sysco Corp. .....................................................................           475,740   $        13,316
                                                                                                            ---------------
                                                                                                                     91,315
                                                                                                            ---------------
   FOOD PRODUCTS - 3.22%
      ConAgra Foods, Inc. .............................................................         2,600,000            59,124
      H.J. Heinz Co. ..................................................................           532,700            23,242
      Hershey Co. .....................................................................         1,084,000            39,490
      Kellogg Co. .....................................................................           990,000            53,876
      Kraft Foods, Inc. ...............................................................           200,300             5,540
      Unilever N.V. ...................................................................         1,500,000            45,870
                                                                                                            ---------------
                                                                                                                    227,142
                                                                                                            ---------------
   HOUSEHOLD PRODUCTS - 0.38%
      The Procter & Gamble Co. ........................................................           435,100            26,780
                                                                                                            ---------------
   PERSONAL PRODUCTS - 0.80%
      L'Oreal SA ......................................................................         2,675,000            56,175
                                                                                                            ---------------
   TOBACCO - 3.10%
      Altria Group, Inc. ..............................................................         1,312,900            26,074
      Imperial Tobacco Group plc, ADR .................................................         1,394,100            89,223
      Lorillard, Inc. .................................................................            85,500             6,472
      Philip Morris International, Inc. ...............................................         2,131,400            97,000
                                                                                                            ---------------
                                                                                                                    218,769
                                                                                                            ---------------
   TOTAL CONSUMER STAPLES .............................................................                             770,768
                                                                                                            ---------------
ENERGY - 8.97%
   ENERGY EQUIPMENT & SERVICES - 0.51%
      Weatherford International Ltd. ## ...............................................         2,300,000            36,064
                                                                                                            ---------------
   OIL & GAS - 8.46%
      BP plc, ADR .....................................................................           957,600            53,741
      Chevron Corp. ...................................................................         1,046,462            75,471
      ConocoPhillips ..................................................................         4,384,896           210,475
      Devon Energy Corp. ..............................................................         1,001,000            66,977
      Duke Energy Corp. ...............................................................         2,260,900            37,373
      Exxon Mobil Corp. ...............................................................         1,029,400            66,324
      Occidental Petroleum Corp. ......................................................           774,400            60,666
      Royal Dutch Shell plc, ADR ......................................................           491,400            26,231
                                                                                                            ---------------
                                                                                                                    597,258
                                                                                                            ---------------
   TOTAL ENERGY .......................................................................                             633,322
                                                                                                            ---------------
FINANCIALS - 18.93%
   BANKS - 11.85%
      Banco Santander S.A. ............................................................         2,915,692            41,053
      Bank of America Corp. ...........................................................        10,291,690           156,228
      Bank of New York Mellon Corp. ...................................................           801,900            23,327
      Citigroup, Inc. .................................................................         6,300,468            20,918

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
      East West Bancorp, Inc. ## ......................................................         1,839,600   $        30,225
      JP Morgan Chase & Co. ...........................................................         5,145,898           200,381
      KeyCorp .........................................................................           682,874             4,903
      M&T Bank Corp. ..................................................................           590,000            43,513
      PNC Financial Services Group, Inc. ..............................................         1,757,049            97,393
      State Street Corp. ..............................................................           598,300            25,655
      SunTrust Banks, Inc. ............................................................           160,600             3,907
      U.S. Bancorp ....................................................................         1,339,760            33,601
      Washington Mutual, Inc. .........................................................         1,765,000                --
      Wells Fargo & Co. ...............................................................         4,308,158           122,481
      Zions Bancorporation ............................................................         1,728,000            32,780
                                                                                                            ---------------
                                                                                                                    836,365
                                                                                                            ---------------
   DIVERSIFIED FINANCIALS - 3.44%
      American Express Co. ............................................................         1,808,100            68,093
      Capital One Financial Corp. .....................................................         1,385,600            51,073
      Charles Schwab Corp. ............................................................         1,247,620            22,819
      Mitsubishi UFJ Financial Group, Inc., ADR .......................................         8,256,000            42,354
      Morgan Stanley Dean Witter & Co. ................................................         1,242,800            33,282
      SLM Corp. ## ....................................................................         2,435,500            25,646
                                                                                                            ---------------
                                                                                                                    243,267
                                                                                                            ---------------
   INSURANCE - 3.64%
      ACE Ltd. ........................................................................         1,088,500            53,630
      Aflac, Inc. .....................................................................           210,550            10,197
      Allstate Corp. ..................................................................           331,500             9,922
      Genworth Financial, Inc. ## .....................................................           803,200            11,116
      Hartford Financial Services Group, Inc. .........................................           899,650            21,583
      Lincoln National Corp. ..........................................................         1,006,200            24,732
      MetLife, Inc. ...................................................................         1,200,259            42,393
      Prudential Financial, Inc. ......................................................           124,800             6,239
      Travelers Cos., Inc. ............................................................           946,800            47,974
      XL Capital Ltd. .................................................................         1,728,000            28,979
                                                                                                            ---------------
                                                                                                                    256,765
                                                                                                            ---------------
   TOTAL FINANCIALS ...................................................................                           1,336,397
                                                                                                            ---------------
HEALTH CARE - 11.11%
   HEALTH CARE EQUIPMENT & SUPPLIES - 1.88%
      Baxter International, Inc. ......................................................         2,049,800           118,048
      CareFusion Corp. ## .............................................................           508,250            13,087
      Zimmer Holdings, Inc. ## ........................................................            31,800             1,791
                                                                                                            ---------------
                                                                                                                    132,926
                                                                                                            ---------------
   HEALTH CARE PROVIDERS & SERVICES - 2.31%
      Cardinal Health, Inc. ...........................................................         1,317,900            43,583
      CIGNA Corp. .....................................................................         1,614,600            54,525
      UnitedHealth Group, Inc. ........................................................           867,900            28,641
      WellPoint, Inc. ## ..............................................................           565,900            36,059
                                                                                                            ---------------
                                                                                                                    162,808
                                                                                                            ---------------

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   PHARMACEUTICALS - 6.92%
      Amgen, Inc. ## ..................................................................           420,800   $        24,608
      Bristol-Myers Squibb Co. ........................................................         4,026,900            98,095
      Eli Lilly & Co. .................................................................         2,185,400            76,926
      Hospira, Inc. ## ................................................................         1,143,000            57,882
      Johnson & Johnson ...............................................................           728,600            45,800
      Merck & Co., Inc. ...............................................................         1,427,299            54,494
      Pfizer, Inc. ....................................................................         6,999,449           130,610
                                                                                                            ---------------
                                                                                                                    488,415
                                                                                                            ---------------
   TOTAL HEALTH CARE ..................................................................                             784,149
                                                                                                            ---------------
INDUSTRIALS - 12.67%
   AEROSPACE & DEFENSE - 5.10%
      Boeing Co. ......................................................................         1,973,900           119,618
      Lockheed Martin Corp. ...........................................................           219,500            16,357
      Northrop Grumman Corp. ..........................................................         1,299,000            73,524
      Raytheon Co. ....................................................................         2,448,500           128,375
      United Technologies Corp. .......................................................           328,500            22,167
                                                                                                            ---------------
                                                                                                                    360,041
                                                                                                            ---------------
   AIR FREIGHT & COURIERS - 0.13%
      FedEx Corp. .....................................................................           115,300             9,033
                                                                                                            ---------------
   INDUSTRIAL CONGLOMERATES - 3.99%
      3M Co. ..........................................................................           691,100            55,627
      General Electric Co. ............................................................         6,359,700           102,264
      Honeywell International, Inc. ...................................................         2,322,425            89,738
      Textron, Inc. ...................................................................         1,192,300            23,286
      Tyco International Ltd. .........................................................           306,700            10,866
                                                                                                            ---------------
                                                                                                                    281,781
                                                                                                            ---------------
   MACHINERY - 3.45%
      Caterpillar, Inc. ...............................................................           318,400            16,633
      Cummins, Inc. ...................................................................           255,600            11,543
      Deere & Co. .....................................................................         1,039,000            51,898
      Eaton Corp. .....................................................................           346,100            21,195
      Illinois Tool Works, Inc. .......................................................           887,000            38,664
      ITT Industries, Inc. ............................................................           930,300            44,943
      PACCAR, Inc. ....................................................................           358,600            12,921
      SPX Corp. .......................................................................           834,000            45,403
                                                                                                            ---------------
                                                                                                                    243,200
                                                                                                            ---------------
   TOTAL INDUSTRIALS ..................................................................                             894,055
                                                                                                            ---------------
INFORMATION TECHNOLOGY - 14.78%
   COMMUNICATIONS EQUIPMENT - 0.87%
      Nokia Corp., ADR ................................................................         4,478,000            61,304
                                                                                                            ---------------

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   COMPUTERS & PERIPHERALS - 7.42%
      Apple Computer, Inc. ## .........................................................           457,000   $        87,799
      Dell, Inc. ## ...................................................................         1,653,800            21,334
      EMC Corp. ## ....................................................................         4,000,000            66,680
      Hewlett-Packard Co. .............................................................         2,743,300           129,127
      International Business Machines Corp. ...........................................         1,788,500           218,895
                                                                                                            ---------------
                                                                                                                    523,835
                                                                                                            ---------------
   ELECTRICAL EQUIPMENT - 0.48%
      Molex, Inc. - Class A ...........................................................         1,909,000            33,656
                                                                                                            ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.57%
      Intel Corp. .....................................................................         4,877,200            94,618
      Tyco Electronics Ltd. ...........................................................           657,200            16,351
                                                                                                            ---------------
                                                                                                                    110,969
                                                                                                            ---------------
   IT CONSULTING & SERVICES - 0.05%
      Accenture plc ...................................................................            82,200             3,369
                                                                                                            ---------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.60%
      Texas Instruments, Inc. .........................................................         1,882,000            42,345
                                                                                                            ---------------
   SOFTWARE - 3.79%
      Adobe Systems, Inc. ## ..........................................................         1,500,000            48,450
      CA, Inc. ........................................................................         1,002,803            22,102
      Intuit, Inc. ## .................................................................         1,422,000            42,105
      Microsoft Corp. .................................................................         2,820,900            79,493
      Oracle Corp. ....................................................................         3,266,100            75,316
                                                                                                            ---------------
                                                                                                                    267,466
                                                                                                            ---------------
      TOTAL INFORMATION TECHNOLOGY ....................................................                           1,042,944
                                                                                                            ---------------
MATERIALS - 2.10%
   CHEMICALS - 2.06%
      Air Products & Chemicals, Inc. ..................................................         1,181,900            89,777
      Dow Chemical Co. ................................................................           985,500            26,697
      E. I. du Pont de Nemours & Co. ..................................................           586,700            19,132
      PPG Industries, Inc. ............................................................           161,000             9,448
                                                                                                            ---------------
                                                                                                                    145,054
                                                                                                            ---------------
   METALS & MINING - 0.04%
      Alcoa, Inc. .....................................................................           227,100             2,891
                                                                                                            ---------------
   TOTAL MATERIALS ....................................................................                             147,945
                                                                                                            ---------------
TELECOMMUNICATION SERVICES - 1.94%
   DIVERSIFIED TELECOMMUNICATION - 1.94%
      AT&T, Inc. ......................................................................         2,260,352            57,322
      Verizon Communications, Inc. ....................................................           648,286            19,073

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
      Vodafone Group plc, ADR .........................................................         2,821,200   $        60,543
                                                                                                            ---------------
   TOTAL TELECOMMUNICATION SERVICES ...................................................                             136,938
                                                                                                            ---------------
UTILITIES - 5.38%
   ELECTRIC UTILITIES - 3.94%
      CenterPoint Energy, Inc. ........................................................         2,175,700            30,351
      Constellation Energy Group, Inc. ................................................           562,700            18,164
      Dominion Resources, Inc. ........................................................         2,839,500           106,368
      Edison International ............................................................           283,100             9,433
      Entergy Corp. ...................................................................           241,800            18,452
      Exelon Corp. ....................................................................           417,200            19,032
      FPL Group, Inc. .................................................................         1,166,000            56,854
      Public Service Enterprise Group, Inc. ...........................................           639,300            19,556
                                                                                                            ---------------
                                                                                                                    278,210
                                                                                                            ---------------
   GAS UTILITIES - 0.85%
      Spectra Energy Corp. ............................................................         2,813,500            59,787
   MULTI-UTILITIES - 0.59%
      Questar Corp. ...................................................................         1,006,000            41,729
                                                                                                            ---------------
   TOTAL UTILITIES ....................................................................                             379,726
                                                                                                            ---------------
   TOTAL COMMON STOCKS ................................................................                           6,697,654
                                                                                                            ---------------
PREFERRED STOCKS - 0.31%
FINANCIALS - 0.31%
   BANKS - 0.31%
      Bank of America Corp. ## ........................................................         1,010,000            15,251
      East West Bancorp, Inc. ## ......................................................             3,480             6,325
   TOTAL PREFERRED STOCKS .............................................................                              21,576
                                                                                                            ---------------
   SHORT TERM INVESTMENTS - 4.80%
      American Beacon U.S. Government Money
         Market Select Fund +++ .......................................................        60,000,000            60,000
      JP Morgan U.S. Government Money Market
         Fund .........................................................................       245,454,536           245,455

                                                                                                PAR
                                                                                               AMOUNT
                                                                                          ---------------
   U.S. Treasury,
      0.02%, Due 3/11/2010 # ..........................................................   $        28,615            28,614
      0.07%, Due 4/15/2010 # ..........................................................             4,754             4,753
   TOTAL SHORT TERM INVESTMENTS                                                                                     338,822
                                                                                                            ---------------
TOTAL INVESTMENTS 100.00% - (COST $7,333,392) .........................................                           7,058,052
OTHER ASSETS, NET OF LIABILITIES - 0.00% ..............................................                                  84
TOTAL NET ASSETS - 100.00% ............................................................                     $     7,058,136
                                                                                                            ===============

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+++  The Fund is affiliated by having the same investment advisor.

# At January 31, 2010, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                       UNREALIZED
                                  NUMBER OF   EXPIRATION    MARKET     APPRECIATION/
                                  CONTRACTS      DATE       VALUE     (DEPRECIATION)
                                  ---------   ----------   --------   --------------
Emini S&P 500 Index ...........     6,279      Mar 2010    $336,052      $(8,663)
                                                           ========      =======

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
COMMON STOCKS - 96.05%
CONSUMER DISCRETIONARY - 14.74%
   HOTELS, RESTAURANTS & LEISURE - 0.52%
      Carnival Corp. ## ...............................................................            11,439   $           381
                                                                                                            ---------------
   INTERNET & CATALOG RETAIL - 4.04%
      Amazon.com, Inc. ## .............................................................             4,450               558
      eBay, Inc. ## ...................................................................            25,700               592
      Expedia, Inc. ## ................................................................            13,000               278
      priceline.com, Inc. ## ..........................................................             7,854             1,534
                                                                                                            ---------------
                                                                                                                      2,962
                                                                                                            ---------------
   MEDIA - 1.18%
      The McGraw-Hill Companies, Inc. .................................................            24,309               862
                                                                                                            ---------------
   MULTILINE RETAIL - 2.85%
      Costco Wholesale Corp. ..........................................................             9,300               534
      Kohl's Corp. ## .................................................................             9,300               469
      Nordstrom, Inc. .................................................................            19,185               663
      Target Corp. ....................................................................             8,200               420
                                                                                                            ---------------
                                                                                                                      2,086
                                                                                                            ---------------
   SPECIALTY RETAIL - 5.28%
      Aeropostale, Inc. ## ............................................................            20,126               662
      AutoZone, Inc. ## ...............................................................             4,033               625
      Dollar Tree, Inc. ## ............................................................            12,730               630
      O'Reilly Automotive, Inc. ## ....................................................             9,350               354
      Ross Stores, Inc. ...............................................................            13,299               611
      Tiffany & Co. ...................................................................            15,624               635
      Urban Outfitters, Inc. ## .......................................................            11,100               350
                                                                                                            ---------------
                                                                                                                      3,867
                                                                                                            ---------------
   TEXTILES & APPAREL - 0.87%
      Coach, Inc. .....................................................................            18,401               642
                                                                                                            ---------------
   TOTAL CONSUMER DISCRETIONARY .......................................................                              10,800
                                                                                                            ---------------
CONSUMER STAPLES - 3.59%
   BEVERAGES - 0.51%
      PepsiCo, Inc. ...................................................................             6,300               375
                                                                                                            ---------------
   FOOD & DRUG RETAILING - 0.50%
      Walgreen Co. ....................................................................            10,200               368
                                                                                                            ---------------
   HOUSEHOLD PRODUCTS - 2.58%
      Colgate-Palmolive Co. ...........................................................             8,079               646
      Kimberly-Clark Corp. ............................................................             9,982               593

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
      The Procter & Gamble Co. ........................................................            10,538   $           649
                                                                                                            ---------------
                                                                                                                      1,888
                                                                                                            ---------------
   TOTAL CONSUMER STAPLES .............................................................                               2,631
                                                                                                            ---------------
ENERGY - 6.00%
   ENERGY EQUIPMENT & SERVICES - 2.70%
      FMC Technologies, Inc. ## .......................................................             6,150               327
      Helmerich & Payne, Inc. .........................................................            14,706               615
      Schlumberger Ltd. ...............................................................             7,000               444
      Transocean Ltd. ## ..............................................................             6,948               589
                                                                                                            ---------------
                                                                                                                      1,975
                                                                                                            ---------------
   OIL & GAS - 3.30%
      EOG Resources, Inc. .............................................................             7,548               682
      Occidental Petroleum Corp. ......................................................            12,675               993
      Petroleo Brasileiro S.A., ADR ...................................................             9,000               365
      Suncor Energy, Inc. .............................................................            11,900               377
                                                                                                            ---------------
                                                                                                                      2,417
                                                                                                            ---------------
   TOTAL ENERGY .......................................................................                               4,392
                                                                                                            ---------------
FINANCIALS - 9.91%
   BANKS - 3.35%
      Goldman Sachs Group, Inc. .......................................................             9,461             1,407
      JP Morgan Chase & Co. ...........................................................            26,900             1,048
                                                                                                            ---------------
                                                                                                                      2,455
                                                                                                            ---------------
   DIVERSIFIED FINANCIALS - 6.56%
      BlackRock, Inc. .................................................................             3,150               674
      Charles Schwab Corp. ............................................................            19,700               360
      Franklin Resources, Inc. ........................................................             6,830               676
      IntercontinentalExchange, Inc. ## ...............................................             3,350               320
      Invesco Ltd. ....................................................................            16,200               313
      Mastercard, Inc. ................................................................             2,150               537
      TD Ameritrade Holding Corp. ## ..................................................            37,090               659
      Visa, Inc. ......................................................................            15,450             1,267
                                                                                                            ---------------
                                                                                                                      4,806
                                                                                                            ---------------
   TOTAL FINANCIALS ...................................................................                               7,261
                                                                                                            ---------------
HEALTH CARE - 14.53%
   BIOTECHNOLOGY - 2.25%
      Celgene Corp. ## ................................................................             9,800               556
      Gilead Sciences, Inc. ## ........................................................            22,521             1,087
                                                                                                            ---------------
                                                                                                                      1,643
                                                                                                            ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 1.54%
      Baxter International, Inc. ......................................................            14,900               858
      Mindray Medical International Ltd. ..............................................             7,800               272
                                                                                                            ---------------
                                                                                                                      1,130
                                                                                                            ---------------

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   HEALTH CARE PROVIDERS & SERVICES - 3.97%
      AmerisourceBergen Corp. .........................................................            25,605   $           698
      McKesson Corp. ..................................................................            10,454               615
      UnitedHealth Group, Inc. ........................................................            22,858               754
      WellPoint, Inc. ## ..............................................................            13,176               840
                                                                                                            ---------------
                                                                                                                      2,907
                                                                                                            ---------------
   PHARMACEUTICALS - 6.77%
      Abbott Laboratories .............................................................            12,855               680
      Amgen, Inc. ## ..................................................................            12,291               719
      Eli Lilly & Co. .................................................................            18,823               663
      Johnson & Johnson ...............................................................            10,225               643
      Medco Health Solutions, Inc. ## .................................................            21,000             1,291
      Teva Pharmaceutical Industries Ltd., ADR ........................................            17,050               967
                                                                                                            ---------------
                                                                                                                      4,963
                                                                                                            ---------------
   TOTAL HEALTH CARE ..................................................................                              10,643
                                                                                                            ---------------
INDUSTRIALS - 13.92%
   AEROSPACE & DEFENSE - 1.86%
      Lockheed Martin Corp. ...........................................................             8,204               612
      United Technologies Corp. .......................................................            11,100               749
                                                                                                            ---------------
                                                                                                                      1,361
                                                                                                            ---------------
   COMMERCIAL SERVICES & SUPPLIES - 4.70%
      ABB Ltd., ADR ...................................................................            20,200               364
      Apollo Group, Inc. ## ...........................................................            11,692               708
      CH Robinson Worldwide, Inc. .....................................................             5,800               329
      H&R Block, Inc. .................................................................            34,868               750
      Hewitt Associates, Inc. ## ......................................................            15,961               630
      ITT Educational Services, Inc. ## ...............................................             6,831               662
                                                                                                            ---------------
                                                                                                                      3,443
                                                                                                            ---------------
   INDUSTRIAL CONGLOMERATES - 0.87%
      3M Co. ..........................................................................             7,910               637
                                                                                                            ---------------
   MACHINERY - 5.04%
      Danaher Corp. ...................................................................            12,600               899
      Deere & Co. .....................................................................             6,800               340
      Eaton Corp. .....................................................................            10,202               625
      Flowserve Corp. .................................................................             6,423               579
      Illinois Tool Works, Inc. .......................................................            13,469               587
      Joy Global, Inc. ................................................................            14,518               664
                                                                                                            ---------------
                                                                                                                      3,694
                                                                                                            ---------------
   ROAD & RAIL - 1.21%
      Union Pacific Corp. .............................................................            14,700               889
                                                                                                            ---------------

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   TRADING COMPANIES & DISTRIBUTORS - 0.24%
      Fastenal Co. ....................................................................             4,300   $           178
                                                                                                            ---------------
   TOTAL INDUSTRIALS ..................................................................                              10,202
                                                                                                            ---------------
INFORMATION TECHNOLOGY - 29.34%
   COMMUNICATIONS EQUIPMENT - 5.53%
      Cisco Systems, Inc. ## ..........................................................            68,539             1,540
      Corning, Inc. ...................................................................            41,648               753
      Juniper Networks, Inc. ## .......................................................            20,850               518
      QUALCOMM, Inc. ..................................................................            31,559             1,237
                                                                                                            ---------------
                                                                                                                      4,048
                                                                                                            ---------------
   COMPUTERS & PERIPHERALS - 8.31%
      Apple Computer, Inc. ## .........................................................            11,201             2,152
      EMC Corp. ## ....................................................................            35,211               587
      Hewlett-Packard Co. .............................................................            37,553             1,767
      International Business Machines Corp. ...........................................             7,859               962
      Western Digital Corp. ## ........................................................            16,395               623
                                                                                                            ---------------
                                                                                                                      6,091
                                                                                                            ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.84%
      Intel Corp. .....................................................................            31,837               618
                                                                                                            ---------------
   INTERNET SOFTWARE & SERVICES - 2.91%
      Baidu, Inc. ## ..................................................................               775               319
      Equinix, Inc. ## ................................................................             6,600               635
      Google, Inc. ## .................................................................             2,230             1,181
                                                                                                            ---------------
                                                                                                                      2,135
                                                                                                            ---------------
   IT CONSULTING & SERVICES - 4.92%
      Accenture plc ...................................................................            24,020               985
      Cognizant Technology Solutions Corp. ## .........................................            40,851             1,783
      The Western Union Co. ...........................................................            45,033               835
                                                                                                            ---------------
                                                                                                                      3,603
                                                                                                            ---------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.59%
      Linear Technology Corp. .........................................................             9,700               253
      Marvell Technology Group Ltd. ## ................................................            23,800               415
      QLogic Corp. ## .................................................................            35,648               613
      Texas Instruments, Inc. .........................................................            27,308               614
                                                                                                            ---------------
                                                                                                                      1,895
                                                                                                            ---------------
   SOFTWARE - 4.24%
      Adobe Systems, Inc. ## ..........................................................            11,200               362
      Microsoft Corp. .................................................................            48,080             1,355
      Oracle Corp. ....................................................................            60,380             1,392
                                                                                                            ---------------
                                                                                                                      3,109
                                                                                                            ---------------
   TOTAL INFORMATION TECHNOLOGY .......................................................                              21,499
                                                                                                            ---------------

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
MATERIALS - 2.30%
   CHEMICALS - 1.37%
      Ecolab, Inc. ....................................................................             7,850   $           345
      Monsanto Co. ....................................................................             8,700               660
                                                                                                            ---------------
                                                                                                                      1,005
                                                                                                            ---------------
   METALS & MINING - 0.93%
      Cliffs Natural Resources, Inc. ..................................................             8,900               355
      Freeport-McMoRan Copper & Gold, Inc. ............................................             4,900               327
                                                                                                            ---------------
                                                                                                                        682
                                                                                                            ---------------
   TOTAL MATERIALS ....................................................................                               1,687
                                                                                                            ---------------
TELECOMMUNICATION SERVICES - 0.40%
   WIRELESS TELECOMMUNICATION SERVICES - 0.40%
      American Tower Corp. ## .........................................................             6,950               295
                                                                                                            ---------------
UTILITIES - 1.32%
   GAS UTILITIES - 1.32%
      Southwestern Energy Co. ## ......................................................            22,600               969
                                                                                                            ---------------
   TOTAL COMMON STOCKS ................................................................                              70,379
                                                                                                            ---------------
SHORT TERM INVESTMENTS - 3.96%
      JP Morgan U.S. Government Money Market Fund .....................................         2,213,319             2,213

                                                                                                PAR
                                                                                               AMOUNT
                                                                                          ---------------
   U.S. Treasury,
      0.02%, Due 3/11/2010 +++ ........................................................   $           693               693
   TOTAL SHORT TERM INVESTMENTS .......................................................                               2,906
                                                                                                            ---------------
TOTAL INVESTMENTS 100.01% - (COST $63,007) ............................................                              73,285
LIABILITIES, NET OF OTHER ASSETS - (0.01%) ............................................                                 (10)
TOTAL NET ASSETS - 100.00% ............................................................                     $        73,275
                                                                                                            ===============

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+++ At January 31, 2010, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                              UNREALIZED
                                          NUMBER OF   EXPIRATION   MARKET   APPRECIATION/
                                          CONTRACTS      DATE       VALUE   (DEPRECIATION)
                                          ---------   ----------   ------   --------------
Emini S&P 500 Index ...................       53       Mar 2010    $2,837       $(118)
                                                                   ======       =====

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
COMMON STOCKS - 93.12%
CONSUMER DISCRETIONARY - 18.49%
   AUDIO/VIDEO PRODUCTS - 0.42%
      Harman International Industries, Inc. ...........................................            10,100   $           359
                                                                                                            ---------------
   AUTO COMPONENTS - 1.90%
      Advance Auto Parts, Inc. ........................................................            16,900               667
      Magna International, Inc. .......................................................            17,825               981
                                                                                                            ---------------
                                                                                                                      1,648
                                                                                                            ---------------
   HOTELS, RESTAURANTS & LEISURE - 2.18%
      International Game Technology ...................................................            67,500             1,238
      Royal Caribbean Cruises Ltd. ## .................................................            25,100               655
                                                                                                            ---------------
                                                                                                                      1,893
                                                                                                            ---------------
   HOUSEHOLD DURABLES - 3.46%
      Black & Decker Corp. ............................................................            12,625               816
      Stanley Works ...................................................................            26,800             1,374
      Whirlpool Corp. .................................................................            10,775               810
                                                                                                            ---------------
                                                                                                                      3,000
                                                                                                            ---------------
   MEDIA - 1.41%
      Omnicom Group, Inc. .............................................................            34,525             1,219
                                                                                                            ---------------
   MULTILINE RETAIL - 1.94%
      J.C. Penney Company, Inc. .......................................................            67,825             1,684
                                                                                                            ---------------
   SPECIALTY RETAIL - 6.86%
      Family Dollar Stores, Inc. ......................................................            28,400               877
      GameStop Corp. ## ...............................................................            30,100               595
      Gildan Activewear, Inc. ## ......................................................            45,950               985
      Hanesbrands, Inc. ## ............................................................            41,900               963
      Limited Brands, Inc. ............................................................            22,400               426
      Regis Corp. .....................................................................            39,625               631
      Rent-A-Center, Inc. ## ..........................................................            29,200               584
      Sherwin-Williams Co. ............................................................            14,075               892
                                                                                                            ---------------
                                                                                                                      5,953
                                                                                                            ---------------
   TEXTILES & APPAREL - 0.32%
      Sealy Corp. ## ..................................................................            93,775               279
                                                                                                            ---------------
   TOTAL CONSUMER DISCRETIONARY .......................................................                              16,035
                                                                                                            ---------------
CONSUMER STAPLES - 4.05%
   FOOD & DRUG RETAILING - 1.03%
      Sysco Corp. .....................................................................            32,000               896
                                                                                                            ---------------
   FOOD PRODUCTS - 0.67%
      Sara Lee Corp. ..................................................................            47,825               581
                                                                                                            ---------------

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   PERSONAL PRODUCTS - 0.64%
      Avon Products, Inc. .............................................................            18,425   $           555
                                                                                                            ---------------
   TOBACCO - 1.71%
      Lorillard, Inc. .................................................................             9,200               696
      Reynolds American, Inc. .........................................................            14,700               782
                                                                                                            ---------------
                                                                                                                      1,478
                                                                                                            ---------------
   TOTAL CONSUMER STAPLES .............................................................                               3,510
                                                                                                            ---------------
ENERGY - 3.87%
   ENERGY EQUIPMENT & SERVICES - 0.95%
      BJ Services Co. .................................................................            40,075               828
                                                                                                            ---------------
   OIL & GAS - 2.92%
      El Paso Corp. ...................................................................            81,800               830
      Murphy Oil Corp. ................................................................            19,800             1,012
      Valero Energy Corp. .............................................................            37,475               690
                                                                                                            ---------------
                                                                                                                      2,532
                                                                                                            ---------------
   TOTAL ENERGY .......................................................................                               3,360
                                                                                                            ---------------
FINANCIALS - 24.85%
   BANKS - 7.79%
      Comerica, Inc. ..................................................................            30,350             1,047
      Fifth Third Bancorp .............................................................           162,950             2,027
      First Horizon National Corp. ## .................................................            13,331               173
      KeyCorp .........................................................................            64,875               466
      New York Community Bancorp, Inc. ................................................            64,400               968
      PNC Financial Services Group, Inc. ..............................................            35,203             1,951
      Popular, Inc. ...................................................................            59,175               127
                                                                                                            ---------------
                                                                                                                      6,759
                                                                                                            ---------------
   DIVERSIFIED FINANCIALS - 3.66%
      Ameriprise Financial, Inc. ......................................................            16,000               612
      Capital One Financial Corp. .....................................................            36,500             1,345
      Marshall & Ilsley Corp. .........................................................            63,850               441
      SLM Corp. ## ....................................................................            73,400               773
                                                                                                            ---------------
                                                                                                                      3,171
                                                                                                            ---------------
   INSURANCE - 11.94%
      Axis Capital Holdings Ltd. ......................................................            32,300               930
      The Chubb Corp. .................................................................            15,900               795
      Conseco, Inc. ## ................................................................            92,050               438
      Delphi Financial Group, Inc. ....................................................            52,775             1,069
      Fidelity National Financial, Inc. ...............................................            71,200               918
      First American Corp. ............................................................            12,125               359
      Hartford Financial Services Group, Inc. .........................................            15,400               369
      Protective Life Corp. ...........................................................            76,550             1,290
      RenaissanceRe Holdings Ltd. .....................................................            20,275             1,099

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
      Torchmark Corp. .................................................................            27,925   $         1,254
      Validus Holdings Ltd. ...........................................................            28,932               767
      Willis Group Holdings plc .......................................................            38,900             1,020
      XL Capital Ltd. .................................................................             2,700                45
                                                                                                            ---------------
                                                                                                                     10,353
                                                                                                            ---------------
   REAL ESTATE - 1.46%
      Annaly Capital Management, Inc. .................................................            65,600             1,140
      Hospitality Properties Trust ....................................................             5,900               131
                                                                                                            ---------------
                                                                                                                      1,271
                                                                                                            ---------------
   TOTAL FINANCIALS ...................................................................                              21,554
                                                                                                            ---------------
HEALTH CARE - 10.14%
   HEALTH CARE EQUIPMENT & SUPPLIES - 2.30%
      Immucor, Inc. ## ................................................................            44,150               819
      Zimmer Holdings, Inc. ## ........................................................            20,825             1,173
                                                                                                            ---------------
                                                                                                                      1,992
                                                                                                            ---------------
   HEALTH CARE PROVIDERS & SERVICES - 7.84%
      Aetna, Inc. .....................................................................            24,000               719
      Cardinal Health, Inc. ...........................................................            31,400             1,038
      CIGNA Corp. .....................................................................            28,900               976
      Coventry Health Care, Inc. ## ...................................................            55,500             1,270
      Mednax, Inc. ## .................................................................            13,850               788
      Omnicare, Inc. ..................................................................            45,300             1,132
      Quest Diagnostics, Inc. .........................................................            15,800               880
                                                                                                            ---------------
                                                                                                                      6,803
                                                                                                            ---------------
   TOTAL HEALTH CARE ..................................................................                               8,795
                                                                                                            ---------------
INDUSTRIALS - 13.28%
   AEROSPACE & DEFENSE - 5.69%
      Goodrich Corp. ..................................................................            16,200             1,003
      L-3 Communications Holdings, Inc. ...............................................            32,250             2,688
      Spirit Aerosystems Holdings, Inc. ## ............................................            58,100             1,246
                                                                                                            ---------------
                                                                                                                      4,937
                                                                                                            ---------------
   COMMERCIAL SERVICES & SUPPLIES - 0.38%
      Avery Dennison Corp. ............................................................            10,200               332
                                                                                                            ---------------
   ELECTRICAL EQUIPMENT - 1.00%
      Cooper Industries plc ...........................................................            20,225               868
                                                                                                            ---------------
   FREIGHT TRANSPORTATION - 0.80%
      Ryder System, Inc. ..............................................................            19,000               691
                                                                                                            ---------------
   MACHINERY - 5.41%
      Brady Corp. .....................................................................            43,200             1,221
      Eaton Corp. .....................................................................            19,500             1,194
      Graco, Inc. .....................................................................            27,500               734

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
      ITT Industries, Inc. ............................................................            16,200   $           782
      SPX Corp. .......................................................................            13,900               757
                                                                                                            ---------------
                                                                                                                      4,688
                                                                                                            ---------------
   TOTAL INDUSTRIALS ..................................................................                              11,516
                                                                                                            ---------------
INFORMATION TECHNOLOGY - 9.74%
   COMMUNICATIONS EQUIPMENT - 1.29%
      Alcatel-Lucent, ADR .............................................................           250,323               833
      Motorola, Inc. ..................................................................            46,300               285
                                                                                                            ---------------
                                                                                                                      1,118
                                                                                                            ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.89%
      Avnet, Inc. ## ..................................................................            45,875             1,213
      Tyco Electronics Ltd. ...........................................................            52,175             1,298
                                                                                                            ---------------
                                                                                                                      2,511
                                                                                                            ---------------
   IT CONSULTING & SERVICES - 2.59%
      Alliance Data Systems Corp. ## ..................................................            17,100             1,017
      Computer Sciences Corp. ## ......................................................            23,900             1,226
                                                                                                            ---------------
                                                                                                                      2,243
                                                                                                            ---------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.86%
      Lam Research Corp. ## ...........................................................            19,475               643
      Microchip Technology, Inc. ......................................................            37,500               968
                                                                                                            ---------------
                                                                                                                      1,611
                                                                                                            ---------------
   SOFTWARE - 1.11%
      CA, Inc. ........................................................................            43,850               967
                                                                                                            ---------------
   TOTAL INFORMATION TECHNOLOGY .......................................................                               8,450
                                                                                                            ---------------
UTILITIES - 8.70%
   ELECTRIC UTILITIES - 5.96%
      CenterPoint Energy, Inc. ........................................................            63,300               883
      Edison International ............................................................            23,900               796
      Pinnacle West Capital Corp. .....................................................            22,600               810
      PNM Resources, Inc. .............................................................            61,425               714
      Portland General Electric Co. ...................................................            42,075               821
      Xcel Energy, Inc. ...............................................................            55,100             1,145
                                                                                                            ---------------
                                                                                                                      5,169
                                                                                                            ---------------
   GAS UTILITIES - 2.74%
      MDU Resources Group, Inc. .......................................................            44,550               981
      Sempra Energy ...................................................................            14,925               757
      Spectra Energy Corp. ............................................................            30,100               640
                                                                                                            ---------------
                                                                                                                      2,378
                                                                                                            ---------------
   TOTAL UTILITIES ....................................................................                               7,547
                                                                                                            ---------------
   TOTAL COMMON STOCKS ................................................................                              80,767
                                                                                                            ---------------

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
PREFERRED STOCKS - 0.91%
CONSUMER DISCRETIONARY - 0.91%
   TEXTILES & APPAREL - 0.91%
      Sealy Corp. ## ..................................................................             9,571   $           789
                                                                                                            ---------------
SHORT TERM INVESTMENTS - 5.47%
   JP Morgan U.S. Government Money Market Fund ........................................         3,938,998             3,939

                                                                                                PAR
                                                                                              AMOUNT
                                                                                          ---------------
   U.S. Treasury,
      0.02%, Due 3/11/2010 +++ ........................................................   $           809               809
TOTAL SHORT TERM INVESTMENTS                                                                                          4,748
                                                                                                            ---------------
TOTAL INVESTMENTS 99.50% - (COST $85,825) .............................................                              86,304
OTHER ASSETS, NET OF LIABILITIES - 0.50% ..............................................                                 431
TOTAL NET ASSETS - 100.00% ............................................................                     $        86,735
                                                                                                            ===============

Percentages are stated as a percent of net assets.

##   Non-income producing security.

+++ At January 31, 2010, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                                                               UNREALIZED
                                                                           NUMBER OF   EXPIRATION   MARKET    APPRECIATION/
                                                                           CONTRACTS      DATE       VALUE   (DEPRECIATION)
                                                                           ---------   ----------   ------   --------------
Emini S&P 400 Index ....................................................       67       Mar 2010    $4,699       $(101)
                                                                                                    ======       =====

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
COMMON STOCKS - 95.29%
COMMUNICATIONS - 0.31%
   MEDIA - 0.31%
      Belo Corp. ......................................................................           373,346   $         2,479
      Meredith Corp. ..................................................................           144,940             4,490
                                                                                                            ---------------
   TOTAL COMMUNICATIONS ...............................................................                               6,969
                                                                                                            ---------------
CONSUMER DISCRETIONARY - 14.10%
   AUTO COMPONENTS - 1.40%
      American Axle & Manufacturing Holdings, Inc. ## + ...............................         1,101,000            10,294
      ATC Technology Corp. ## .........................................................            30,000               656
      Gentex Corp. ....................................................................         1,013,810            19,435
      Superior Industries International, Inc. .........................................            58,500               861
                                                                                                            ---------------
                                                                                                                     31,246
                                                                                                            ---------------
   DISTRIBUTORS - 0.20%
      Beacon Roofing Supply, Inc. ## ..................................................            59,300               996
      WESCO International, Inc. ## ....................................................           122,300             3,390
                                                                                                            ---------------
                                                                                                                      4,386
                                                                                                            ---------------
   HOTELS, RESTAURANTS & LEISURE - 1.57%
      Ameristar Casinos, Inc. .........................................................           357,100             5,289
      Bob Evans Farms, Inc. ...........................................................            52,800             1,474
      Boyd Gaming Corp. ## + ..........................................................           197,630             1,541
      CEC Entertainment, Inc. ## ......................................................            33,100             1,099
      CKE Restaurants, Inc. ...........................................................           241,300             2,017
      Cracker Barrel Old Country Store, Inc. ..........................................            82,811             3,061
      Domino's Pizza, Inc. ## .........................................................           118,300             1,337
      Gaylord Entertainment Co. ## + ..................................................            67,739             1,303
      Jack in the Box, Inc. ## ........................................................           604,950            11,802
      Lakes Entertainment, Inc. ## ....................................................           150,800               375
      Orient-Express Hotels Ltd. ## ...................................................           145,800             1,423
      Pinnacle Entertainment, Inc. ## .................................................           198,600             1,621
      Speedway Motorsports, Inc. ......................................................           166,610             2,769
                                                                                                            ---------------
                                                                                                                     35,111
                                                                                                            ---------------
   HOUSEHOLD DURABLES - 1.74%
      Cavco Industries, Inc. ## .......................................................            42,839             1,535
      Ethan Allen Interiors, Inc. + ...................................................           256,880             3,722
      Helen of Troy Ltd. ## ...........................................................            69,148             1,630
      Knoll, Inc. .....................................................................           117,180             1,319
      M.D.C. Holdings, Inc. ...........................................................           130,470             4,384
      Mohawk Industries, Inc. ## ......................................................            18,000               745
      National Presto Industries, Inc. ................................................            15,700             1,798
      Ryland Group, Inc. ..............................................................           286,370             6,375
      Snap-On, Inc. ...................................................................           112,280             4,590
      Whirlpool Corp. .................................................................           169,800            12,766
                                                                                                            ---------------
                                                                                                                     38,864
                                                                                                            ---------------

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   INTERNET & CATALOG RETAIL - 0.40%
      NutriSystem, Inc. + .............................................................            19,914   $           405
      School Specialty, Inc. ## .......................................................            20,850               461
      Systemax, Inc. ## ...............................................................           125,400             2,198
      Weight Watchers International, Inc. .............................................           202,900             5,856
                                                                                                            ---------------
                                                                                                                      8,920
                                                                                                            ---------------
   LEISURE EQUIPMENT & PRODUCTS - 0.83%
      Brunswick Corp. .................................................................           516,200             5,539
      Callaway Golf Co. ...............................................................           432,920             3,229
      Polaris Industries, Inc. ........................................................            54,600             2,414
      Scholastic Corp. ................................................................           143,800             4,300
      Thor Industries, Inc. ...........................................................           100,420             3,188
                                                                                                            ---------------
                                                                                                                     18,670
                                                                                                            ---------------
   MEDIA - 0.49%
      Interpublic Group of Cos., Inc. ## ..............................................           753,000             4,865
      inVentiv Health, Inc. ## ........................................................            76,900             1,182
      John Wiley & Sons, Inc. .........................................................           118,500             4,947
                                                                                                            ---------------
                                                                                                                     10,994
                                                                                                            ---------------
   MULTILINE RETAIL - 1.02%
      Big Lots, Inc. ## ...............................................................           221,050             6,280
      BJ's Wholesale Club, Inc. ## ....................................................           177,560             6,000
      Dillards, Inc. + ................................................................           168,900             2,797
      Saks, Inc. ## + .................................................................         1,184,880             7,630
                                                                                                            ---------------
                                                                                                                     22,707
                                                                                                            ---------------
   SPECIALTY RETAIL - 5.20%
      Aaron Rents, Inc. + .............................................................           183,600             5,115
      Aeropostale, Inc. ## ............................................................            25,200               829
      Bebe Stores, Inc. ...............................................................           400,810             2,477
      Cabela's, Inc. ## + .............................................................           940,300            15,158
      Childrens Place Retail Stores, Inc. ## ..........................................            86,040             2,736
      Finish Line, Inc., Class A Shares ...............................................            46,955               521
      Foot Locker, Inc. ...............................................................           785,940             8,873
      Genesco, Inc. ## ................................................................            46,500             1,096
      Group 1 Automotive, Inc. ........................................................            53,700             1,557
      Gymboree Corp. ## ...............................................................           279,300            10,896
      Interline Brands, Inc. ## .......................................................            16,200               272
      Jos. A. Bank Clothiers, Inc. ## .................................................           108,190             4,534
      MarineMax, Inc. ## ..............................................................            18,500               167
      Men's Wearhouse, Inc. ...........................................................           660,100            13,301
      OfficeMax, Inc. ## ..............................................................           463,623             6,013
      Pep Boys, Inc. ..................................................................           107,100               894
      RadioShack Corp. ................................................................           671,800            13,114
      Regis Corp. .....................................................................            75,200             1,198
      Rent-A-Center, Inc. ## ..........................................................           739,800            14,796
      Sonic Automotive, Inc., A Shares + ..............................................           238,390             2,277
      Stage Stores, Inc. ..............................................................           129,320             1,671

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
      Tractor Supply Co. ## ...........................................................            48,070   $         2,426
      Williams-Sonoma, Inc. ...........................................................           324,584             6,161
                                                                                                            ---------------
                                                                                                                    116,082
                                                                                                            ---------------
   TEXTILES & APPAREL - 1.25%
      Brown Shoe Company, Inc. ........................................................           150,120             1,839
      Deckers Outdoor Corp. ## ........................................................            17,000             1,669
      Jones Apparel Group, Inc. .......................................................           416,000             6,007
      Quiksilver, Inc. ## .............................................................         2,560,900             5,173
      Skechers U.S.A., Inc. ## ........................................................           109,820             3,082
      Timberland Co. ## ...............................................................           166,540             2,864
      True Religion Apparel, Inc. ## ..................................................            38,100               736
      Unifirst Corp. ..................................................................            33,000             1,658
      Warnaco Group, Inc. ## ..........................................................            74,000             2,865
      Wolverine World Wide, Inc. ......................................................            80,490             2,129
                                                                                                            ---------------
                                                                                                                     28,022
                                                                                                            ---------------
   TOTAL CONSUMER DISCRETIONARY .......................................................                             315,002
                                                                                                            ---------------
CONSUMER STAPLES - 2.55%
   FOOD & DRUG RETAILING - 1.02%
      Casey's General Stores, Inc. ....................................................           146,793             4,504
      Flowers Foods, Inc. .............................................................           152,390             3,701
      Ingles Markets, Inc. ............................................................            72,624             1,028
      Nash Finch Co. ..................................................................            18,500               638
      Ruddick Corp. ...................................................................           103,200             2,926
      Spartan Stores, Inc. ............................................................           425,450             5,761
      Winn-Dixie Stores, Inc. ## ......................................................           426,040             4,316
                                                                                                            ---------------
                                                                                                                     22,874
                                                                                                            ---------------
   FOOD PRODUCTS - 1.21%
      American Italian Pasta Co. ## ...................................................            43,000             1,473
      Cal-Maine Foods, Inc. + .........................................................           142,800             4,662
      Chiquita Brands International, Inc. ## ..........................................            91,400             1,341
      Corn Products International, Inc. ...............................................            55,500             1,577
      Del Monte Foods Co. .............................................................           375,400             4,272
      Fresh Del Monte Produce, Inc. ## ................................................            98,400             2,000
      Hain Celestial Group, Inc. ## ...................................................           133,820             2,140
      Herbalife Ltd. ..................................................................           115,200             4,476
      Overhill Farms, Inc. ## .........................................................           316,300             1,395
      Smithfield Foods, Inc. ## .......................................................           239,000             3,599
                                                                                                            ---------------
                                                                                                                     26,935
                                                                                                            ---------------
   HOUSEHOLD PRODUCTS - 0.04%
      Central Garden and Pet Co. ## ...................................................           109,200               960
                                                                                                            ---------------
   TOBACCO - 0.28%
      Alliance One International, Inc. ## .............................................           232,100             1,181

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
      Universal Corp. .................................................................           112,700   $         5,116
                                                                                                            ---------------
                                                                                                                      6,297
                                                                                                            ---------------
   TOTAL CONSUMER STAPLES .............................................................                              57,066
                                                                                                            ---------------
ENERGY - 5.62%
   ENERGY EQUIPMENT & SERVICES - 3.20%
      Atwood Oceanics, Inc. ## ........................................................            92,800             3,111
      Complete Production Services, Inc. ## ...........................................           170,300             2,134
      Dresser-Rand Group, Inc. ## .....................................................           117,300             3,470
      Dril-Quip, Inc. ## ..............................................................            96,410             5,060
      Global Industries Ltd. ## .......................................................           176,400             1,229
      Gulfmark Offshore, Inc. ## ......................................................            70,662             1,735
      Hercules Offshore, Inc. ## ......................................................           165,200               644
      Lufkin Industries, Inc. .........................................................            35,278             2,236
      Matrix Service Co. ## ...........................................................            80,960               817
      Oil States International, Inc. ## ...............................................           284,421            10,478
      Parker Drilling Co. ## ..........................................................           240,100             1,155
      Patterson-UTI Energy, Inc. ......................................................           114,650             1,761
      Rowan Companies, Inc. ## ........................................................           163,900             3,521
      SEACOR Holdings, Inc. ## ........................................................            63,900             4,489
      Superior Energy Services, Inc. ## ...............................................            92,500             2,125
      Tesco Corp. ## ..................................................................           144,810             1,893
      Tidewater, Inc. .................................................................           367,200            17,192
      Unit Corp. ## ...................................................................           154,905             7,054
      Willbros Group, Inc. ## .........................................................            90,800             1,388
                                                                                                            ---------------
                                                                                                                     71,492
                                                                                                            ---------------
   OIL & GAS - 2.42%
      Arena Resources, Inc. ## ........................................................           115,820             4,440
      Comstock Resources, Inc. ## .....................................................           111,210             4,336
      CVR Energy, Inc. ## .............................................................           196,100             1,573
      Encore Acquisition Co. ## .......................................................           110,000             5,238
      EXCO Resources, Inc. ............................................................           533,600             9,359
      Forest Oil Corp. ## .............................................................           204,300             4,928
      Helix Energy Solutions Group, Inc. ## ...........................................           213,600             2,266
      Holly Corp. .....................................................................           291,250             7,602
      Penn Virginia Corp. .............................................................           384,510             9,332
      Stone Energy Corp. ## ...........................................................           311,400             4,964
                                                                                                            ---------------
                                                                                                                     54,038
                                                                                                            ---------------
   TOTAL ENERGY .......................................................................                             125,530
                                                                                                            ---------------
FINANCIALS - 21.32%
   BANKS - 5.09%
      Associated Banc-Corp ............................................................           567,580             7,220
      Astoria Financial Corp. .........................................................           139,900             1,847
      Bank of the Ozarks, Inc. + ......................................................           170,400             5,049
      City National Corp. .............................................................           237,893            11,750

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
      Community Bank System, Inc. .....................................................            30,400   $           636
      CVB Financial Corp. + ...........................................................           354,103             3,392
      First Financial Bancorp .........................................................           351,300             5,761
      First Horizon National Corp. ## .................................................           625,430             8,099
      First Midwest Bancorp, Inc. .....................................................            62,200               819
      First Niagara Financial Group, Inc. .............................................           181,200             2,488
      FirstMerit Corp. ................................................................           251,132             5,146
      Fulton Financial Corp. ..........................................................           254,000             2,347
      Hancock Holding Co. .............................................................            21,082               863
      Home Federal Bancorp Inc. .......................................................           171,000             2,274
      International Bancshares Corp. ..................................................            67,402             1,405
      MB Financial, Inc. ..............................................................            72,900             1,478
      National Penn Bancshares, Inc. ..................................................           210,820             1,265
      NewAlliance Bancshares, Inc. ....................................................           368,078             4,285
      Old National Bancorp ............................................................           349,650             4,210
      PacWest Bancorp .................................................................           121,190             2,515
      Provident Financial Services, Inc. ..............................................           298,100             3,398
      Southwest Bancorp, Inc. .........................................................           120,030               899
      SVB Financial Group ## ..........................................................            68,480             2,971
      Synovus Financial Corp. .........................................................           728,600             2,011
      Territorial Bancorp, Inc. ## ....................................................             6,700               125
      Trustmark Corp. .................................................................           145,790             3,324
      United Community Banks, Inc. ## .................................................           755,000             3,390
      Washington Federal, Inc. ........................................................           457,224             8,527
      Washington Trust Bancorp, Inc. ..................................................            29,510               504
      Webster Financial Corp. .........................................................           744,300            11,514
      Whitney Holding Corp. ...........................................................           184,470             2,291
      Wintrust Financial Corp. ........................................................            57,900             2,012
                                                                                                            ---------------
                                                                                                                    113,815
                                                                                                            ---------------
   DIVERSIFIED FINANCIALS - 3.73%
      AmeriCredit Corp. ## ............................................................           124,400             2,609
      Broadpoint Gleacher Securities, Inc. ## .........................................           163,000               660
      CapitalSource, Inc. .............................................................           465,700             2,231
      Cash America International, Inc. ................................................           230,636             8,670
      Credit Acceptance Corp. ## + ....................................................           118,950             6,330
      Ezcorp, Inc. ## .................................................................           704,424            12,792
      Federated Investors, Inc. .......................................................           114,300             2,901
      GFI Group, Inc. .................................................................           156,870               764
      Investment Technology Group, Inc. ## ............................................           429,655             8,808
      Knight Capital Group, Inc. ## ...................................................           334,870             5,237
      Marshall & Ilsley Corp. .........................................................           458,000             3,165
      MF Global Holdings Ltd. ## + ....................................................           276,300             1,810
      Nelnet, Inc. ....................................................................           184,700             3,083
      Piper Jaffray Co. ## ............................................................           231,443            11,243
      Raymond James Financial, Inc. + .................................................           192,920             4,883
      Student Loan Corp. ..............................................................            33,600             1,522
      Symetra Financial Corp. ## ......................................................           285,800             3,672

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
      Walter Investment Management Corp. ..............................................            92,000   $         1,249
      World Acceptance Corp. ## + .....................................................            40,200             1,624
                                                                                                            ---------------
                                                                                                                     83,253
                                                                                                            ---------------
   INSURANCE - 9.13%
      Allied World Assurance Co. Holdings Ltd. ........................................           100,900             4,516
      American Equity Investment Life Holding Co. .....................................           209,900             1,541
      American Financial Group, Inc. ..................................................           359,500             8,919
      American National Insurance Co. .................................................            44,700             4,758
      AmTrust Financial Services, Inc. ................................................           240,100             2,874
      Argo Group International Holdings Ltd. ## .......................................           219,557             5,871
      Aspen Insurance Holdings Ltd. ...................................................           623,230            16,597
      Assured Guaranty Ltd. ...........................................................           117,550             2,664
      CNA Surety Corp. ## .............................................................           153,520             2,149
      Conseco, Inc. ## ................................................................         1,506,500             7,171
      Delphi Financial Group, Inc. ....................................................           403,000             8,161
      Employers Holdings, Inc. ........................................................           537,400             7,110
      Endurance Specialty Holdings Ltd. ...............................................           139,400             5,021
      Enstar Group Ltd. ## ............................................................            15,103               980
      First American Corp. ............................................................           307,020             9,078
      Flagstone Reinsurance Holdings Ltd. .............................................           225,500             2,361
      Hanover Insurance Group, Inc. ...................................................           428,630            18,182
      HCC Insurance Holdings, Inc. ....................................................           183,170             4,964
      Horace Mann Educators Corp. .....................................................            94,900             1,138
      Infinity Property and Casualty Corp. ............................................            50,698             2,011
      Maiden Holdings Ltd. ............................................................            99,900               678
      Max Capital Group Ltd. ..........................................................           106,400             2,396
      Montpelier Re Holdings Ltd. .....................................................           119,108             2,012
      National Western Life Insurance Co. .............................................             2,100               341
      Navigators Group, Inc. ## .......................................................           152,300             6,499
      OneBeacon Insurance Group Ltd. ..................................................            48,000               623
      Platinum Underwriters Holdings Ltd. .............................................           123,900             4,493
      PMA Capital Corp. ## ............................................................           231,200             1,392
      Presidential Life Corp. .........................................................           107,800               973
      ProAssurance Corp. ## ...........................................................            36,900             1,873
      Protective Life Corp. ...........................................................           216,770             3,652
      Reinsurance Group of America, Inc. ..............................................           265,900            12,955
      Safety Insurance Group, Inc. ....................................................            44,100             1,543
      StanCorp Financial Group, Inc. ..................................................           352,450            15,148
      Torchmark Corp. .................................................................           185,700             8,338
      Tower Group, Inc. ...............................................................           185,800             4,106
      United America Indemnity Ltd. ## ................................................         1,206,243             8,552
      Unitrin, Inc. ...................................................................            89,800             1,949
      Universal American Corp. ## .....................................................           415,100             5,546
      White Mountains Insurance Group Ltd. ............................................            12,674             4,062
      Zenith National Insurance Corp. .................................................            27,310               762
                                                                                                            ---------------
                                                                                                                    203,959
                                                                                                            ---------------

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   REAL ESTATE - 3.37%
      BioMed Realty Trust, Inc. .......................................................           598,280   $         8,717
      Brandywine Realty Trust .........................................................           116,280             1,306
      CapLease, Inc. ..................................................................           943,100             4,329
      CBL & Associates Properties, Inc. + .............................................           367,620             3,676
      Cogdell Spencer, Inc. ...........................................................           186,000             1,202
      Cohen & Steers, Inc. + ..........................................................           116,248             2,365
      DiamondRock Hospitality Co. .....................................................           813,970             6,626
      Douglas Emmett, Inc. ............................................................           289,360             4,002
      Entertainment Properties Trust ..................................................           185,230             6,466
      Essex Property Trust, Inc. ......................................................            46,610             3,714
      Hilltop Holdings, Inc. ## .......................................................           116,000             1,313
      LaSalle Hotel Properties ........................................................           229,610             4,627
      Lexington Realty Trust ..........................................................           178,690             1,063
      Mack-Cali Realty Corp. ..........................................................           106,900             3,487
      MI Developments, Inc. ...........................................................           448,600             5,361
      Mission West Properties, Inc. ...................................................           134,660               949
      Omega Healthcare Investors, Inc. ................................................           203,760             3,812
      Redwood Trust, Inc. .............................................................           193,825             2,772
      Urstadt Biddle Properties, Inc. .................................................            65,310               979
      U-Store-It Trust ................................................................         1,073,320             7,427
      WP Carey & Co. LLC ..............................................................            40,520             1,098
                                                                                                            ---------------
                                                                                                                     75,291
                                                                                                            ---------------
   TOTAL FINANCIALS ...................................................................                             476,318
                                                                                                            ---------------
HEALTH CARE - 8.48%
   BIOTECHNOLOGY - 0.11%
      Cubist Pharmaceuticals, Inc. ## .................................................            64,300             1,317
      Viropharma, Inc. ## .............................................................           111,600             1,103
                                                                                                            ---------------
                                                                                                                      2,420
                                                                                                            ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 0.87%
      CONMED Corp. ## .................................................................            27,200               585
      The Cooper Companies, Inc. ......................................................             9,000               318
      Kensey Nash Corp. ## ............................................................            90,710             2,197
      Kinetic Concepts, Inc. ## .......................................................           263,200            10,868
      STERIS Corp. ....................................................................           213,090             5,557
                                                                                                            ---------------
                                                                                                                     19,525
                                                                                                            ---------------
   HEALTH CARE PROVIDERS & SERVICES - 5.15%
      Air Methods Corp. ## ............................................................           102,000             3,118
      AMERIGROUP Corp. ## .............................................................           458,010            11,656
      Amsurg Corp. ## .................................................................            44,200               933
      Assisted Living Concepts, Inc. ## ...............................................            54,410             1,405
      Centene Corp. ## ................................................................           291,550             5,612
      Community Health Systems, Inc. ## ...............................................            73,900             2,411
      Coventry Health Care, Inc. ## ...................................................            50,500             1,156
      Gentiva Health Services, Inc. ## ................................................           354,000             9,041

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
      Health Net, Inc. ## .............................................................           173,400   $         4,207
      Healthspring, Inc. ## ...........................................................            81,900             1,424
      Healthways, Inc. ## .............................................................            62,300             1,063
      Kindred Healthcare, Inc. ## .....................................................            80,100             1,355
      LifePoint Hospitals, Inc. ## ....................................................           570,320            17,098
      Lincare Holdings, Inc. ## .......................................................            51,600             1,900
      Magellan Health Services, Inc. ## ...............................................           125,660             4,961
      MAXIMUS, Inc. ...................................................................           221,775            10,614
      Mednax, Inc. ## .................................................................            74,400             4,230
      Molina Healthcare, Inc. ## + ....................................................            52,400             1,166
      Odyssey HealthCare, Inc. ## .....................................................           486,190             7,137
      Parexel International Corp. ## ..................................................           480,650             9,296
      Psychiatric Solutions, Inc. ## ..................................................            81,000             1,786
      RehabCare Group, Inc. ## ........................................................           160,470             4,663
      Res-Care, Inc. ## ...............................................................           303,350             2,733
      Sun Healthcare Group, Inc. ## ...................................................           263,720             2,305
      Triple-S Management Corp. ## ....................................................            50,300               835
      Universal Health Services, Inc. .................................................            96,400             2,811
                                                                                                            ---------------
                                                                                                                    114,916
                                                                                                            ---------------
   PHARMACEUTICALS - 2.35%
      Endo Pharmaceuticals Holdings, Inc. ## ..........................................           664,430            13,362
      King Pharmaceuticals, Inc. ## ...................................................         1,171,500            14,070
      Medicis Pharmaceutical Corp. ....................................................           125,700             2,905
      NBTY, Inc. ## ...................................................................           346,450            15,427
      Par Pharmaceutical Cos., Inc. ## ................................................            50,100             1,319
      Perrigo Co. .....................................................................           121,950             5,400
                                                                                                            ---------------
                                                                                                                     52,483
                                                                                                            ---------------
   TOTAL HEALTH CARE ..................................................................                             189,344
                                                                                                            ---------------
INDUSTRIALS - 18.17%
   AEROSPACE & DEFENSE - 2.04%
      AAR Corp. ## ....................................................................           130,800             3,031
      Aircastle Ltd. ..................................................................           180,169             1,713
      Alliant Techsystems, Inc. ## ....................................................            43,600             3,443
      BE Aerospace, Inc. ## ...........................................................           356,440             7,995
      Curtiss-Wright Corp. ............................................................           104,100             3,181
      Esterline Technologies Corp. ## .................................................           118,400             4,471
      Hawk Corp. ## ...................................................................           112,500             1,954
      Hexcel Corp. ## .................................................................            96,730             1,064
      Spirit Aerosystems Holdings, Inc. ## ............................................           197,930             4,246
      TransDigm Group, Inc. ...........................................................            15,400               743
      Triumph Group, Inc. .............................................................           214,430            10,921
      World Fuel Services Corp. .......................................................           121,600             2,922
                                                                                                            ---------------
                                                                                                                     45,684
                                                                                                            ---------------
   BUILDING PRODUCTS - 2.04%
      Apogee Enterprises, Inc. ........................................................           345,000             4,747

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
      Armstrong World Industries, Inc. ## .............................................           157,440   $         5,736
      Crane Co. .......................................................................           301,950             9,216
      Drew Industries, Inc. ## ........................................................           113,711             2,115
      Griffon Corp. ## ................................................................           154,651             1,826
      Insituform Technologies, Inc. ## ................................................           400,300             8,198
      Simpson Manufacturing Co., Inc. + ...............................................           465,925            11,490
      USG Corp. ## + ..................................................................           179,100             2,151
                                                                                                            ---------------
                                                                                                                     45,479
                                                                                                            ---------------
   COMMERCIAL SERVICES & SUPPLIES - 6.44%
      Administaff, Inc. ...............................................................           212,800             4,860
      American Ecology Corp. ..........................................................           142,660             2,261
      Atlas Air Worldwide Holdings, Inc. ## ...........................................            41,390             1,518
      Clean Harbors, Inc. ## ..........................................................            66,668             3,817
      Convergys Corp. ## ..............................................................           281,600             3,013
      Con-way, Inc. ...................................................................           380,500            10,890
      Corinthian Colleges, Inc. ## + ..................................................           362,600             5,076
      CRA International, Inc. ## ......................................................            34,130               886
      CSG Systems International, Inc. ## ..............................................           109,800             2,131
      Deluxe Corp. ....................................................................           133,300             2,481
      Dollar Financial Corp. ## .......................................................            39,800               897
      DynCorp International, Inc. ## ..................................................           485,400             5,830
      Ennis, Inc. .....................................................................            94,700             1,421
      FTI Consulting, Inc. ## .........................................................            59,900             2,483
      G&K Services, Inc. ..............................................................            37,820               946
      Heidrick & Struggles International, Inc. ........................................           262,771             6,682
      Herman Miller, Inc. .............................................................            61,900             1,045
      Hudson Highland Group, Inc. ## ..................................................           511,600             2,092
      Kelly Services, Inc. ............................................................           149,600             1,963
      Korn/Ferry International ## .....................................................           663,760             9,824
      Manpower, Inc. ..................................................................            87,100             4,511
      McGrath Rentcorp ................................................................            84,598             1,782
      PHH Corp. ## + ..................................................................           564,300             9,841
      Pre-Paid Legal Services, Inc. ## + ..............................................            62,370             2,487
      Spherion Corp. ## ...............................................................           232,600             1,312
      Steelcase, Inc., A Shares .......................................................           452,510             3,204
      Team, Inc. ## ...................................................................           139,354             2,486
      United Stationers, Inc. ## ......................................................           126,300             6,891
      Valassis Communications, Inc. ## ................................................         1,632,400            34,166
      Viad Corp. ......................................................................            80,620             1,591
      Waste Connections, Inc. ## ......................................................           169,790             5,462
                                                                                                            ---------------
                                                                                                                    143,849
                                                                                                            ---------------
   CONSTRUCTION & ENGINEERING - 1.77%
      Comfort Systems USA, Inc. .......................................................           681,975             8,000
      EMCOR Group, Inc. ## ............................................................           482,300            11,604
      Granite Construction, Inc. ......................................................           133,820             4,132
      MasTec, Inc. ## .................................................................           112,500             1,383
      Shaw Group, Inc. ## .............................................................           122,177             3,945

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
      Sterling Construction Co., Inc. ## ..............................................            64,800   $         1,232
      Tutor Perini Corp. ## ...........................................................           479,700             9,143
                                                                                                            ---------------
                                                                                                                     39,439
                                                                                                            ---------------
   DIVERSIFIED MANUFACTURING - 0.12%
      Acuity Brands, Inc. + ...........................................................            72,719             2,602
                                                                                                            ---------------
   ELECTRICAL EQUIPMENT - 1.35%
      Anixter International, Inc. ## ..................................................           180,859             7,538
      AZZ, Inc. .......................................................................            25,200               758
      Encore Wire Corp. + .............................................................            53,040             1,061
      EnerSys ## ......................................................................            98,700             1,924
      General Cable Corp. ## ..........................................................           103,500             3,012
      Hubbell, Inc. ...................................................................           157,300             6,774
      Regal-Beloit Corp. ..............................................................           189,500             8,982
                                                                                                            ---------------
                                                                                                                     30,049
                                                                                                            ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.46%
      Diebold, Inc. ...................................................................           384,130            10,206
                                                                                                            ---------------
   MACHINERY - 2.89%
      Applied Industrial Technologies, Inc. ...........................................           119,900             2,614
      Astec Industries, Inc. ## .......................................................           147,560             3,673
      Bucyrus International, Inc. .....................................................            54,200             2,839
      Chart Industries, Inc. ## .......................................................            41,000               661
      CIRCOR International, Inc. ......................................................            34,800               983
      Colfax Corp. ## .................................................................            62,300               702
      Flowserve Corp. .................................................................            23,000             2,074
      Harsco Corp. ....................................................................           198,900             5,919
      John Bean Technologies Corp. ....................................................            30,100               496
      Middleby Corp. ## ...............................................................            26,700             1,203
      Miller Industries, Inc. ## ......................................................           231,100             2,591
      Mueller Industries, Inc. ........................................................           106,810             2,626
      Oshkosh Corp. ...................................................................           423,800            15,286
      Reliance Steel & Aluminum Co. ...................................................            28,800             1,173
      SPX Corp. .......................................................................            46,300             2,521
      Terex Corp. ## ..................................................................           583,100            11,400
      Trinity Industries, Inc. ........................................................           114,200             1,786
      Valmont Industries, Inc. ........................................................            37,800             2,626
      Watts Water Technologies, Inc. ..................................................           117,900             3,411
                                                                                                            ---------------
                                                                                                                     64,584
                                                                                                            ---------------
   MARINE - 0.67%
      Cal Dive International, Inc. ## .................................................           306,000             2,154
      Genco Shipping & Trading Ltd. ## + ..............................................           310,000             5,940
      Hornbeck Offshore Services, Inc. ## .............................................            59,800             1,286
      Kirby Corp. ## ..................................................................           122,000             3,958
      Overseas Shipholding Group, Inc. ................................................            38,700             1,726
                                                                                                            ---------------
                                                                                                                     15,064
                                                                                                            ---------------

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   ROAD & RAIL - 0.39%
      Amerco, Inc. ## .................................................................            20,835   $           787
      Arkansas Best Corp. .............................................................            36,000               812
      Bristow Group, Inc. ## ..........................................................            60,300             2,153
      GATX Corp. ......................................................................           193,400             5,071
                                                                                                            ---------------
                                                                                                                      8,823
                                                                                                            ---------------
   TOTAL INDUSTRIALS ..................................................................                             405,779
                                                                                                            ---------------
INFORMATION TECHNOLOGY - 13.68%
   COMMUNICATIONS EQUIPMENT - 1.29%
      Adaptec, Inc. ## ................................................................           158,500               482
      Arris Group, Inc. ## ............................................................           324,050             3,254
      Black Box Corp. .................................................................           305,500             8,398
      Harmonic, Inc. ## ...............................................................           498,890             3,028
      Harte Hanks, Inc. ...............................................................            95,500             1,009
      Interdigital, Inc. ## ...........................................................           274,600             6,807
      Sonus Networks, Inc. ## .........................................................         1,153,257             2,433
      Sycamore Networks, Inc. .........................................................           119,550             2,318
      Tekelec, Inc. ## ................................................................            66,800             1,001
                                                                                                            ---------------
                                                                                                                     28,730
                                                                                                            ---------------
   COMPUTERS & PERIPHERALS - 1.45%
      Avid Technology, Inc. ## ........................................................           163,550             2,066
      Electronics for Imaging, Inc. ## ................................................           604,136             7,002
      Hypercom Corp. ## ...............................................................           645,500             2,214
      Ingram Micro, Inc. ## ...........................................................           833,700            14,090
      Lexmark International, Inc. ## ..................................................           112,500             2,901
      Mercury Computer Systems, Inc. ## ...............................................           351,300             4,194
                                                                                                            ---------------
                                                                                                                     32,467
                                                                                                            ---------------
   ELECTRONIC COMPONENTS - 0.83%
      Plexus Corp. ## .................................................................           354,700            12,063
      Thomas & Betts Corp. ## .........................................................           191,060             6,450
                                                                                                            ---------------
                                                                                                                     18,513
                                                                                                            ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.67%
      Analogic Corp. ..................................................................            72,100             2,884
      Arrow Electronics, Inc. ## ......................................................           246,700             6,481
      AVX Corp. .......................................................................           280,400             3,331
      Benchmark Electronics, Inc. ## ..................................................           423,300             7,713
      Checkpoint Systems, Inc. ## .....................................................            33,400               536
      Coherent, Inc. ## ...............................................................             9,700               288
      Littelfuse, Inc. ## .............................................................           416,600            12,523
      Methode Electronics, Inc. .......................................................           754,800             8,295
      MTS Systems Corp. ...............................................................           103,580             2,665
      Multi-Fineline Electronix, Inc. ## ..............................................            21,550               514
      Vishay Intertechnology, Inc. ## .................................................         1,912,300            14,419
                                                                                                            ---------------
                                                                                                                     59,649
                                                                                                            ---------------

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   INTERNET SOFTWARE & SERVICES - 1.02%
      DealerTrack Holdings, Inc. ## ...................................................           203,879   $         3,664
      EarthLink, Inc. .................................................................           491,100             3,983
      InterActiveCorp ## ..............................................................           457,600             9,189
      United Online, Inc. .............................................................           271,380             1,715
      Websense, Inc. ## ...............................................................           226,680             4,200
                                                                                                            ---------------
                                                                                                                     22,751
                                                                                                            ---------------
   IT CONSULTING & SERVICES - 1.47%
      CACI International, Inc. ## .....................................................           149,900             7,191
      ManTech International Corp. ## ..................................................           147,400             7,062
      Ness Technologies, Inc. ## ......................................................           458,500             2,540
      SYNNEX Corp. ## .................................................................           171,900             4,550
      Syntel, Inc. ....................................................................            31,700             1,066
      Tech Data Corp. ## ..............................................................           256,400            10,448
                                                                                                            ---------------
                                                                                                                     32,857
                                                                                                            ---------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.68%
      Brooks Automation, Inc. ## ......................................................         1,244,200            10,376
      Cirrus Logic, Inc. ## ...........................................................           374,920             2,557
      Cymer, Inc. ## ..................................................................           107,800             3,382
      Fairchild Semiconductor International, Inc. ## ..................................           156,000             1,401
      FEI Co. ## ......................................................................            67,560             1,405
      Formfactor, Inc. ## .............................................................           214,750             3,322
      International Rectifier Corp. ## ................................................            53,000               956
      MKS Instruments, Inc. ## ........................................................           282,329             4,687
      ON Semiconductor Corp. ## .......................................................           431,900             3,114
      Teradyne, Inc. ## ...............................................................           405,360             3,786
      TriQuint Semiconductor, Inc. ## .................................................           412,610             2,476
                                                                                                            ---------------
                                                                                                                     37,462
                                                                                                            ---------------
   SOFTWARE - 3.27%
      Aspen Technology, Inc. ## .......................................................           262,120             2,412
      Cadence Design Systems, Inc. ## .................................................           474,530             2,757
      Cognex Corp. ....................................................................           569,900             9,329
      DST Systems, Inc. ## ............................................................            76,600             3,472
      Fair Isaac Corp. ................................................................            73,400             1,610
      FARO Technologies, Inc. ## ......................................................           167,500             3,027
      infoGROUP, Inc. .................................................................         1,148,700             8,857
      Informatica Corp. ## ............................................................           149,830             3,549
      JDA Software Group, Inc. ## .....................................................           380,750             9,979
      Lawson Software, Inc. ## ........................................................         1,145,700             6,943
      Mentor Graphics Corp. ## ........................................................         1,184,700             9,501
      Netscout Systems, Inc. ## .......................................................           145,730             2,046
      Novell, Inc. ## .................................................................         1,097,200             4,905
      Rosetta Stone, Inc. ## + ........................................................            73,520             1,306
      STEC, Inc. ## + .................................................................            33,100               464
      TIBCO Software, Inc. ## .........................................................           158,100             1,417

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
      TradeStation Group, Inc. ## .....................................................           211,790   $         1,497
                                                                                                            ---------------
                                                                                                                     73,071
                                                                                                            ---------------
   TOTAL INFORMATION TECHNOLOGY .......................................................                             305,500
                                                                                                            ---------------
MATERIALS - 4.91%
   CHEMICALS - 1.84%
      H.B. Fuller Co. .................................................................            98,340             1,969
      Innophos Holdings, Inc. .........................................................            35,100               687
      NewMarket Corp. .................................................................            21,900             1,976
      Olin Corp. ......................................................................           322,000             5,313
      OM Group, Inc. ## ...............................................................            70,400             2,296
      PolyOne Corp. ## ................................................................         1,618,100            12,055
      RPM International, Inc. .........................................................           684,600            12,802
      Stepan Co. ......................................................................            14,800               865
      Westlake Chemical Corp. .........................................................           151,019             3,100
                                                                                                            ---------------
                                                                                                                     41,063
                                                                                                            ---------------
   CONTAINERS & PACKAGING - 1.20%
      Greif, Inc. .....................................................................            82,300             3,980
      Jarden Corp. ....................................................................           212,600             6,480
      Packaging Corp. of America ......................................................           221,630             4,885
      Pactiv Corp. ## .................................................................           175,300             3,953
      Rock-Tenn Co. ...................................................................            76,800             3,279
      Temple-Inland, Inc. .............................................................           245,900             4,271
                                                                                                            ---------------
                                                                                                                     26,848
                                                                                                            ---------------
   METALS & MINING - 1.57%
      AMCOL International Corp. .......................................................            58,210             1,463
      Carpenter Technology Corp. ......................................................           292,750             7,846
      Century Aluminum Co. ## .........................................................           137,300             1,554
      Coeur d'Alene Mines Corp. ## ....................................................           226,900             3,181
      Compass Minerals International, Inc. ............................................            46,900             2,957
      Gibraltar Industries, Inc. ......................................................           313,800             4,374
      GrafTech Int'l Ltd. ## ..........................................................           154,860             1,945
      Haynes International, Inc. ......................................................           147,700             4,326
      Kaiser Aluminum Corp. ...........................................................            46,400             1,631
      RTI International Metals, Inc. ## ...............................................           206,865             5,120
      Universal Stainless & Alloy ## ..................................................            36,700               669
                                                                                                            ---------------
                                                                                                                     35,066
                                                                                                            ---------------
   PAPER & FOREST PRODUCTS - 0.30%
      Domtar Corp. ## .................................................................            18,130               880
      Louisiana-Pacific Corp. ## ......................................................           585,620             4,164
      Wausau Paper Corp. ..............................................................           192,830             1,701
                                                                                                            ---------------
                                                                                                                      6,745
                                                                                                            ---------------
   TOTAL MATERIALS ....................................................................                             109,722
                                                                                                            ---------------

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
TELECOMMUNICATION SERVICES - 0.19%
   DIVERSIFIED TELECOMMUNICATION - 0.19%
      Cincinnati Bell, Inc. ## ........................................................           539,400   $         1,570
      EchoStar Corp. ## ...............................................................            86,200             1,655
      Neutral Tandem, Inc. ## .........................................................            63,400               980
                                                                                                            ---------------
   TOTAL TELECOMMUNICATION SERVICES ...................................................                               4,205
                                                                                                            ---------------
UTILITIES - 5.96%
   ELECTRIC UTILITIES - 4.79%
      Avista Corp. ....................................................................           132,300             2,696
      Black Hills Corp. ...............................................................           115,000             2,988
      El Paso Electric Co. ## .........................................................           324,240             6,242
      Empire District Electric Co. ....................................................           266,550             4,907
      Great Plains Energy, Inc. .......................................................           838,300            14,972
      IDACORP, Inc. ...................................................................           288,670             9,050
      Mirant Corp. ## .................................................................           468,000             6,585
      OGE Energy Corp. ................................................................           362,800            13,140
      Pike Electric Corp. ## ..........................................................           174,530             1,522
      Pinnacle West Capital Corp. .....................................................           185,110             6,631
      PNM Resources, Inc. .............................................................           464,500             5,402
      Portland General Electric Co. ...................................................           814,870            15,890
      RRI Energy, Inc. ## .............................................................           467,400             2,314
      Westar Energy, Inc. .............................................................           684,600            14,602
                                                                                                            ---------------
                                                                                                                    106,941
                                                                                                            ---------------
   GAS UTILITIES - 0.86%
      AGL Resources, Inc. .............................................................           111,500             3,935
      Atmos Energy Corp. ..............................................................           266,700             7,366
      Nicor, Inc. .....................................................................            50,790             2,058
      Southern Union Co. ..............................................................           186,500             4,111
      Southwest Gas Corp. .............................................................            65,700             1,818
                                                                                                            ---------------
                                                                                                                     19,288
                                                                                                            ---------------
   MULTI-UTILITIES - 0.31%
      NV Energy, Inc. .................................................................           609,400             7,020
                                                                                                            ---------------
   TOTAL UTILITIES ....................................................................                             133,249
                                                                                                            ---------------
   TOTAL COMMON STOCKS ................................................................                           2,128,684
                                                                                                            ---------------
SHORT TERM INVESTMENTS - 4.70%
      American Beacon U.S. Government Money
         Market Select Fund +++ .......................................................        20,000,000            20,000
      JP Morgan U.S. Government Money Market
         Fund .........................................................................        76,609,611            76,609


                                                                                                PAR
                                                                                               AMOUNT
                                                                                          ---------------
      U.S. Treasury,
         0.02%, Due 3/11/2010 # .......................................................   $         6,268             6,268

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
      U.S. Treasury,
         0.05%, Due 4/15/2010 # .......................................................   $         2,059   $         2,059
                                                                                                            ---------------
   TOTAL SHORT TERM INVESTMENTS .......................................................                             104,936
                                                                                                            ---------------



                                                                                               SHARES
                                                                                          ---------------
SECURITIES LENDING COLLATERAL - 3.42%
      American Beacon U.S. Government Money
         Market Select Fund +++ .......................................................        65,706,549            65,706
      Wells Fargo Advantage Government Money
         Market Fund ..................................................................        10,760,826            10,761
   TOTAL SECURITIES LENDING COLLATERAL ................................................                              76,467
                                                                                                            ---------------
TOTAL INVESTMENTS 103.41% - (COST $2,140,561) .........................................                           2,310,087
LIABILITIES, NET OF OTHER ASSETS - (3.41%) ............................................                             (76,267)
TOTAL NET ASSETS - 100.00% ............................................................                     $     2,233,820
                                                                                                            ===============

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at January 31, 2010.

+++  The Fund is affiliated by having the same investment advisor.

# At January 31, 2010, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                      UNREALIZED
                                NUMBER OF   EXPIRATION    MARKET     APPRECIATION/
                                CONTRACTS      DATE        VALUE    (DEPRECIATION)
                                ---------   ----------   --------   --------------
Emini Mini Russell ..........     1,733      Mar 2010    $104,153      $(3,871)
                                                         ========      =======

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
AUSTRALIA - 1.55%
COMMON STOCKS - 1.55%
   BlueScope Steel Ltd. ...............................................................         1,367,201   $         3,150
   Foster's Group Ltd. ................................................................           958,071             4,490
   Insurance Australia Group Ltd. .....................................................         2,154,061             7,188
   Nufarm Ltd. + ......................................................................           335,760             3,016
   QBE Insurance Group Ltd. ...........................................................           156,500             3,163
   TOTAL AUSTRALIA ....................................................................                              21,007
                                                                                                            ---------------
AUSTRIA - 0.21%
COMMON STOCKS - 0.21%
   Telekom Austria AG .................................................................           202,700             2,799
                                                                                                            ---------------
BELGIUM - 0.47%
COMMON STOCKS - 0.47%
   Anheuser-Busch InBev NV ............................................................           127,200             6,352
                                                                                                            ---------------
CANADA - 1.10%
COMMON STOCKS - 1.10%
   Potash Corp of Saskatchewan, Inc. ..................................................            27,700             2,744
   Precision Drilling Trust ...........................................................           826,029             6,435
   Rogers Communications, Inc. ........................................................            93,800             2,927
   TELUS Corp. ........................................................................            87,700             2,717
   TOTAL CANADA .......................................................................                              14,823
                                                                                                            ---------------
DENMARK - 0.34%
COMMON STOCKS - 0.34%
   DSV AS ## ..........................................................................            81,700             1,456
   Novo Nordisk AS ....................................................................            47,425             3,210
   TOTAL DENMARK ......................................................................                               4,666
                                                                                                            ---------------
FINLAND - 0.96%
COMMON STOCKS - 0.96%
   Nokia Oyj ..........................................................................           601,669             8,306
   UPM-Kymmene Oyj ....................................................................           420,277             4,607
   TOTAL FINLAND ......................................................................                              12,913
                                                                                                            ---------------
FRANCE - 12.01%
COMMON STOCKS - 12.01%
   Accor S.A. .........................................................................           154,849             7,788
   AXA S.A. ...........................................................................           544,351            11,261
   BNP Paribas ........................................................................           161,474            11,500
   Carrefour S.A. .....................................................................           165,090             8,074
   Compagnie Generale des Etablissements Michelin .....................................            90,220             7,014
   France Telecom S.A. ................................................................           592,369            13,620
   Sanofi-Aventis S.A. ................................................................           485,671            35,831
   Societe Generale ...................................................................           217,910            12,660
   Technip S.A. .......................................................................           166,739            11,276

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   Total S.A. .........................................................................           378,477   $        21,983
   VINCI S.A. .........................................................................           178,714             9,521
   Vivendi S.A. .......................................................................           453,916            11,751
   TOTAL FRANCE .......................................................................                             162,279
                                                                                                            ---------------
GERMANY - 9.99%
COMMON STOCKS - 9.99%
   Allianz SE .........................................................................            38,750             4,290
   Bayer AG ...........................................................................            78,348             5,337
   Bayerische Motoren Werke AG ........................................................           221,470             9,453
   Celesio AG .........................................................................           245,480             7,158
   Daimler AG .........................................................................            82,500             3,802
   Deutsche Post AG ...................................................................           877,906            15,298
   E.ON AG ............................................................................           548,042            20,122
   Linde AG ...........................................................................            86,545             9,447
   Merck KGaA .........................................................................            81,740             7,288
   Muenchener Rueckversicherungs-Gesellschaft AG ......................................            45,297             6,795
   SAP AG .............................................................................           235,910            10,768
   Siemens AG + .......................................................................           392,518            35,172
   TOTAL GERMANY ......................................................................                             134,930
                                                                                                            ---------------
GREECE - 0.83%
COMMON STOCKS - 0.83%
OPAP S.A. .............................................................................           279,544             6,121
   Public Power Corp. S.A. ............................................................           273,660             5,114
   TOTAL GREECE .......................................................................                              11,235
                                                                                                            ---------------
HONG KONG/CHINA - 2.53%
COMMON STOCKS - 2.53%
   Cheung Kong Holdings Ltd. ..........................................................           472,500             5,565
   Esprit Holdings Ltd. ...............................................................           842,305             5,906
   Hang Seng Bank Ltd. ................................................................           291,500             4,074
   Hutchison Whampoa Ltd. .............................................................           187,000             1,272
   Kerry Properties Ltd. ..............................................................           615,000             2,742
   Swire Pacific Ltd. .................................................................           622,100             6,769
   Yue Yuen Industrial Holdings Ltd. ..................................................         2,537,667             7,920
TOTAL HONG KONG/CHINA .................................................................                              34,248
                                                                                                            ---------------
IRELAND - 0.72%
COMMON STOCKS - 0.72%
   CRH plc, ADR .......................................................................           167,632             4,022
   Smurfit Kappa Group plc ............................................................           626,387             5,707
   TOTAL IRELAND ......................................................................                               9,729
                                                                                                            ---------------
ITALY - 2.13%
COMMON STOCKS - 2.13%
   Atlantia S.p.A .....................................................................           121,000             3,014
   Eni S.p.A. .........................................................................           233,856             5,447
   Finmeccanica S.p.A. ................................................................           424,500             5,872

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   Intesa Sanpaolo S.p.A ## ...........................................................           824,480   $         3,133
   Prysmian S.p.A. ....................................................................            64,342             1,172
   Snam Rete Gas S.p.A ................................................................         1,281,558             6,023
   UniCredit S.p.A ....................................................................         1,477,593             4,115
   TOTAL ITALY ........................................................................                              28,776
                                                                                                            ---------------
JAPAN - 16.22%
COMMON STOCKS - 16.22%
   Aeon Co. Ltd. + ....................................................................           466,900             4,655
   Benesse Holdings, Inc. .............................................................            52,200             2,194
   Bridgestone Corp. ..................................................................           172,100             2,743
   Canon, Inc. ........................................................................           139,900             5,479
   Chuo Mitsui Trust Holdings, Inc. ...................................................         1,298,400             4,617
   Daito Trust Construction Co. Ltd. ..................................................           104,900             4,981
   East Japan Railway Co. .............................................................            27,000             1,816
   Fanuc Ltd. .........................................................................           145,500            13,881
   FUJIFILM Holdings Corp. ............................................................           107,900             3,458
   Haseko Corp. ## ....................................................................         3,521,018             2,965
   Honda Motor Co. Ltd. ...............................................................           226,300             7,678
   Hoya Corp. .........................................................................           185,300             4,968
   INPEX Corp. ........................................................................               335             2,449
   Isuzu Motors Ltd. ## ...............................................................           580,000             1,234
   JS Group Corp. .....................................................................           310,400             5,475
   KDDI Corp. .........................................................................             2,985            15,758
   Keyence Corp. ......................................................................            14,500             3,346
   Konica Minolta Holdings, Inc. ......................................................           347,500             3,537
   Kubota Corp. .......................................................................           333,000             2,980
   Mitsubishi Corp. ...................................................................           191,800             4,611
   Mitsubishi Estate Co. Ltd. .........................................................           238,000             3,871
   Mitsubishi Gas Chemical Co., Inc. ..................................................         1,168,000             6,184
   Mitsubishi UFJ Financial Group, Inc. ...............................................         2,740,700            14,101
   Murata Manufacturing Co. Ltd. ......................................................            18,090               995
   NGK Spark Plug Co. Ltd. ............................................................           318,000             3,683
   Nintendo Co. Ltd. ..................................................................            11,400             3,189
   Nomura Holdings, Inc. ..............................................................           973,100             7,283
   Sankyo Co. Ltd. ....................................................................           110,800             5,929
   Secom Co. Ltd. .....................................................................            61,300             2,747
   Seven & I Holdings Co. Ltd. ........................................................           254,000             5,563
   Shin-Etsu Chemical Co. Ltd. ........................................................           215,800            11,240
   SMC Corp. ..........................................................................            45,900             5,558
   Sony Corp. .........................................................................            64,102             2,134
   Sony Financial Holdings, Inc. ......................................................             2,609             7,186
   Sumitomo Corp. .....................................................................           471,500             5,296
   Sumitomo Mitsui Financial Group, Inc. ..............................................           139,400             4,504
   Tokyo Electron Ltd. ................................................................           171,300            10,386
   Tokyo Gas Co. Ltd. .................................................................         1,147,000             4,651
   Tokyo Steel Manufacturing Co. Ltd. .................................................           357,100             3,545
   Toyota Motor Corp. .................................................................           218,600             8,383
   Yahoo! Japan Corp. .................................................................             6,645             2,516

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   Yamada Denki Co. Ltd. ..............................................................            20,850   $         1,334
   TOTAL JAPAN ........................................................................                             219,103
                                                                                                            ---------------
NETHERLANDS - 6.19%
COMMON STOCKS - 6.19%
   Akzo Nobel N.V. ....................................................................           219,225            13,092
   ASML Holding N.V. ..................................................................           209,508             6,598
   EADS N.V. ..........................................................................           209,107             4,077
   Gemalto N.V. ## ....................................................................            15,012               595
   Heineken N.V. ......................................................................            56,100             2,757
   ING Groep N.V. .....................................................................           704,470             6,622
   Koninklijke Philips Electronics N.V. ...............................................           308,897             9,337
   Randstad Holding N.V. ## ...........................................................            55,060             2,630
   Reed Elsevier N.V. .................................................................           950,052            11,444
   SBM Offshore N.V. ..................................................................           265,765             5,186
   TNT N.V. ...........................................................................           507,278            14,498
   Unilever N.V. ......................................................................           221,039             6,785
   TOTAL NETHERLANDS ..................................................................                              83,621
                                                                                                            ---------------
NORWAY - 1.81%
COMMON STOCKS - 1.81%
   Aker Solutions ASA .................................................................         1,080,450            14,374
   StatoilHydro ASA ...................................................................            75,290             1,685
   Telenor ASA ## .....................................................................           640,840             8,352
   TOTAL NORWAY .......................................................................                              24,411
                                                                                                            ---------------
PORTUGAL - 0.57%
COMMON STOCKS - 0.57%
   Portugal Telecom, SGPS, S.A. .......................................................           747,760             7,744
                                                                                                            ---------------
SINGAPORE - 2.86%
COMMON STOCKS - 2.86%
   DBS Group Holdings Ltd. ............................................................         2,313,182            23,319
   Flextronics International Ltd. ## ..................................................           848,510             5,380
   Singapore Telecommunications Ltd. ..................................................         4,703,000             9,999
   TOTAL SINGAPORE ....................................................................                              38,698
                                                                                                            ---------------
SOUTH KOREA - 1.14%
COMMON STOCKS - 1.14%
   Hyundai Heavy Industries Co. Ltd. ..................................................            57,700             9,272
   KB Financial Group, Inc., ADR + ....................................................           143,018             6,112
   TOTAL SOUTH KOREA ..................................................................                              15,384
                                                                                                            ---------------
SPAIN - 3.26%
COMMON STOCKS - 3.26%
   Banco Santander S.A. ...............................................................           364,417             5,135
   Banco Santander S.A., GDR ..........................................................           400,828             5,677
   Enagas S.A. ........................................................................           229,984             4,775
   Gamesa Corp. Tecnologica S.A. ......................................................           360,310             5,203

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   Grifols S.A. .......................................................................           240,200   $         3,651
   Iberdrola S.A. .....................................................................           271,304             2,306
   Repsol YPF S.A. ....................................................................           257,990             6,071
   Telefonica S.A. ....................................................................           467,503            11,229
   TOTAL SPAIN ........................................................................                              44,047
                                                                                                            ---------------
SWEDEN - 2.12%
COMMON STOCKS - 2.12%
   Atlas Copco AB .....................................................................           645,240             8,731
   Nordea Bank AB .....................................................................           582,370             5,330
   Skandinaviska Enskilda Banken ## ...................................................           814,675             4,860
   Telefonaktiebolaget LM Ericsson ....................................................         1,000,770             9,707
   TOTAL SWEDEN .......................................................................                              28,628
                                                                                                            ---------------
SWITZERLAND - 8.01%
COMMON STOCKS - 8.01%
   Adecco S.A. ........................................................................           130,550             7,056
   Compagnie Financiere Richemont S.A. ................................................           207,720             6,963
   Credit Suisse Group AG .............................................................            88,300             3,827
   Givaudan S.A. ......................................................................             5,103             4,156
   Julius Baer Group Ltd. .............................................................            53,000             1,741
   Lonza Group AG .....................................................................            75,120             5,300
   Nestle S.A. ........................................................................           162,878             7,707
   Novartis AG ........................................................................           442,850            23,719
   Roche Holding AG ...................................................................           116,613            19,585
   Sulzer AG ..........................................................................            23,543             1,976
   Swiss Reinsurance Co. Ltd. .........................................................           100,960             4,402
   UBS AG ## ..........................................................................           887,300            11,527
   Zurich Financial Services AG .......................................................            48,556            10,289
   TOTAL SWITZERLAND ..................................................................                             108,248
                                                                                                            ---------------
UNITED KINGDOM - 21.68%
COMMON STOCKS - 21.68%
   Anglo American plc .................................................................           200,440             7,273
   Aviva plc ..........................................................................         1,874,344            11,580
   BAE Systems plc ....................................................................         2,071,389            11,659
   Barclays Bank plc ..................................................................           863,600             3,698
   BG Group plc .......................................................................           308,300             5,646
   BHP Billiton plc ...................................................................            96,500             2,834
   BP plc .............................................................................         2,644,412            24,749
   British American Tobacco plc .......................................................           342,680            11,299
   British Sky Broadcasting Group plc .................................................           863,040             7,305
   Centrica plc .......................................................................         1,361,935             5,847
   GlaxoSmithKline plc ................................................................         1,116,315            21,732
   HSBC Holdings plc ..................................................................         1,184,796            12,630
   HSBC Holdings plc + ................................................................         1,508,926            16,172
   Informa plc ........................................................................           607,900             3,176
   International Power plc ............................................................           597,900             3,049
   Kingfisher plc .....................................................................         1,256,400             4,253
   Lloyds Banking Group plc ...........................................................         4,600,244             3,728

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   Marks and Spencer Group plc ........................................................           354,320   $         1,970
   Michael Page International plc .....................................................           685,409             4,206
   Pearson plc ........................................................................           534,980             7,599
   Prudential plc .....................................................................           459,100             4,184
   Reed Elsevier plc ..................................................................           492,300             3,924
   Rexam plc ..........................................................................         1,097,099             5,227
   Rio Tinto plc ......................................................................           121,219             5,817
   Rolls-Royce Group plc ..............................................................         1,944,179            14,877
   Royal Dutch Shell plc, A Shares ....................................................           375,095            10,503
   Royal Dutch Shell plc, B Shares ....................................................           441,679            11,794
   Smiths Group plc ...................................................................           275,620             4,391
   Standard Chartered plc .............................................................           351,090             8,026
   Tesco plc ..........................................................................           615,900             4,166
   Unilever plc .......................................................................           426,551            13,009
   Vodafone Group plc .................................................................        13,535,986            29,079
   WPP Group plc + ....................................................................           352,600             3,254
   Xstrata plc ## .....................................................................           262,100             4,286
   TOTAL UNITED KINGDOM ...............................................................                             292,942
                                                                                                            ---------------
UNITED STATES - 0.16%
COMMON STOCKS - 0.16%
   News Corp. .........................................................................           172,040             2,169
                                                                                                            ---------------
SHORT TERM INVESTMENTS - 2.20%
   American Beacon U.S. Government Money
      Market Select Fund +++ ..........................................................         1,956,093             1,956
   JP Morgan U.S. Government Money Market Fund ........................................        27,804,170            27,804
TOTAL SHORT TERM INVESTMENTS ..........................................................                              29,760
                                                                                                            ---------------
SECURITIES LENDING COLLATERAL - 3.36%
   American Beacon U.S. Government Money
      Market Select Fund +++ ..........................................................        38,349,332            38,349
   Wells Fargo Advantage Government Money
      Market Fund .....................................................................         7,000,000             7,000
   TOTAL SECURITIES LENDING COLLATERAL ................................................                              45,349
                                                                                                            ---------------
TOTAL INVESTMENTS 102.42% - (COST $1,298,052) .........................................                           1,383,861
LIABILITIES, NET OF OTHER ASSETS - (2.42%) ............................................                             (32,652)
TOTAL NET ASSETS - 100.00% ............................................................                     $     1,351,209
                                                                                                            ===============

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at January 31, 2010.

+++  The Fund is affiliated by having the same investment advisor.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                                  UNREALIZED
                                             NUMBER OF   EXPIRATION    MARKET    APPRECIATION/
                                             CONTRACTS      DATE        VALUE   (DEPRECIATION)
                                             ---------   ----------   -------   --------------
Australia SPI Index ......................       36       Mar 2010    $ 3,637      $  (147)
Canada S&PCDA 60 Index ...................       35       Mar 2010      4,249         (189)
France CAC 40 Index ......................       91       Mar 2010      4,729         (170)
Germany DAX Index ........................       17       Mar 2010      3,313         (160)
Hang Seng Index ..........................        8       Feb 2010      1,041           (1)
Italy MIB 30 Index .......................       10       Mar 2010      1,519          (73)
Netherlands 200 AEX Index ................       13       Feb 2010      1,182          (30)
Spain IBEX 35 Index ......................       12       Feb 2010      1,822         (159)
Sweden OMX Index .........................       91       Feb 2010      1,182          (21)
Tokyo FE TOPIX Index .....................      102       Mar 2010     10,065         (148)
UK FTSE 100 Index ........................      115       Mar 2010      9,487         (293)
                                                                      -------      -------
                                                                      $42,226      $(1,391)
                                                                      =======      =======

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                                         SETTLEMENT    MARKET    UNREALIZED
                                                                                            DATE       VALUE    GAIN/(LOSS)
                                                                                         ----------   -------   -----------
CONTRACTS TO DELIVER
    1,702   Australian Dollar ........................................................    3/19/2010   $ 1,498     $    12
    1,884   Canadian Dollar ..........................................................    3/19/2010     1,762          37
    4,041   Euro Currency ............................................................    3/19/2010     5,602         182
  324,328   Japanese Yen .............................................................    3/19/2010     3,594         (44)
    2,282   Pound Sterling ...........................................................    3/19/2010     3,647           9
    2,888   Swedish Krona ............................................................    3/19/2010       391           9
    1,229   Swiss Franc ..............................................................    3/19/2010     1,158          26
TOTAL CONTRACTS TO DELIVER
                                                                                                      -------     -------
   (RECEIVABLE AMOUNT $17,883)                                                                        $17,652     $   231
                                                                                                      -------     -------
CONTRACTS TO RECEIVE
    5,310   Australian Dollar ........................................................    3/19/2010   $ 4,675     $  (115)
    5,690   Canadian Dollar ..........................................................    3/19/2010     5,321         (48)
   11,288   Euro Currency ............................................................    3/19/2010    15,650        (754)
1,115,096   Japanese Yen .............................................................    3/19/2010    12,356        (111)
    7,346   Pound Sterling ...........................................................    3/19/2010    11,739        (183)
    9,143   Swedish Krona ............................................................    3/19/2010     1,237         (43)
    4,740   Swiss Franc ..............................................................    3/19/2010     4,470        (114)
TOTAL CONTRACTS TO RECEIVE
                                                                                                      -------     -------
   (PAYABLE AMOUNT $56,816)                                                                           $55,448     $(1,368)
                                                                                                      -------     -------
NET CURRENCY FLUCTUATION                                                                                          $(1,137)
                                                                                                                  =======

SECTOR DIVERSIFICATION

                                                                                                                 Percent of
                                                                                                                 Net Assets
                                                                                                                -----------
Consumer Discretionary ......................................................................................      12.74%
Consumer Staples ............................................................................................       5.20%
Energy ......................................................................................................       8.38%
Financials ..................................................................................................      20.25%
Health Care .................................................................................................       9.04%
Industrials .................................................................................................      16.88%
Information Technology ......................................................................................       5.11%
Materials ...................................................................................................       7.62%
Telecommunication Services ..................................................................................       7.80%
Utilities ...................................................................................................       3.84%
Short Term Investments ......................................................................................       5.56%
Liabilities, Net of Other Assets ............................................................................      (2.42)%
                                                                                                                  ------
                                                                                                                  100.00%
                                                                                                                  ======

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
BRAZIL - 12.66%
COMMON STOCKS - 10.46%
   Amil Participacoes S.A. ............................................................            18,100   $           128
   Banco Bradesco S.A., ADR ...........................................................            24,640               408
   Banco Santander Brasil S.A., ADR ...................................................            54,180               652
   BM & F Bovespa S.A. ................................................................            35,600               240
   BRF - Brasil Foods S.A. ............................................................            27,605               661
   Centrais Eletricas Brasileiras S.A. ................................................             9,966               212
   Cia de Bebidas das Americas, ADR ...................................................             6,500               602
   Cia de Saneamento Basico do Estado de Sao Paulo ....................................            10,670               177
   Cia de Saneamento Basico do Estado de Sao Paulo, ADR ...............................             1,410                48
   Cia de Saneamento de Minas Gerais-COPASA ...........................................            26,400               357
   Cia Energetica de Minas Gerais, ADR ................................................             1,852                31
   Cielo S.A. .........................................................................            57,900               461
   Empresa Brasileira de Aeronautica S.A. (Embraer), ADR ..............................            11,040               234
   Grendene S.A. ......................................................................            68,840               320
   Itau Unibanco Banco Holding S.A., ADR ..............................................            80,139             1,535
   MRV Engenharia e Participacoes S.A. ................................................            45,600               294
   OGX Petroleo e Gas Participacoes S.A. ..............................................            19,400               173
   PDG Realty SA Empreendimentos e Participacoes ......................................            35,400               282
   Petroleo Brasileiro S.A., ADR ......................................................            12,920               524
   Petroleo Brasileiro S.A., A Shares, ADR ............................................            80,259             2,896
   Porto Seguro SA ....................................................................            10,100               102
   Redecard S.A. ......................................................................            30,600               428
   TIM Participacoes S.A., ADR ........................................................             5,900               155
   Tractebel Energia S.A. .............................................................            16,830               181
   Vale S.A. ..........................................................................            96,096             2,296
   Vivo Participacoes S.A., ADR .......................................................            11,800               330
                                                                                                            ---------------
   TOTAL COMMON STOCKS ................................................................                              13,727
                                                                                                            ---------------
PREFERRED STOCKS - 2.20%
   Banco Bradesco S.A. ................................................................             8,800               146
   Braskem S.A. ## ....................................................................            58,300               410
   Cia de Tecidos do Norte de Minas - Coteminas .......................................            54,862               164
   Cia Energetica de Minas Gerais .....................................................            43,549               724
   Itau Unibanco Banco Holding S.A. ...................................................            13,955               267
   Net Servicos de Comunicacao S.A. ## ................................................            24,777               287
   Tele Norte Leste Participacoes S.A., ADR ...........................................            21,520               384
   Ultrapar Participacoes S.A. ........................................................             6,100               268
   Vale S.A., A Shares ................................................................            10,704               239
                                                                                                            ---------------
   TOTAL PREFERRED STOCKS .............................................................                               2,889
                                                                                                            ---------------
   TOTAL BRAZIL .......................................................................                              16,616
                                                                                                            ---------------

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
CZECH REPUBLIC - 0.75%
COMMON STOCKS - 0.75%
   CEZ ................................................................................             3,452   $           168
   Komercni Banka, a.s. ...............................................................             3,024               610
   Telefonica O2 Czech Republic a.s. ..................................................             8,653               205
   TOTAL CZECH REPUBLIC ...............................................................                                 983
                                                                                                            ---------------
EGYPT - 0.83%
COMMON STOCKS - 0.83%
   Commercial International Bank ......................................................            52,914               580
   Ezz Steel ..........................................................................             9,737                32
   Orascom Construction Industries ....................................................             4,995               236
   Telecom Egypt ......................................................................            73,610               244
   TOTAL EGYPT ........................................................................                               1,092
                                                                                                            ---------------
HONG KONG/CHINA - 17.10%
COMMON STOCKS - 17.10%
   Anhui Expressway Co. Ltd. ..........................................................           156,000               108
   Asia Cement China Holdings Corp. ...................................................           573,000               276
   Bank of China Ltd. .................................................................           756,900               363
   Beijing Enterprises Holdings Ltd. ..................................................            64,500               449
   Belle International Holdings Ltd. ..................................................           275,000               310
   Bosideng International Holdings Ltd. ...............................................           796,000               158
   China Citic Bank Corp. Ltd. ........................................................           474,000               316
   China Construction Bank Corp. ......................................................         2,678,360             2,044
   China Dongxiang Group Co. ..........................................................           189,000               122
   China Life Insurance Co. Ltd. ......................................................           176,000               780
   China Longyuan Power Group Corp. ## ................................................            91,000               113
   China Mobile Ltd. ..................................................................           184,000             1,737
   China Mobile Ltd., ADR .............................................................            14,250               669
   China Molybdenum Co. Ltd. ..........................................................           165,000               128
   China Oilfield Services Ltd. .......................................................           212,000               251
   China Pacific Insurance Group Co Ltd. ## ...........................................           157,400               586
   China Petroleum & Chemical Corp. ...................................................         1,004,000               784
   China Power International Development Ltd. ## ......................................         1,511,800               375
   China Railway Construction Corp. Ltd. ..............................................           467,000               585
   China Resources Land Ltd. ..........................................................            54,000                96
   China Resources Power Holdings Co. Ltd. ............................................           194,000               374
   China Unicom Hong Kong Ltd. ........................................................           124,744               140
   China Zhongwang Holdings Ltd. ## ...................................................           367,600               382
   CNOOC Ltd. .........................................................................            37,000                52
   CNOOC Ltd., ADR ....................................................................             1,940               271
   COSCO Pacific Ltd. .................................................................           178,578               259
   Denway Motors Ltd. .................................................................           618,700               355
   Dongfeng Motor Group Co. Ltd. ......................................................           394,000               513
   Fuqi International, Inc. ## ........................................................            18,660               307
   Fushan International Energy Group Ltd. .............................................           282,000               242
   Global Bio-chem Technology Group Co. Ltd. ..........................................         1,163,800               325
   GOME Electrical Appliances Holdings Ltd. ## ........................................         2,301,240               805


                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   Harbin Power Equipment Co. Ltd. ....................................................           294,000   $           235
   Hengan International Group Co. Ltd. ................................................            27,000               181
   Huaneng Power International, Inc. ..................................................           743,900               416
   Huaneng Power International, Inc., ADR .............................................             4,180                93
   Industrial & Commercial Bank of China ..............................................         1,713,000             1,245
   Lumena Resources Corp. ## ..........................................................         1,076,000               247
   NWS Holdings Ltd. ..................................................................           241,757               394
   PetroChina Co. Ltd. ................................................................         1,428,000             1,596
   PetroChina Co. Ltd., ADR ...........................................................             1,960               219
   Ping'an Insurance Co. of China Ltd. ................................................            62,500               486
   Renhe Commercial Holdings Co. Ltd. .................................................         1,984,000               424
   Sany Heavy Equipment International Holdings Co. Ltd. ## ............................           149,000               153
   Shanghai Industrial Holdings Ltd. ..................................................           127,000               589
   Sinotrans Ltd. .....................................................................         1,535,000               415
   Soho China Ltd. ....................................................................           737,500               361
   TPV Technology Ltd. ................................................................           478,970               294
   Tsingtao Brewery Co. Ltd. ..........................................................            38,000               188
   Want Want China Holdings Ltd. ......................................................           302,000               192
   Weiqiao Textile Co. ................................................................           658,100               436
   TOTAL HONG KONG/CHINA ..............................................................                              22,439
                                                                                                            ---------------
HUNGARY - 0.98%
COMMON STOCKS - 0.98%
   Mol Hungarian Oil and Gas plc ## ...................................................             7,096               649
   OTP Bank ## ........................................................................             9,020               260
   Richter Gedeon Nyrt. ...............................................................             1,819               384
   TOTAL HUNGARY ......................................................................                               1,293
                                                                                                            ---------------
INDIA - 8.78%
COMMON STOCKS - 8.78%
   Ambuja Cements Ltd. ................................................................            60,880               133
   Andhra Bank ........................................................................            84,000               191
   Asian Paints Ltd. ..................................................................             4,854               194
   Bank of India ......................................................................            32,790               254
   Bharat Heavy Electricals Ltd. ......................................................             7,608               393
   Bharat Petroleum Corp. Ltd. ........................................................            18,973               223
   Bharti Airtel Ltd. .................................................................           123,380               818
   Colgate-Palmolive India Ltd. .......................................................            10,188               152
   Deccan Chronicle Holdings Ltd. .....................................................            23,879                78
   Dr Reddys Laboratories Ltd. ........................................................            11,703               282
   Glenmark Pharmaceuticals Ltd. ......................................................           109,515               573
   Godrej Consumer Products Ltd. ......................................................            25,313               128
   GVK Power & Infrastructure Ltd. ## .................................................           179,006               173
   HDFC Bank Ltd. .....................................................................            22,465               786
   Hero Honda Motors Ltd. .............................................................            13,156               445
   Hindalco Industries Ltd. ...........................................................            71,684               229
   Hindustan Construction Co. .........................................................            63,508               183
   Hindustan Petroleum Corp. Ltd. .....................................................            62,367               452
   India Cements Ltd. .................................................................           236,260               563

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   Indian Bank ........................................................................            79,333   $           305
   IndusInd Bank Ltd. .................................................................            74,974               239
   Infosys Technologies Ltd. ..........................................................            20,665             1,108
   ITC Ltd. ...........................................................................            26,750               145
   Jaiprakash Associates Ltd. .........................................................            73,584               213
   KSK Energy Ventures Ltd. ## ........................................................            46,000               181
   Mahanagar Telephone Nigam Ltd. .....................................................           182,310               293
   Marico Ltd. ........................................................................            54,100               115
   Nestle India Ltd. ..................................................................             2,084               115
   Reliance Industries Ltd. ...........................................................            27,580               619
   Rolta India Ltd. ...................................................................            30,240               133
   Shree Renuka Sugars Ltd. ...........................................................            33,830               146
   State Bank of India Ltd., GDR +++ ..................................................             9,190               826
   Tata Motors Ltd. ...................................................................            24,695               369
   Wipro Ltd. .........................................................................            17,910               253
   Yes Bank Ltd. ## ...................................................................            39,260               211
   TOTAL INDIA ........................................................................                              11,521
                                                                                                            ---------------
INDONESIA - 2.36%
COMMON STOCKS - 2.36%
   Astra International Tbk PT .........................................................           117,900               449
   PT Bank Central Asia Tbk ...........................................................           866,000               461
   PT Bank Rakyat Indonesia Tbk .......................................................           372,000               302
   PT Bumi Resources Tbk ..............................................................           839,500               221
   PT Indocement Tunggal Prakarsa Tbk .................................................           125,000               180
   PT Indofood Sukses Makmur Tbk ......................................................           698,500               266
   PT Indosat Tbk .....................................................................           464,000               277
   PT International Nickel Indonesia Tbk ..............................................           313,000               118
   PT Perusahaan Gas Negara Persero Tbk ...............................................           579,500               232
   PT Telekomunikasi Indonesia Tbk ....................................................           590,300               586
   TOTAL INDONESIA ....................................................................                               3,092
                                                                                                            ---------------
ISRAEL - 1.04%
COMMON STOCKS - 1.04%
   Bank Hapoalim B.M. ## ..............................................................            31,890               135
   Check Point Software Technologies Ltd. ## ..........................................             9,268               296
   Makhteshim-Agan Industries Ltd. ....................................................            61,530               309
   Teva Pharmaceutical Industries Ltd., ADR ...........................................            10,980               623
   TOTAL ISRAEL .......................................................................                               1,363
                                                                                                            ---------------
MALAYSIA - 2.36%
COMMON STOCKS - 2.36%
   CIMB Group Holdings Bhd ............................................................            81,300               301
   Gamuda Bhd .........................................................................           449,900               364
   Genting Malaysia Bhd ...............................................................           822,910               669
   Malayan Banking Bhd ................................................................           650,070             1,292
   Sime Darby Bhd .....................................................................           114,800               287
   Tenaga Nasional Bhd ................................................................            76,700               179
   TOTAL MALAYSIA .....................................................................                               3,092
                                                                                                            ---------------

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
MAURITIUS - 0.16%
COMMON STOCKS - 0.16%
   Golden Agri-Resources Ltd. .........................................................           586,000   $           215
                                                                                                            ---------------
MEXICO - 3.51%
COMMON STOCKS - 3.51%
   America Movil, S.A.B. de C.V., ADR .................................................            42,307             1,847
   Consorcio ARA, S.A.B. de C.V. ## ...................................................           288,900               186
   Embotelladoras Arca, S.A.B. de C.V. ................................................           129,730               417
   Fomento Economico Mexicano, S.A.B. de C.V., ADR ....................................            18,000               759
   Grupo Continential, S.A.B. de C.V. .................................................           145,050               382
   Grupo Financiero Banorte, S.A.B. de C.V. ...........................................           112,089               368
   Grupo Televisa, S.A., ADR ..........................................................            27,600               539
   Industrias CH S.A.B de C.V. ## .....................................................            32,400               106
   TOTAL MEXICO .......................................................................                               4,604
                                                                                                            ---------------
PHILIPPINES - 0.38%
COMMON STOCKS - 0.38%
   ABS-CBN Broadcasting Corp. .........................................................            47,030                26
   Bank of the Philippine Islands .....................................................           163,027               159
   Metro Pacific Investments Corp. ## .................................................         2,202,000               123
   Metropolitan Bank & Trust ..........................................................            64,300                58
   Union Bank of the Philippines ......................................................           156,300               128
   TOTAL PHILIPPINES ..................................................................                                 494
                                                                                                            ---------------
POLAND - 2.05%
COMMON STOCKS - 2.05%
   Asseco Poland SA ...................................................................             2,020                41
   Bank Handlowy W Warszawie S.A. .....................................................             7,597               196
   Bank Pekao S.A. ## .................................................................             2,342               136
   Bank Zachodni WBK S.A. ## ..........................................................             3,201               191
   Central European Distribution Corp. ................................................             6,000               192
   Cyfrowy Polsat S.A. ................................................................            12,760                65
   Polski Koncern Naftowy Orlen S.A. ## ...............................................            34,184               391
   Powszechna Kasa Oszczednosci Bank Polski S.A. ......................................            52,799               696
   Telekomunikacja Polska S.A. ........................................................           142,129               777
   TOTAL POLAND .......................................................................                               2,685
                                                                                                            ---------------
RUSSIA - 5.10%
COMMON STOCKS - 5.10%
   Gazprom OAO, ADR ...................................................................            75,770             1,865
   LUKOIL Oil Co., ADR ................................................................            29,939             1,665
   Mobile TeleSystems OJSC, ADR .......................................................             3,550               170
   OJSC MMC Norilsk Nickel, ADR ## ....................................................            22,554               351
   OJSC Rosneft Oil Co. ...............................................................            53,254               415
   Polyus Gold Co., ADR ...............................................................             9,141               241
   RusHydro, ADR ## ...................................................................            53,700               234
   Sberbank RF, GDR ## ................................................................             2,000               580

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   Vimpel-Communications, ADR .........................................................            17,887   $           324
   Wimm-Bill-Dann Foods OJSC, ADR ## ..................................................            16,048               333
   X 5 Retail Group NV ## .............................................................            15,632               503
   X 5 Retail Group NV, GDR ## ........................................................               251                 8
   TOTAL RUSSIA .......................................................................                               6,689
                                                                                                            ---------------
SOUTH AFRICA - 8.24%
COMMON STOCKS - 8.24%
   Anglo Platinum Ltd. ## .............................................................             7,367               690
   AngloGold Ashanti Ltd., ADR ........................................................            11,424               408
   ArcelorMittal South Africa Ltd. ....................................................            33,444               460
   Barloworld Ltd. ....................................................................            63,540               376
   FirstRand Ltd. .....................................................................           180,350               439
   Gold Fields Ltd., ADR ..............................................................            21,490               245
   Impala Platinum Holdings Ltd. ......................................................            30,000               765
   Imperial Holdings Ltd. .............................................................            17,400               183
   JD Group Ltd. ......................................................................            24,930               143
   Kumba Iron Ore Ltd. ................................................................             5,182               220
   MTN Group Ltd. .....................................................................           132,306             1,885
   Murray & Roberts Holdings Ltd. .....................................................           106,160               544
   Nampak Ltd. ........................................................................           228,280               465
   Naspers Ltd. .......................................................................            21,426               755
   Nedbank Group Ltd. .................................................................            22,574               358
   SABMiller plc ......................................................................            22,904               625
   Sanlam Ltd. ........................................................................            43,140               129
   Sappi Ltd. .........................................................................            76,204               324
   Sasol Ltd. .........................................................................            14,610               545
   Sasol Ltd., ADR ....................................................................             5,140               188
   Standard Bank Group Ltd. ...........................................................            32,820               465
   Tiger Brands Ltd. ..................................................................            12,249               283
   Vodacom Group Pty Ltd. .............................................................            44,420               315
   TOTAL SOUTH AFRICA .................................................................                              10,810
                                                                                                            ---------------
SOUTH KOREA - 14.41%
COMMON STOCKS - 14.13%
   Amorepacific Corp. .................................................................               333               232
   Cheil Industries, Inc. .............................................................             5,008               240
   Cheil Worldwide, Inc. ..............................................................             1,124               255
   CJ CheilJedang Corp. ...............................................................               965               174
   Hyundai Development Co. ............................................................            16,270               502
   Hyundai Engineering & Construction Co. Ltd. ........................................             5,170               287
   Hyundai Mobis ......................................................................             2,120               270
   Hyundai Motor Co. ..................................................................             2,998               291
   Jinro Ltd. .........................................................................             1,970                64
   Kangwon Land, Inc. .................................................................            45,040               613
   KB Financial Group, Inc. ...........................................................            20,913               902
   Kia Motors Corp. ...................................................................            20,586               346
   Korea Electric Power Corp. ## ......................................................            18,885               620
   Korea Exchange Bank ................................................................            15,040               171
   Korean Reinsurance Co. .............................................................            42,600               370

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   KT Corp. ...........................................................................             4,330   $           186
   KT Corp., ADR ......................................................................            14,230               301
   KT&G Corp. .........................................................................             7,845               456
   LG Chem Ltd. .......................................................................             3,466               596
   LG Display Co. Ltd. ................................................................            12,810               417
   LG Display Co. Ltd., ADR ...........................................................             5,500                89
   LG Electronics, Inc. ...............................................................             2,694               252
   LG Telecom Ltd. ....................................................................            11,346                88
   Lotte Chilsung Beverage Co. Ltd. ...................................................                91                65
   Lotte Shopping Co. Ltd. ............................................................             1,179               303
   NCSoft Corp. .......................................................................             1,470               164
   NHN Corp. ## .......................................................................             2,339               347
   Nong Shim Co. Ltd. .................................................................             1,106               217
   OCI Co. Ltd. .......................................................................             3,597               537
   POSCO ..............................................................................             1,561               710
   POSCO, ADR .........................................................................               210                24
   Samsung Electronics Co. Ltd. .......................................................             5,894             3,972
   Samsung Fire & Marine Insurance Co. Ltd. ...........................................             3,842               613
   Shinhan Financial Group Co. Ltd. ...................................................            29,936             1,046
   Shinsegae Co. Ltd. .................................................................               610               275
   SK Energy Co. Ltd. .................................................................                34                 3
   SK Telecom Co. Ltd. ................................................................               488                76
   SK Telecom Co. Ltd., ADR ...........................................................            39,510               685
   S-Oil Corp. ........................................................................             8,574               380
   SSCP Co. Ltd. ## ...................................................................            10,299                59
   Tong Yang Life Insurance ## ........................................................            35,080               430
   Woongjin Coway Co. Ltd. ............................................................            13,326               410
   Yuhan Corp. ........................................................................             3,473               508
                                                                                                            ---------------
   TOTAL COMMON STOCKS ................................................................                              18,546
                                                                                                            ---------------
PREFERRED STOCKS - 0.28%
   Samsung Electronics Co. Ltd. .......................................................               833               366
                                                                                                            ---------------
   TOTAL SOUTH KOREA ..................................................................                              18,912
                                                                                                            ---------------
TAIWAN - 10.72%
COMMON STOCKS - 10.72%
   Acer, Inc. .........................................................................           152,886               421
   Asia Cement Corp. ..................................................................           301,000               285
   Asustek Computer, Inc. .............................................................           154,356               297
   AU Optronics Corp. .................................................................           450,520               499
   AU Optronics Corp., ADR ............................................................             7,510                82
   Catcher Technology Co. Ltd. ........................................................           172,000               386
   Cathay Financial Holding Co. Ltd. ## ...............................................           310,400               523
   Chang Hwa Commercial Bank ..........................................................           587,000               264
   China Steel Corp. ..................................................................         1,126,502             1,142
   Chinatrust Financial Holding Co. Ltd. ..............................................           716,326               390
   Compal Electronics, Inc. ...........................................................           194,345               270
   CTCI Corp. .........................................................................           120,000               122
   First Financial Holding Co. Ltd. ...................................................         1,103,201               617
   Fubon Financial Holding Co. Ltd. ## ................................................           298,000               346

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   HON HAI Precision Industry Co. Ltd. ................................................           359,112   $         1,506
   HTC Corp. ..........................................................................            60,970               590
   Lite-On Technology Corp. ...........................................................           149,000               189
   Mega Financial Holding Co. Ltd. ....................................................           197,000               106
   Nan Ya Printed Circuit Board Corp. .................................................           112,989               477
   Prime View International Co. Ltd. ..................................................            39,000                71
   Quanta Computer, Inc. ..............................................................           192,000               383
   Siliconware Precision Industries Co. ...............................................           155,000               205
   SinoPac Financial Holdings Co. Ltd. ## .............................................         1,481,987               485
   Taishin Financial Holdings Co. Ltd. ## .............................................           211,636                91
   Taiwan Fertilizer Co. Ltd. .........................................................            86,000               278
   Taiwan Semiconductor Manufacturing Co. Ltd. ........................................         1,009,385             1,926
   Taiwan Semiconductor Manufacturing Co. Ltd., ADR ...................................            13,330               135
   Tatung Co. Ltd. ## .................................................................         2,302,000               502
   Uni-President Enterprises Corp. ....................................................            13,000                14
   United Microelectronics Corp. ## ...................................................         1,195,226               590
   Wistron Corp. ......................................................................           172,014               323
   Yaego Corp. ........................................................................           732,000               256
   Yuanta Financial Holding Co. Ltd. ..................................................           463,000               293
   TOTAL TAIWAN .......................................................................                              14,064
                                                                                                            ---------------
THAILAND - 2.69%
COMMON STOCKS - 2.69%
   Bangkok Bank PCL ...................................................................           212,690               720
   Banpu pcl ..........................................................................            11,300               177
   Kasikornbank PCL ...................................................................           350,100               909
   Krung Thai Bank PCL ................................................................         1,174,300               320
   PTT Exploration & Production PCL ...................................................            36,000               137
   PTT PCL ............................................................................           102,200               653
   Siam Cement PCL ....................................................................            31,430               206
   Siam Commercial Bank PCL ...........................................................            99,500               231
   Thai Union Frozen Products PCL .....................................................           171,900               171
   TOTAL THAILAND .....................................................................                               3,524
                                                                                                            ---------------
TURKEY - 1.97%
COMMON STOCKS - 1.97%
   Akbank TAS .........................................................................            37,635               220
   Anadolu Efes Biracilik Ve Malt Sanayii A.S. ........................................            26,791               276
   Coca-Cola Icecek A.S. ..............................................................            13,116               109
   TAV Havalimanlari Holding A.S. ## ..................................................             9,756                40
   Turk Telekomunikasyon A.S. .........................................................            35,478               122
   Turkcell Iletisim Hizmetleri A.S. ..................................................            63,773               466
   Turkiye Garanti Bankasi A.S. .......................................................            91,594               385
   Turkiye Halk Bankasi A.S. ..........................................................            19,855               136
   Turkiye Is Bankasi (Isbank) ........................................................           129,832               572
   Turkiye Sise ve Cam Fabrikalari A.S. ...............................................           197,217               255
   TOTAL TURKEY .......................................................................                               2,581
                                                                                                            ---------------

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
UNITED KINGDOM - 0.08%
COMMON STOCKS - 0.08%
   JKX Oil & Gas plc ..................................................................            26,720   $           113
                                                                                                            ---------------
SHORT TERM INVESTMENTS - 3.58%
   JP Morgan U.S. Government Money Market Fund ........................................         3,595,302             3,595

                                                                                                 PAR
                                                                                               AMOUNT
                                                                                          ---------------
   U.S. Treasury,
      0.02%, Due 3/11/2010 # ..........................................................   $         1,105             1,105
TOTAL SHORT TERM INVESTMENTS                                                                                          4,700
                                                                                                            ---------------
TOTAL INVESTMENTS 99.75% - (COST $107,318) ............................................                             130,882
OTHER ASSETS, NET OF LIABILITIES - 0.25% ..............................................                                 323
TOTAL NET ASSETS - 100.00% ............................................................                     $       131,205
                                                                                                            ===============

Percentages are stated as a percent of net assets.

##   Non-income producing security.

+++ Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $826 or 0.63% of net assets. The Fund has no right to demand registration of these securities.

# At January 31, 2010, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                                                               UNREALIZED
                                                                           NUMBER OF   EXPIRATION   MARKET    APPRECIATION/
                                                                           CONTRACTS      DATE       VALUE   (DEPRECIATION)
                                                                           ---------   ----------   ------   --------------
Emini S&P 500 Index ....................................................      103       Mar 2010    $5,513       $(186)
                                                                                                    ======       =====

SECTOR DIVERSIFICATION

                                                                                                                 Percent of
                                                                                                                 Net Assets
                                                                                                                 ----------
Communications ...............................................................................................       1.31%
Consumer Discretionary .......................................................................................       6.71%
Consumer Staples .............................................................................................       6.31%
Energy .......................................................................................................      11.43%
Financials ...................................................................................................      24.40%
Health Care ..................................................................................................       2.15%
Industrials ..................................................................................................       6.57%
Information Technology .......................................................................................      12.31%
Materials ....................................................................................................      11.19%
Telecommunication Services ...................................................................................      10.19%
Utilities ....................................................................................................       3.60%
Short Term Investments .......................................................................................       3.58%
Other Assets, Net of Liabilities .............................................................................       0.25%
                                                                                                                   ------
                                                                                                                   100.00%
                                                                                                                   ======

                             See accompanying notes

AMERICAN BEACON RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
COMMON STOCKS - 3.60%
ENERGY - 1.99%
ENERGY EQUIPMENT & SERVICES - 0.98%
   Ensco International plc, ADR .......................................................             7,300   $           285
   Noble Corp. ........................................................................            10,150               409
   Transocean Ltd. ## .................................................................             5,100               432
                                                                                                                      1,126
                                                                                                            ---------------
OIL & GAS - 1.01%
   Apache Corp. .......................................................................             4,250               420
   Devon Energy Corp. .................................................................             6,050               405
   Noble Energy, Inc. .................................................................             4,400               325
                                                                                                                      1,150
                                                                                                            ---------------
   TOTAL ENERGY .......................................................................                               2,276
                                                                                                            ---------------
FINANCIALS - 0.45%
DIVERSIFIED FINANCIALS - 0.45%
   Affiliated Managers Group, Inc. ## .................................................             2,300               139
   BlackRock, Inc. ....................................................................               625               134
   T Rowe Price Group, Inc. ...........................................................             4,800               238
   TOTAL FINANCIALS ...................................................................                                 511
                                                                                                            ---------------
HEALTH CARE - 0.51%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.13%
   Medtronic, Inc. ....................................................................             3,500               150
                                                                                                            ---------------
OPTICAL SUPPLIES - 0.22%
   Alcon, Inc. ........................................................................             1,630               254
                                                                                                            ---------------
PHARMACEUTICALS - 0.16%
   Merck & Co., Inc. ..................................................................             4,777               182
                                                                                                            ---------------
   TOTAL HEALTH CARE ..................................................................                                 586
                                                                                                            ---------------
INDUSTRIALS - 0.13%
AEROSPACE & DEFENSE - 0.13%
   United Technologies Corp. ..........................................................             2,150               145
                                                                                                            ---------------
INFORMATION TECHNOLOGY - 0.52%
COMMUNICATIONS EQUIPMENT - 0.24%
   Cisco Systems, Inc. ## .............................................................            12,500               281
                                                                                                            ---------------
IT CONSULTING & SERVICES - 0.28%
   Accenture plc ......................................................................             7,770               319
                                                                                                            ---------------
   TOTAL INFORMATION TECHNOLOGY .......................................................                                 600
                                                                                                            ---------------
   TOTAL COMMON STOCKS ................................................................                               4,118
                                                                                                            ---------------

                             See accompanying notes

AMERICAN BEACON RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
CONVERTIBLE PREFERRED STOCKS - 1.52%
CONSUMER STAPLES - 0.47%
FOOD PRODUCTS - 0.28%
   Bunge Ltd. .........................................................................               525   $           319
                                                                                                            ---------------
HOUSEHOLD DURABLES - 0.19%
   Stanley Works ......................................................................               255               222
                                                                                                            ---------------
   TOTAL CONSUMER STAPLES .............................................................                                 541
                                                                                                            ---------------
FINANCIALS - 0.67%
BANKS - 0.67%
   Bank of America Corp. ..............................................................               385               348
   Wells Fargo & Co. ..................................................................               440               415
   TOTAL FINANCIALS ...................................................................                                 763
                                                                                                            ---------------
MATERIALS - 0.38%
METALS & MINING - 0.38%
   Freeport-McMoRan Copper & Gold, Inc. ...............................................             4,360               430
                                                                                                            ---------------
   TOTAL CONVERTIBLE PREFERRED STOCKS .................................................                               1,734
                                                                                                            ---------------
PREFERRED STOCKS - 1.22%
CONSUMER DISCRETIONARY - 0.33%
FOOD PRODUCTS - 0.33%
   Archer-Daniels-Midland Co. .........................................................             8,850               380
                                                                                                            ---------------
CONSUMER STAPLES - 0.34%
FOOD PRODUCTS - 0.34%
   Bunge Ltd. .........................................................................             4,500               392
                                                                                                            ---------------
FINANCIALS - 0.55%
DIVERSIFIED FINANCIALS - 0.55%
   AMG Capital Trust I ................................................................             4,150               166
   Vale Capital II ....................................................................             6,100               460
   TOTAL FINANCIALS ...................................................................                                 626
                                                                                                            ---------------
   TOTAL PREFERRED STOCKS .............................................................                               1,398
                                                                                                            ---------------

                                                                                               PAR
                                                                                              AMOUNT
                                                                                          ---------------
CORPORATE OBLIGATIONS - 38.31%
AEROSPACE & DEFENSE - 0.24%
   Raytheon Co., 5.375%, Due 4/1/2013 .................................................   $           250               274
                                                                                                            ---------------
BANKS - 9.87%
   Bank of America Corp.,
      7.80%, Due 9/15/2016 ............................................................               600               670
      6.00%, Due 9/1/2017 .............................................................               400               415
      7.625%, Due 6/1/2019 ............................................................               200               229
   Bank One Corp., 4.90%, Due 4/30/2015 ...............................................               250               257

                             See accompanying notes

AMERICAN BEACON RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
   Barclays Bank plc, 6.75%, Due 5/22/2019 ............................................   $           300   $           335
   BP Capital Markets plc, 3.875%, Due 3/10/2015 ......................................               200               209
   Citigroup, Inc.,
      5.50%, Due 10/15/2014 ...........................................................               150               155
      6.125%, Due 11/21/2017 ..........................................................               275               278
      8.50%, Due 5/22/2019 ............................................................               750               875
   Credit Suisse N.Y.,
      3.45%, Due 7/2/2012 .............................................................               600               622
      5.30%, Due 8/13/2019 ............................................................               250               257
   Deutsche Bank AG, 3.875%, Due 8/18/2014 ............................................               275               283
   Goldman Sachs Group, Inc.,
      5.35%, Due 1/15/2016 ............................................................               475               499
      6.25%, Due 9/1/2017 .............................................................               550               592
   ING Bank, NV, 5.125%, Due 5/1/2015 +++ .............................................               300               314
   JP Morgan Chase & Co.,
      3.70%, Due 1/20/2015 ............................................................             1,450             1,465
      6.00%, Due 1/15/2018 ............................................................               250               270
   JP Morgan Chase Bank, NA, 0.584%, Due 6/13/2016 # ..................................               375               354
   Lloyds TSB Bank plc, 4.375%, Due 1/12/2015 +++ .....................................               300               298
   Merrill Lynch & Co., Inc., 6.11%, Due 1/29/2037 ....................................               275               250
   Morgan Stanley,
      7.30%, Due 5/13/2019 ............................................................               280               316
      5.625%, Due 9/23/2019 ...........................................................               250               252
   Nordea Bank AB, 2.50%, Due 11/13/2012 +++ ..........................................               250               251
   Rabobank Nederland NV, 4.20%, Due 5/13/2014 +++ ....................................               200               209
   UBS AG, 5.875%, Due 12/20/2017 .....................................................               275               290
   Wachovia Corp.,
      0.621%, Due 10/15/2016 # ........................................................               600               540
      5.75%, Due 2/1/2018 .............................................................               475               500
   Wells Fargo & Co., 5.625%, Due 12/11/2017 ..........................................               275               289
                                                                                                                     11,274
                                                                                                            ---------------
BASIC MATERIALS - 0.38%
   Steel Dynamics, Inc., 6.75%, Due 4/1/2015 ..........................................               320               317
   Terra Capital, Inc., 7.75%, Due 11/1/2019 +++ ......................................               110               114
                                                                                                                        431
                                                                                                            ---------------
BEVERAGES - 0.37%
   Constellation Brands, Inc., 7.25%, Due 9/1/2016 ....................................               425               427
                                                                                                            ---------------
COMMUNICATIONS - 1.35%
   Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013 .................               109               127
   Comcast Corp., 6.55%, Due 7/1/2039 .................................................               300               315
   France Telecom S.A., 4.375%, Due 7/8/2014 ..........................................               150               159
   Telefonica Emisiones SAU, 6.421%, Due 6/20/2016 ....................................               300               338
   Time Warner Cable, Inc., 5.85%, Due 5/1/2017 .......................................               300               321

                             See accompanying notes

AMERICAN BEACON RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
   Verizon Wireless Capital, LLC, 3.75%, Due 5/20/2011 ................................   $           270   $           279
                                                                                                                      1,539
                                                                                                            ---------------
CONSUMER DISCRETIONARY - 1.67%
   Anheuser-Busch InBev Worldwide, Inc., 8.00%, Due 11/15/2039 +++ ....................               100               127
   Hanesbrands, Inc., 8.00%, Due 12/15/2016 ...........................................               300               307
   NetFlix, Inc., 8.50%, Due 11/15/2017 +++ ...........................................               275               290
   Royal Caribbean Cruises Ltd., 7.50%, Due 10/15/2027 ................................               500               437
   Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030 ........................................               250               310
   WESCO Distribution, Inc., 7.50%, Due 10/15/2017 ....................................               450               439
                                                                                                                      1,910
                                                                                                            ---------------
CONSUMER STAPLES - 0.41%
   Coca-Cola Enterprises, Inc., 7.375%, Due 3/3/2014 ..................................               150               177
   Jarden Corp., 7.50%, Due 5/1/2017 ..................................................                30                30
   Kellogg Co., 4.25%, Due 3/6/2013 ...................................................               250               266
                                                                                                                        473
                                                                                                            ---------------
ENERGY - 2.51%
   Canadian Natural Resources Ltd., 6.25%, Due 3/15/2038 ..............................               275               289
   Comstock Resources, Inc., 8.375%, Due 10/15/2017 ...................................               300               311
   Concho Resources, Inc., 8.625%, Due 10/1/2017 ......................................               275               287
   ConocoPhillips,
      4.60%, Due 1/15/2015 ............................................................               200               215
      5.20%, Due 5/15/2018 ............................................................               325               347
   EOG Resources Canada, Inc., 4.75%, Due 3/15/2014 +++ ...............................               250               265
   FirstEnergy Solutions Corp., 4.80%, Due 2/15/2015 ..................................               150               156
   Frontier Oil Corp., 8.50%, Due 9/15/2016 ...........................................               250               261
   Hornbeck Offshore Services, Inc., 6.125%, Due 12/1/2014 ............................               290               276
   Range Resources Corp., 8.00%, Due 5/15/2019 ........................................               100               107
   Swift Energy Co., 7.125%, Due 6/1/2017 .............................................               375               359
                                                                                                                      2,873
                                                                                                            ---------------
FINANCE - 5.20%
   ANZ National Int'l Ltd., 2.375%, Due 12/21/2012 +++ ................................               300               301
   BAE Systems Holdings, Inc., 4.75%, Due 8/15/2010 +++ ...............................               700               710
   BlackRock, Inc., 2.25%, Due 12/10/2012 .............................................               200               201
   CME Group, Inc., 5.40%, Due 8/1/2013 ...............................................               230               253
   General Electric Capital Corp.,
      5.90%, Due 5/13/2014 ............................................................               200               218
      5.65%, Due 6/9/2014 .............................................................               500               541
      5.625%, Due 5/1/2018 ............................................................               250               256
      6.00%, Due 8/7/2019 .............................................................               300               310
      5.50%, Due 1/8/2020 .............................................................               350               347
   Hartford Financial Services Group, Inc., 7.90%, Due 6/15/2010 ......................               280               286
   HSBC Finance Corp., 5.25%, Due 1/14/2011 ...........................................             1,050             1,090
   Janus Capital Group, Inc., 6.95%, Due 6/15/2017 ....................................               125               124
   Leucadia National Corp., 8.125%, Due 9/15/2015 .....................................               100               102
   Mellon Funding Corp., 0.423%, Due 5/15/2014 # ......................................               250               246

                             See accompanying notes

AMERICAN BEACON RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
   Nationwide Building Society, 5.50%, Due 7/18/2012 +++ ..............................   $           450   $           484
   Petroplus Finance Ltd., 9.375%, Due 9/15/2019 +++ ..................................               225               223
   Thomson Reuters Corp., 4.70%, Due 10/15/2019 .......................................               250               255
                                                                                                                      5,947
                                                                                                            ---------------
HEALTH CARE - 0.86%
   Covidien International Finance SA, 5.15%, Due 10/15/2010 ...........................               600               618
   Psychiatric Solutions, Inc., 7.75%, Due 7/15/2015 ..................................               125               120
   Quest Diagnostics, Inc., 4.75%, Due 1/30/2020 ......................................               250               250
                                                                                                                        988
                                                                                                            ---------------
INDUSTRIALS - 5.49%
   American Honda Finance Corp., 4.625%, Due 4/2/2013 +++ .............................               325               337
   BE Aerospace, Inc., 8.50%, Due 7/1/2018 ............................................               325               341
   Boeing Co., 1.875%, Due 11/20/2012 .................................................               250               252
   Burlington Northern Santa Fe Corp., 5.75%, Due 3/15/2018 ...........................               325               351
   Canadian National Railway Co., 5.55%, Due 5/15/2018 ................................               250               272
   Caterpillar Financial Services Corp.,
      1.90%, Due 12/17/2012 ...........................................................               100               100
      4.25%, Due 2/8/2013 .............................................................               250               264
   Daimler Finance NA LLC,
      5.875%, Due 3/15/2011 ...........................................................               250               262
      5.75%, Due 9/8/2011 .............................................................               250               266
   Gardner Denver, Inc., 8.00%, Due 5/1/2013 ..........................................               300               290
   Gulfmark Offshore, Inc., 7.75%, Due 7/15/2014 ......................................               245               243
   Honeywell International, Inc., 4.25%, Due 3/1/2013 .................................               250               266
   Jarden Corp., 7.50%, Due 1/15/2020 .................................................               120               121
   Kansas City Southern Railway, 13.00%, Due 12/15/2013 ...............................               210               246
   NBTY, Inc., 7.125%, Due 10/1/2015 ..................................................               150               152
   Nissan Motor Acceptance Corp., 4.625%, Due 3/8/2010 +++ ............................               300               301
   Norfolk Southern Corp., 5.75%, Due 4/1/2018 ........................................               325               352
   Northrop Grumman Corp., 5.05%, Due 8/1/2019 ........................................               150               155
   Petroleos Mexicanos, 6.00%, Due 3/5/2020 +++ .......................................               300               296
   Spirit Aerosystems, Inc., 7.50%, Due 10/1/2017 +++ .................................               300               302
   Terex Corp., 8.00%, Due 11/15/2017 .................................................               125               119
   Triumph Group, Inc., 8.00%, Due 11/15/2017 +++ .....................................               300               304
   Tyco International Finance SA, 4.125%, Due 10/15/2014 ..............................               125               130
   Union Pacific Corp., 7.875%, Due 1/15/2019 .........................................               300               368
   United Technologies Corp., 6.125%, Due 7/15/2038 ...................................               165               180
                                                                                                                      6,270
                                                                                                            ---------------
INSURANCE - 2.13%
   Aegon Funding Corp., 5.75%, Due 12/15/2020 .........................................               250               247
   American International Group, Inc.,
      5.85%, Due 1/16/2018 ............................................................               250               201
      6.25%, Due 5/1/2036 .............................................................               325               239
   Lincoln National Corp., 4.75%, Due 2/15/2014 .......................................               105               106
   MassMutual Global Funding II, 0.415%, Due 12/6/2013 +++ # ..........................               400               387

                             See accompanying notes

AMERICAN BEACON RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
   MetLife, Inc., 6.375%, Due 6/15/2034 ...............................................   $           250   $           268
   Metropolitan Life Global Funding I, 0.504%, Due 3/15/2012 +++ # ....................               300               295
   Monumental Global Funding III, 0.451%, Due 1/15/2014 +++ # .........................               300               272
   Pricoa Global Funding I, 5.40%, Due 10/18/2012 +++ .................................               150               163
   Prudential Financial, Inc., 4.50%, Due 7/15/2013 ...................................               250               256
                                                                                                                      2,434
                                                                                                            ---------------
PHARMACEUTICALS - 0.24%
   Bristol-Myers Squibb Co., 5.45%, Due 5/1/2018 ......................................               125               136
   GlaxoSmithKline Capital, Inc., 5.65%, Due 5/15/2018 ................................               125               136
                                                                                                                        272
                                                                                                            ---------------
REAL ESTATE - 0.86%
   ProLogis, 5.625%, Due 11/15/2016 ...................................................               250               243
   Simon Property Group LP,
      5.30%, Due 5/30/2013 ............................................................               325               348
      10.35%, Due 4/1/2019 ............................................................               300               391
                                                                                                                        982
                                                                                                            ---------------
SOVEREIGN - 0.28%
   Province of Ontario Canada, 4.10%, Due 6/16/2014 ...................................               300               318
                                                                                                            ---------------
TECHNOLOGY - 2.12%
   Cisco Systems, Inc., 5.25%, Due 2/22/2011 ..........................................               250               262
   Dell, Inc., 5.875%, Due 6/15/2019 ..................................................                70                76
   Hewlett-Packard Co., 4.50%, Due 3/1/2013 ...........................................               325               349
   International Business Machines Corp., 7.625%, Due 10/15/2018 ......................               150               185
   Jabil Circuit, Inc., 8.25%, Due 3/15/2018 ..........................................               325               353
   JDA Software Group, Inc., 8.00%, Due 12/15/2014 +++ ................................                20                21
   Lender Processing Services, Inc., 8.125%, Due 7/1/2016 .............................               325               346
   Seagate Technology, 6.80%, Due 10/1/2016 ...........................................               350               349
   Syniverse Technologies, Inc., 7.75%, Due 8/15/2013 .................................               325               325
   Xerox Corp.,
      5.65%, Due 5/15/2013 ............................................................                75                80
      8.25%, Due 5/15/2014 ............................................................                60                71
                                                                                                                      2,417
                                                                                                            ---------------
TELEPHONE - 2.34%
   America Movil, S.A.B. de C.V., 6.375%, Due 3/1/2035 ................................               275               288
   AT&T, Inc.,
      5.625%, Due 6/15/2016 ...........................................................               200               220
      5.50%, Due 2/1/2018 .............................................................               400               422
      6.80%, Due 5/15/2036 ............................................................               125               135
      6.40%, Due 5/15/2038 ............................................................               125               129
   Brocade Communications Systems, Inc., 6.875%, Due 1/15/2020 +++ ....................                70                71
   Deutsche Telekom AG, 8.50%, Due 6/15/2010 ..........................................               480               494
   Verizon Communications, Inc.,
      5.50%, Due 4/1/2017 .............................................................               250               267
      6.90%, Due 4/15/2038 ............................................................               325               361

                             See accompanying notes

AMERICAN BEACON RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
   Vodafone Group plc, 6.15%, Due 2/27/2037 ...........................................   $           275   $           284
                                                                                                                      2,671
                                                                                                            ---------------
UTILITIES - 1.99%
   Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039 ....................               300               293
   Duke Energy Carolinas LLC, 5.10%, Due 4/15/2018 ....................................               250               264
   EDF SA, 4.60%, Due 1/27/2020 +++ ...................................................               300               298
   MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036 ..............................               275               283
   Pacific Gas & Electric Co., 6.25%, Due 12/1/2013 ...................................               175               196
   Progress Energy, Inc., 4.875%, Due 12/1/2019 .......................................               250               246
   SESI LLC, 6.875%, Due 6/1/2014 .....................................................               435               431
   Virginia Electric and Power Co., 5.40%, Due 4/30/2018 ..............................               250               265
                                                                                                                      2,276
                                                                                                            ---------------
   TOTAL CORPORATE OBLIGATIONS ........................................................                              43,776
                                                                                                            ---------------
CONVERTIBLE OBLIGATIONS - 11.06%
BASIC MATERIALS - 1.28%
   Allegheny Technologies, Inc., 4.25%, Due 6/1/2014 ..................................               260               327
   Goldcorp, Inc., 2.00%, Due 8/1/2014 +++ ............................................               225               240
   Newmont Mining Corp.,
      3.00%, Due 2/15/2012 ............................................................                50                58
      1.25%, Due 7/15/2014 ............................................................               425               495
      1.625%, Due 7/15/2017 ...........................................................               220               255
   Sterlite Industries India Ltd., 4.00%, Due 10/30/2014 ..............................                90                87
                                                                                                                      1,462
                                                                                                            ---------------
COMMUNICATIONS - 1.40%
   Anixter International, Inc., 1.00%, Due 2/15/2013 ..................................               410               375
   Arris Group, Inc., 2.00%, Due 11/15/2026 ...........................................               240               223
   Symantec Corp.,
      0.75%, Due 6/15/2011 ............................................................               150               157
      1.00%, Due 6/15/2013 ............................................................               400               430
   VeriSign, Inc., 3.25%, Due 8/15/2037 ...............................................               500               417
                                                                                                                      1,602
                                                                                                            ---------------
CONSUMER DISCRETIONARY - 0.95%
   Archer-Daniels-Midland Co., 0.875%, Due 2/15/2014 ..................................               430               436
   Best Buy Co., Inc., 2.25%, Due 1/15/2022 ...........................................               200               211
   International Game Technology, 3.25%, Due 5/1/2014 +++ .............................               110               130
   RadioShack Corp., 2.50%, Due 8/1/2013 +++ ..........................................               275               304
                                                                                                                      1,081
                                                                                                            ---------------
CONSUMER STAPLES - 0.28%
   Kinetic Concepts, Inc., 3.25%, Due 4/15/2015 +++ ...................................               310               317
                                                                                                            ---------------
ENERGY - 0.63%
   Cameron International Corp., 2.50%, Due 6/15/2026 ..................................               190               237
   Chesapeake Energy Corp., 2.50%, Due 5/15/2037 ......................................               570               484
                                                                                                                        721
                                                                                                            ---------------

                             See accompanying notes

AMERICAN BEACON RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
FINANCE - 0.44%
   Janus Capital Group, Inc., 3.25%, Due 7/15/2014 ....................................   $           190   $           214
   Leucadia National Corp., 3.75%, Due 4/15/2014 ......................................               250               289
                                                                                                                        503
                                                                                                            ---------------
HEALTH CARE - 0.75%
   Biovail Corp., 5.375%, Due 8/1/2014 +++ ............................................               350               415
   Medtronic, Inc., 1.625%, Due 4/15/2013 .............................................               435               447
                                                                                                                        862
                                                                                                            ---------------
INDUSTRIALS - 0.64%
   Danaher Corp., Zero Coupon, Due 1/22/2021 ..........................................               370               388
   Fisher Scientific International, Inc., 3.25%, Due 3/1/2024 .........................               230               290
   Trinity Industries, Inc., 3.875%, Due 6/1/2036 .....................................                80                59
                                                                                                                        737
                                                                                                            ---------------
PHARMACEUTICALS - 1.36%
   Charles River Laboratories International, Inc., 2.25%, Due 6/15/2013 ...............               280               276
   Life Technologies Corp., 1.50%, Due 2/15/2024 ......................................               246               273
   Mylan, Inc., 1.25%, Due 3/15/2012 ..................................................               630               643
   Teva Pharmaceutical Finance Co. LLC, 0.25%, Due 2/1/2026 ...........................               295               364
                                                                                                                      1,556
                                                                                                            ---------------
TECHNOLOGY - 3.33%
   CACI International, Inc., 2.125%, Due 5/1/2014 .....................................               230               239
   DST Systems, Inc., 4.125%, Due 8/15/2023 ...........................................               220               241
   EMC Corp., 1.75%, Due 12/1/2013 ....................................................               715               853
   Intel Corp., 2.95%, Due 12/15/2035 .................................................               255               241
   Linear Technology Corp., 3.00%, Due 5/1/2027 .......................................               295               278
   Maxtor Corp., 2.375%, Due 8/15/2012 ................................................               120               133
   Micron Technology, Inc., 1.875%, Due 6/1/2014 ......................................               300               261
   Navistar International Corp., 3.00%, Due 10/15/2014 ................................               300               301
   NetApp, Inc., 1.75%, Due 6/1/2013 ..................................................               545               603
   Sybase, Inc., 3.50%, Due 8/15/2029 +++ .............................................               580               649
                                                                                                                      3,799
                                                                                                            ---------------
   TOTAL CONVERTIBLE OBLIGATIONS ......................................................                              12,640
                                                                                                            ---------------
MUNICIPAL SECURITIES - 0.18%
MUNICIPAL - 0.18%
   State of Illinois, 1.823%, Due 1/1/2011 ............................................               200               201
                                                                                                            ---------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.23%
   Banc of America Commercial Mortgage, Inc.,
      2005-6 A1, 5.001%, Due 9/10/2047 ................................................               260               263
      2007-2 A2, 5.634%, Due 4/10/2049 ................................................               650               660
   JP Morgan Chase Commercial Mortgage Securities Corp.,
      2007-CB19 A4, 5.746%, Due 2/12/2049 .............................................               400               375
      2007-CB20 A2, 5.629%, Due 2/12/2051 .............................................               550               569
   LB-UBS Commercial Mortgage Trust, 2007-C1 A4, 5.424%, Due 2/15/2040 ................               450               407

                             See accompanying notes

AMERICAN BEACON RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
   Wachovia Bank Commercial Mortgage Trust, 2007-C32 A2, 5.735%, Due 6/15/2049 ........   $           260   $           268
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS .......................................                               2,542
                                                                                                            ---------------
ASSET-BACKED SECURITIES - 4.99%
   American Express Credit Account Master Trust, 2006-2 A, 5.35%, Due 1/15/2014 .......             1,050             1,113
   Bank of America Auto Trust, 2010-1A A2, 0.75%, Due 6/15/2012 +++ ...................               600               600
   BMW Floorplan Master Owner Trust, 2009-1A A, 1.383%, Due 9/15/2014 +++ # ...........               250               250
   Capital One Multi-Asset Execution Trust, 2006-A10 A10, 5.15%, Due 6/16/2014 ........               800               849
   Discover Card Master Trust, 2009-A2 A, 1.533%, Due 2/17/2015 # .....................               200               204
   Ford Credit Auto Lease Trust, 2010-A A2, 1.04%, Due 3/15/2013 +++ ..................               900               900
   Ford Credit Floorplan Master Owner Trust, 2009-2 A, 1.783%, Due 9/15/2014 # ........               250               251
   Harley-Davidson Motorcycle Trust, 2009-4 A3, 1.87%, Due 2/15/2014 ..................               300               301
   Nissan Master Owner Trust Receivables, 2010-2A A, 1.00%, Due 1/15/2015 +++ # .......               600               600
   Volkswagen Auto Loan Enhanced Trust,
      2010-1 A2, 0.66%, Due 5/21/2012 .................................................               300               300
      2008-2 A4A, 6.24%, Due 7/20/2015 ................................................               300               334
   TOTAL ASSET-BACKED SECURITIES ......................................................                               5,702
                                                                                                            ---------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 13.95%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.63%
      5.00%, Due 2/1/2021 .............................................................               801               852
      4.50%, Due 4/1/2021 .............................................................               803               843
      5.00%, Due 9/1/2035 .............................................................             1,932             2,013
      5.50%, Due 4/1/2037 .............................................................               609               646
      5.00%, Due 3/1/2038 .............................................................             1,278             1,331
      5.50%, Due 5/1/2038 .............................................................               709               752
                                                                                                                      6,437
                                                                                                            ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.86%
      6.50%, Due 7/1/2032 .............................................................               318               347
      5.50%, Due 6/1/2033 .............................................................               709               754
      4.50%, Due 9/1/2034 .............................................................               375               381
      5.50%, Due 12/1/2035 ............................................................               784               832
      5.00%, Due 2/1/2036 .............................................................               642               669
      5.50%, Due 4/1/2036 .............................................................             1,162             1,234
      5.50%, Due 2/1/2037 .............................................................               898               953
      6.00%, Due 9/1/2037 .............................................................               604               647
      6.00%, Due 1/1/2038 .............................................................               821               880
                                                                                                                      6,697
                                                                                                            ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.46%
      4.201%, Due 8/16/2026 ...........................................................               404               413
      6.00%, Due 2/15/2033 ............................................................               671               724
      5.50%, Due 4/15/2033 ............................................................               911               972

                             See accompanying notes

AMERICAN BEACON RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
      5.00%, Due 5/15/2033 ............................................................   $           663   $           698
                                                                                                                      2,807
                                                                                                            ---------------
   TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS ......................................                              15,941
                                                                                                            ---------------
U.S. AGENCY OBLIGATIONS - 4.32%
FEDERAL FARM CREDIT BANK - 1.25%
      3.00%, Due 9/22/2014 ............................................................             1,400             1,428
                                                                                                            ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.39%
      6.25%, Due 7/15/2032 ............................................................               375               444
                                                                                                            ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.79%
      5.375%, Due 6/12/2017 ...........................................................               800               899
                                                                                                            ---------------
OTHER GOVERNMENT RELATED - 1.78%
      Bank of America Corp. (FDIC Guaranteed), 2.10%, Due 4/30/2012 ...................             2,000             2,039
                                                                                                            ---------------
TENNESSEE VALLEY AUTHORITY - 0.11%
      5.25%, Due 9/15/2039 ............................................................               130               131
                                                                                                            ---------------
   TOTAL U.S. AGENCY OBLIGATIONS ......................................................                               4,941
                                                                                                            ---------------
U.S. TREASURY OBLIGATIONS - 17.14%
      1.375%, Due 11/15/2012 ..........................................................             2,000             2,005
      2.00%, Due 11/30/2013 ...........................................................             6,100             6,147
      4.125%, Due 5/15/2015 ...........................................................             1,525             1,654
      3.00%, Due 9/30/2016 ............................................................             1,750             1,751
      3.75%, Due 11/15/2018 ...........................................................             2,550             2,603
      7.875%, Due 2/15/2021 ...........................................................               300               410
      6.25%, Due 8/15/2023 ............................................................             1,500             1,833
      6.875%, Due 8/15/2025 ...........................................................               250               325
      5.25%, Due 11/15/2028 ...........................................................             1,050             1,167
      4.75%, Due 2/15/2037 ............................................................               420               439
      4.50%, Due 8/15/2039 ............................................................             1,250             1,248
   TOTAL U.S. TREASURY OBLIGATIONS ....................................................                              19,582
                                                                                                            ---------------

                                                                                               SHARES
                                                                                          ---------------
SHORT TERM INVESTMENTS - 1.24%
   JP Morgan U.S. Government Money Market Fund ........................................         1,412,348             1,412
                                                                                                            ---------------
TOTAL INVESTMENTS - 99.76% (COST $110,092) ............................................                     $       113,987
OTHER ASSETS, NET OF LIABILITIES - 0.24% ..............................................                                 277
TOTAL NET ASSETS - 100.00% ............................................................                     $       114,264
                                                                                                            ===============

                             See accompanying notes

AMERICAN BEACON RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

Percentages are stated as a percent of net assets.

##   Non-income producing security.

+++ Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $11,038 or 9.66% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                               SHARES            VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
COMMON STOCKS - 0.07%
COMMUNICATIONS - 0.06%
   Charter Communications, Inc. ## ....................................................             4,260   $           131
   Charter Communications, Inc., Warrant ## ...........................................             5,175                27
                                                                                                                        158
                                                                                                            ---------------
MEDIA - 0.01%
   SuperMedia, Inc. ## ................................................................             1,037                37
                                                                                                            ---------------
   TOTAL COMMON STOCKS                                                                                                  195
                                                                                                            ---------------
PREFERRED STOCKS - 0.13%
FINANCE - 0.13%
AUTO LOAN - 0.13%
   GMAC, Inc. +++ .....................................................................               454               324
                                                                                                            ---------------
DIVERSIFIED FINANCIALS - 0.00%
   Federal Home Loan Mortgage Corp. ## ................................................            10,000                11
                                                                                                            ---------------
   TOTAL PREFERRED STOCKS                                                                                               335
                                                                                                            ---------------

                                                                                                PAR
                                                                                              AMOUNT
                                                                                          ---------------
CORPORATE OBLIGATIONS - 92.19%
AUTO COMPONENTS - 1.39%
   Allison Transmission, Inc., 11.00%, Due 11/1/2015 +++ ..............................   $         1,000             1,055
   American Axle & Manufacturing Holdings, Inc., 9.25%, Due 1/15/2017 +++ .............               860               890
   Cooper-Standard Automotive, Inc., 8.375%, Due 12/15/2014 # .........................               920               294
   TRW Automotive, Inc.,
      7.25%, Due 3/15/2017 +++ ........................................................             1,000               968
      8.875%, Due 12/1/2017 +++ .......................................................               390               405
                                                                                                                      3,612
                                                                                                            ---------------
AUTO LOAN - 1.80%
   Ford Motor Credit Co. LLC,
      9.875%, Due 8/10/2011 ...........................................................             1,055             1,104
      7.50%, Due 8/1/2012 .............................................................             3,145             3,186
      8.70%, Due 10/1/2014 ............................................................               200               207
      8.125%, Due 1/15/2020 ...........................................................               200               201
                                                                                                                      4,698
                                                                                                            ---------------
BASIC MATERIALS - 1.82%
   Clearwater Paper Corp., 10.625%, Due 6/15/2016 +++ .................................               500               555
   CPG International I, Inc.,
      7.18%, Due 7/1/2012 +............................................................               460               437
      10.50%, Due 7/1/2013 ............................................................               350               342
   PE Paper Escrow GmbH, 12.00%, Due 8/1/2014 +++ .....................................               950             1,050
   Steel Dynamics, Inc., 7.75%, Due 4/15/2016 .........................................               620               634
   Teck Resources Ltd.,
      9.75%, Due 5/15/2014 ............................................................               464               530

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
   10.75%, Due 5/15/2019 ..............................................................   $         1,000   $         1,177
                                                                                                                      4,725
                                                                                                            ---------------
CASINO/GAMING - 3.87%
   Fontainebleau Las Vegas Holdings LLC, 10.25%, Due 6/15/2015 +++ # ..................             1,800                18
   Harrah's Operating Co., Inc., 11.25%, Due 6/1/2017 .................................             2,600             2,762
   Las Vegas Sands Corp., 6.375%, Due 2/15/2015 .......................................               525               470
   MGM Mirage,
      8.375%, Due 2/1/2011 ............................................................             1,500             1,442
      6.625%, Due 7/15/2015 ...........................................................             2,000             1,655
   MTR Gaming Group, Inc., 12.625%, Due 7/15/2014 +++ .................................             1,000               983
   Pinnacle Entertainment, Inc.,
      7.50%, Due 6/15/2015 ............................................................               900               832
      8.625%, Due 8/1/2017 +++ ........................................................               100               100
   Pokagon Gaming Authority, 10.375%, Due 6/15/2014 +++ ...............................             1,500             1,566
   Shingle Springs Tribal Gaming Authority, 9.375%, Due 6/15/2015 +++ .................               200               158
   Station Casinos, Inc.,
      6.875%, Due 3/1/2016 # ..........................................................               500                 2
      7.75%, Due 8/15/2016 # ..........................................................               500                89
                                                                                                                     10,077
                                                                                                            ---------------
COMMERCIAL SERVICES - 0.93%
   Iron Mountain, Inc., 8.00%, Due 6/15/2020 ..........................................               600               609
   RSC Equipment Rental, Inc.,
      9.50%, Due 12/1/2014 ............................................................             1,000             1,012
      10.00%, Due 7/15/2017 +++ .......................................................               740               805
                                                                                                                      2,426
                                                                                                            ---------------
COMMUNICATIONS - 15.54%
   Cablevision Systems Corp., 8.625%, Due 9/15/2017 +++ ...............................             1,000             1,035
   CCH II Holdings LLC,
      13.50%, Due 11/30/2016 ..........................................................             1,700             2,044
      13.50%, Due 11/30/2016 +++ ......................................................               807               962
   CCO Holdings LLC, 8.75%, Due 11/15/2013 # ..........................................               500               507
   Clear Channel Worldwide Holdings, Inc., 9.25%, Due 12/15/2017 +++ ..................             1,450             1,491
   Clearwire Communications LLC, 12.00%, Due 12/1/2015 +++ ............................               550               553
   Columbus International, Inc., 11.50%, Due 11/20/2014 +++ ...........................               260               278
   Cricket Communications, Inc., 7.75%, Due 5/15/2016 .................................             1,240             1,248
   Crown Castle International Corp., 9.00%, Due 1/15/2015 .............................             1,000             1,084
   CSC Holdings LLC, 8.50%, Due 4/15/2014 +++ .........................................               500               530
   Dex Media, Inc.,
      9.875%, Due 8/15/2013 # .........................................................             1,470               514
      1.00%, Due 11/15/2013 # +........................................................               400               116
      8.00%, Due 11/15/2013 # .........................................................             1,100               320
   Digicel Group Ltd.,
      8.875%, Due 1/15/2015 +++ .......................................................             1,945             1,887
      9.125%, Due 1/15/2015 +++ .......................................................             1,050             1,034
   DISH DBS Corp., 7.125%, Due 2/1/2016 ...............................................             2,000             2,005

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
   GCI, Inc., 8.625%, Due 11/15/2019 +++ ..............................................   $           830   $           859
   Intelsat Corp., 9.25%, Due 8/15/2014 ...............................................               725               740
   Intelsat Jackson Holdings Ltd., 11.25%, Due 6/15/2016 ..............................             2,000             2,125
   Intelsat Subsidiary Holding Co. Ltd., 8.50%, Due 1/15/2013 .........................               500               505
   Lamar Media Corp., 7.25%, Due 1/1/2013 .............................................             1,000             1,000
   Level 3 Financing, Inc., 10.00%, Due 2/1/2018 +++ ..................................               650               608
   Liberty Media LLC, 5.70%, Due 5/15/2013 ............................................             1,000               967
   LIN Television Corp., 6.50%, Due 5/15/2013 .........................................             1,100             1,050
   MetroPCS Wireless, Inc., 9.25%, Due 11/1/2014 ......................................             1,500             1,509
   Nielsen Finance LLC, Zero Coupon, Due 8/1/2016 +....................................               620               567
   Quebecor Media, Inc., 7.75%, Due 3/15/2016 .........................................               500               500
   Qwest Communications International, Inc., 7.50%, Due 2/15/2014 .....................             1,000             1,006
   Qwest Corp.,
      8.375%, Due 5/1/2016 ............................................................             1,630             1,785
      6.875%, Due 9/15/2033 ...........................................................               725               667
   Radio One, Inc., 6.375%, Due 2/15/2013 .............................................               900               720
   Sinclair Television Group, Inc., 9.25%, Due 11/1/2017 +++ ..........................             1,000             1,030
   Sprint Capital Corp., 8.75%, Due 3/15/2032 .........................................             1,500             1,350
   Sprint Nextel Corp., 8.375%, Due 8/15/2017 .........................................             2,615             2,550
   Telesat Canada, 12.50%, Due 11/1/2017 ..............................................             1,297             1,485
   Time Warner Telecom Holdings, Inc., 9.25%, Due 2/15/2014 ...........................             1,210             1,245
   Univision Communications, Inc.,
      12.00%, Due 7/1/2014 +++ ........................................................               895               967
      9.75%, Due 3/15/2015 +++ ........................................................             1,342             1,181
   UPC Holding BV, 9.875%, Due 4/15/2018 +++ ..........................................               200               212
   Viasat, Inc., 8.875%, Due 9/15/2016 +++ ............................................               200               205
                                                                                                                     40,441
                                                                                                            ---------------
CONSTRUCTION & ENGINEERING - 0.34%
   KB Home,
      6.25%, Due 6/15/2015 ............................................................               500               474
      9.10%, Due 9/15/2017 ............................................................               400               424
                                                                                                                        898
                                                                                                            ---------------
CONSUMER DISCRETIONARY - 7.84%
   Burlington Coat Factory Warehouse Corp., 11.125%, Due 4/15/2014 ....................               425               437
   Carrols Corp., 9.00%, Due 1/15/2013 ................................................               675               685
   Dollar General Corp., 10.625%, Due 7/15/2015 .......................................               985             1,080
   Duane Reade, Inc., 11.75%, Due 8/1/2015 ............................................               700               751
   Easton-Bell Sports, Inc., 9.75%, Due 12/1/2016 +++ .................................               855               891
   Equinox Holdings, Inc., 9.50%, Due 2/1/2016 +++ ....................................             1,140             1,123
   Hanesbrands, Inc., 8.00%, Due 12/15/2016 ...........................................               750               769
   HSN, Inc., 11.25%, Due 8/1/2016 ....................................................               650               733
   Jostens IH Corp., 7.625%, Due 10/1/2012 ............................................             1,000             1,005
   K Hovnanian Enterprises, Inc., 10.625%, Due 10/15/2016 +++ .........................               810               863
   Meritage Homes Corp., 6.25%, Due 3/15/2015 .........................................               925               867
   Michaels Stores, Inc., 10.00%, Due 11/1/2014 .......................................             1,500             1,515

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
   Navistar International Corp., 8.25%, Due 11/1/2021 .................................   $         1,310   $         1,323
   Neiman Marcus Group, Inc., 9.00%, Due 10/15/2015 ...................................               702               682
   NPC International, Inc., 9.50%, Due 5/1/2014 .......................................               700               696
   QVC, Inc., 7.50%, Due 10/1/2019 +++ ................................................               375               384
   Rite Aid Corp., 9.75%, Due 6/12/2016 ...............................................             1,305             1,396
   Sally Holdings LLC, 10.50%, Due 11/15/2016 .........................................               800               856
   Speedway Motorsports, Inc., 8.75%, Due 6/1/2016 ....................................               485               515
   Ticketmaster Entertainment, Inc., 10.75%, Due 8/1/2016 .............................             1,000             1,093
   Urbi Desarrollos Urbanos, S.A.B. de C.V., 9.50%, Due 1/21/2020 +++ .................               375               379
   WESCO Distribution, Inc., 7.50%, Due 10/15/2017 ....................................               540               527
   WMG Acquisition Corp., 9.50%, Due 6/15/2016 +++ ....................................             1,000             1,072
   Yonkers Racing Corp., 11.375%, Due 7/15/2016 +++ ...................................               725               763
                                                                                                                     20,405
                                                                                                            ---------------
CONSUMER STAPLES - 4.98%
   Cott Beverages, Inc., 8.375%, Due 11/15/2017 +++ ...................................               400               411
   CRC Health Corp., 10.75%, Due 2/1/2016 .............................................             1,525             1,372
   Dole Food Co, Inc., 13.875%, Due 3/15/2014 +++ .....................................               615               735
   Fage Dairy Industries, 9.875%, Due 2/1/2020 +++ ....................................               815               760
   Great Atlantic & Pacific Tea Co., 11.375%, Due 8/1/2015 +++ ........................               900               880
   Jarden Corp., 7.50%, Due 5/1/2017 ..................................................             1,000             1,005
   JBS USA LLC, 11.625%, Due 5/1/2014 +++ .............................................             1,445             1,626
   Johnsondiversey Holdings, Inc., 10.50%, Due 5/15/2020 +++ ..........................               800               838
   Pinnacle Foods Finance LLC,
      9.25%, Due 4/1/2015 +++ .........................................................             1,050             1,055
      10.625%, Due 4/1/2017 ...........................................................             1,100             1,136
   Reable Therapeutics, 11.75%, Due 11/15/2014 ........................................               825               860
   Smithfield Foods, Inc., 10.00%, Due 7/15/2014 +++ ..................................             1,125             1,225
   Stonemor Operating LLC, 10.25%, Due 12/1/2017 +++ ..................................               235               247
   SUPERVALU, Inc., 8.00%, Due 5/1/2016 ...............................................               800               800
                                                                                                                     12,950
                                                                                                            ---------------
ENERGY - 14.23%
   Adaro Indonesia PT, 7.625%, Due 10/22/2019 +++ .....................................               360               359
   Antero Resources Finance Corp., 9.375%, Due 12/1/2017 +++ ..........................               700               731
   Arch Coal, Inc., 8.75%, Due 8/1/2016 +++ ...........................................               300               319
   Berry Petroleum Co., 10.25%, Due 6/1/2014 ..........................................             1,447             1,584
   Chesapeake Energy Corp., 6.625%, Due 1/15/2016 +++ .................................             2,000             1,945
   Cie Generale de Geophysique-Veritas,
      7.50%, Due 5/15/2015 ............................................................               500               496
      9.50%, Due 5/15/2016 ............................................................               500               535
   Compton Petroleum Finance Corp., 7.625%, Due 12/1/2013 .............................               775               622
   Copano Energy LLC, 8.125%, Due 3/1/2016 ............................................             1,000             1,007
   Dynegy Holdings, Inc.,
      7.50%, Due 6/1/2015 +++ .........................................................             1,000               890
      8.375%, Due 5/1/2016 ............................................................             1,200             1,083

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
   El Paso Corp.,
      12.00%, Due 12/12/2013 ..........................................................   $           500   $           595
      8.25%, Due 2/15/2016 ............................................................               475               512
      7.00%, Due 6/15/2017 ............................................................               900               920
   Enterprise Products Operating LLC, 7.034%, Due 1/15/2068 ...........................             1,710             1,616
   Forest Oil Corp., 8.50%, Due 2/15/2014 .............................................               595               625
   Helix Energy Solutions Group, Inc., 9.50%, Due 1/15/2016 +++ .......................               685               702
   Holly Corp., 9.875%, Due 6/15/2017 +++ .............................................               300               318
   Intergen NV, 9.00%, Due 6/30/2017 +++ ..............................................             1,000             1,020
   International Coal Group, Inc., 10.25%, Due 7/15/2014 ..............................               505               506
   Linn Energy LLC,
      11.75%, Due 5/15/2017 +++ .......................................................               124               141
      9.875%, Due 7/1/2018 ............................................................             1,130             1,215
   Mariner Energy, Inc.,
      7.50%, Due 4/15/2013 ............................................................             1,000             1,010
      11.75%, Due 6/30/2016 ...........................................................               100               113
   MarkWest Energy Partners LP,
      6.875%, Due 11/1/2014 ...........................................................               800               788
      8.75%, Due 4/15/2018 ............................................................               780               811
   Mirant North America LLC, 7.375%, Due 12/31/2013 ...................................             1,000               995
   NRG Energy, Inc., 7.375%, Due 2/1/2016 .............................................             2,000             1,990
   OPTI Canada, Inc.,
      9.00%, Due 12/15/2012 +++ .......................................................             1,320             1,353
      8.25%, Due 12/15/2014 ...........................................................               735               647
   Peabody Energy Corp., 7.375%, Due 11/1/2016 ........................................             1,000             1,063
   Petrohawk Energy Corp.,
      9.125%, Due 7/15/2013 ...........................................................             1,080             1,126
      10.50%, Due 8/1/2014 ............................................................             1,000             1,105
   Plains Exploration & Production Co.,
      10.00%, Due 3/1/2016 ............................................................             1,000             1,110
      7.625%, Due 6/1/2018 ............................................................               500               508
   Quicksilver Resources, Inc.,
      8.25%, Due 8/1/2015 .............................................................             1,495             1,540
      9.125%, Due 8/15/2019 ...........................................................               500               530
   Regency Energy Partners LP, 9.375%, Due 6/1/2016 +++ ...............................               635               688
   SandRidge Energy, Inc.,
      9.875%, Due 5/15/2016 +++ .......................................................               750               797
      8.00%, Due 6/1/2018 +++ .........................................................             1,000               995
   Teekay Corp., 8.50%, Due 1/15/2020 .................................................               300               305
   Tesoro Corp.,
      6.50%, Due 6/1/2017 .............................................................             1,000               953
      9.75%, Due 6/1/2019 .............................................................               815               879
                                                                                                                     37,047
                                                                                                            ---------------
FINANCE - 12.17%
   Alliant Holdings I, Inc., 11.00%, Due 5/1/2015 +++ .................................               575               584

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
   Aquilex Holdings LLC, 11.125%, Due 12/15/2016 +++ ..................................   $           395   $           411
   CEDC Finance Corp International, Inc., 9.125%, Due 12/1/2016 +++ ...................             1,425             1,496
   Cemex Finance LLC, 9.50%, Due 12/14/2016 +++ .......................................               205               209
   CEVA Group plc,
      10.00%, Due 9/1/2014 +++ ........................................................             1,000               961
      11.625%, Due 10/1/2016 +++ ......................................................               100               103
   E*Trade Financial Corp., 12.50%, Due 11/30/2017 ....................................             1,400             1,617
   Expro Finance Luxembourg SCA, 8.50%, Due 12/15/2016 +++ ............................             1,000               995
   Felcor Lodging LP, 10.00%, Due 10/1/2014 +++ .......................................               900               891
   Forest City Enterprises, Inc., 7.625%, Due 6/1/2015 ................................             1,000               905
   Fresenius US Finance II, Inc., 9.00%, Due 7/15/2015 +++ ............................               900             1,008
   Galaxy Entertainment Finance Co. Ltd., 9.875%, Due 12/15/2012 +++ ..................             1,420             1,455
   GMAC, Inc.,
      7.25%, Due 3/2/2011 .............................................................               410               413
      6.875%, Due 9/15/2011 ...........................................................               500               500
      6.875%, Due 8/28/2012 ...........................................................             1,500             1,489
      8.00%, Due 11/1/2031 ............................................................             1,475             1,412
   HUB International Holdings, Inc., 10.25%, Due 6/15/2015 +++ ........................             1,300             1,219
   Hughes Network Systems LLC, 9.50%, Due 4/15/2014 ...................................               900               920
   Icahn Enterprises LP, 8.00%, Due 1/15/2018 +++ .....................................               985               946
   International Lease Finance Corp., 5.75%, Due 6/15/2011 ............................             1,500             1,406
   JP Morgan Chase & Co., 7.90%, Due 12/31/2049 .......................................             1,000             1,024
   Lehman Brothers Holdings, Inc., 6.20%, Due 9/26/2014 # .............................             1,500               313
   Liberty Mutual Group, Inc., 10.75%, Due 6/15/2058 +++ ..............................               735               809
   Marsico Parent Co. LLC,
      10.625%, Due 1/15/2016 +++ ......................................................               800               520
      12.50%, Due 7/15/2016 +++ .......................................................               300                72
   Nationwide Mutual Insurance Co., 9.375%, Due 8/15/2039 +++ .........................               850               959
   NII Capital Corp., 10.00%, Due 8/15/2016 +++ .......................................             1,570             1,641
   Norcraft Cos LP, 10.50%, Due 12/15/2015 +++ ........................................               400               416
   Rainbow National Services LLC, 10.375%, Due 9/1/2014 +++ ...........................               995             1,050
   Realogy Corp., 11.00%, Due 4/15/2014 ...............................................             1,575             1,299
   Reliance Intermediate Holdings LP, 9.50%, Due 12/15/2019 +++ .......................               820               861
   Rouse Company, 8.00%, Due 4/30/2049 # ..............................................               660               685
   Universal City Development Partners Ltd.,
      8.875%, Due 11/15/2015 +++ ......................................................             1,000             1,007
      10.875%, Due 11/15/2016 +++ .....................................................               100               103
   UPC Germany GmbH, 8.125%, Due 12/1/2017 +++ ........................................             1,000             1,010
   Wells Fargo Capital XIII, 7.70%, Due 12/29/2049 ....................................             1,000               970
                                                                                                                     31,679
                                                                                                            ---------------
HEALTH CARE - 6.71%
   DaVita, Inc., 7.25%, Due 3/15/2015 .................................................             1,500             1,502
   Fresenius Medical Care Capital Trust IV, 7.875%, Due 6/15/2011 .....................             1,000             1,045
   HCA, Inc., 9.625%, Due 11/15/2016 ..................................................             3,000             3,180
   Health Net, Inc., 6.375%, Due 6/1/2017 .............................................             1,200             1,074

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
   Healthsouth Corp., 10.75%, Due 6/15/2016 ...........................................   $           650   $           704
   Psychiatric Solutions, Inc., 7.75%, Due 7/15/2015 +++ ..............................               975               909
   Talecris Biotherapeutics Holdings Corp., 7.75%, Due 11/15/2016 +++ .................               500               510
   Tenet Healthcare Corp., 10.00%, Due 5/1/2018 +++ ...................................             1,400             1,554
   United Surgical Partners International, Inc., 9.25%, Due 5/1/2017 ..................             1,000             1,041
   US Oncology, Inc., 6.428%, Due 3/15/2012 +..........................................             2,447             2,312
   Vanguard Health Holding Co II LLC, 8.00%, Due 2/1/2018 +++ .........................               925               903
   Vanguard Health Holding Co. I LLC, 11.25%, Due 10/1/2015 +..........................             1,600             1,690
   Vanguard Health Holding Co. II LLC, 9.00%, Due 10/1/2014 ...........................             1,000             1,045
                                                                                                                     17,469
                                                                                                            ---------------
HOTELS, RESTAURANTS & LEISURE - 1.26%
   Denny's Holdings, Inc., 10.00%, Due 10/1/2012 ......................................               500               510
   NCL Corp Ltd., 11.75%, Due 11/15/2016 +++ ..........................................             1,200             1,272
   Royal Caribbean Cruises Ltd., 7.25%, Due 6/15/2016 .................................               500               487
   Starwood Hotels & Resorts Worldwide, Inc., 6.75%, Due 5/15/2018 ....................             1,000               998
                                                                                                                      3,267
                                                                                                            ---------------
INDUSTRIALS - 9.70%
   Alliance One International, Inc., 10.00%, Due 7/15/2016 +++ ........................               300               318
   Belden, Inc., 9.25%, Due 6/15/2019 +++ .............................................               715               761
   Case New Holland, Inc.,
      7.75%, Due 9/1/2013 +++ .........................................................               600               617
      7.125%, Due 3/1/2014 ............................................................               900               900
   Casella Waste Systems, Inc.,
      9.75%, Due 2/1/2013 .............................................................             1,150             1,147
      11.00%, Due 7/15/2014 +++ .......................................................             1,225             1,329
   Clean Harbors, Inc., 7.625%, Due 8/15/2016 .........................................               625               634
   Colt Defense LLC, 8.75%, Due 11/15/2017 +++ ........................................               570               571
   Freescale Semiconductor, Inc.,
      8.875%, Due 12/15/2014 ..........................................................             1,200             1,068
      9.125%, Due 12/15/2014 ..........................................................             1,250             1,100
   General Maritime Corp., 12.00%, Due 11/15/2017 +++ .................................             1,400             1,484
   Goodman Global Group, Inc., Zero Coupon, Due 12/15/2014 +++ ........................               535               310
   Goodyear Tire & Rubber Co., 10.50%, Due 5/15/2016 ..................................               570               618
   Greenbrier Cos., Inc., 8.375%, Due 5/15/2015 .......................................               500               431
   Kansas City Southern de Mexico SA de CV, 12.50%, Due 4/1/2016 ......................             1,500             1,753
   Libbey Glass, Inc., 10.00%, Due 2/15/2015 +++ ......................................             1,010             1,007
   Motors Liquidation Co., 8.375%, Due 7/15/2033 # ....................................             1,570               440
   NewPage Corp.,
      10.00%, Due 5/1/2012 ............................................................               200               132
      11.375%, Due 12/31/2014 .........................................................             1,725             1,669
   Novasep Holding SAS, 9.75%, Due 12/15/2019 +++ .....................................             1,480             1,391
   Novelis, Inc., 7.25%, Due 2/15/2015 ................................................             1,000               948
   Owens-Brockway Glass Container, Inc., 6.75%, Due 12/1/2014 .........................             1,000             1,010
   RBS Global, Inc., 9.50%, Due 8/1/2014 ..............................................             1,000             1,003
   Sanmina-SCI Corp., 8.125%, Due 3/1/2016 ............................................             1,000             1,003

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
   Scotts Miracle-Gro Co., 7.25%, Due 1/15/2018 .......................................   $           300   $           305
   Solo Cup Co., 8.50%, Due 2/15/2014 .................................................             1,000               965
   TransDigm, Inc., 7.75%, Due 7/15/2014 +++ ..........................................               380               384
   TriMas Corp., 9.75%, Due 12/15/2017 +++ ............................................               625               623
   USG Corp., 9.75%, Due 8/1/2014 +++ .................................................               460               488
   WCA Waste Corp., 9.25%, Due 6/15/2014 ..............................................               825               837
                                                                                                                     25,246
                                                                                                            ---------------
MATERIALS - 3.24%
   Freeport-McMoRan Copper & Gold, Inc., 8.375%, Due 4/1/2017 .........................               500               544
   Huntsman International LLC, 7.875%, Due 11/15/2014 .................................             1,000               965
   Ineos Group Holdings plc, 8.50%, Due 2/15/2016 +++ .................................               500               335
   MacDermid, Inc., 9.50%, Due 4/15/2017 +++ ..........................................             2,295             2,318
   Nalco Co.,
      8.875%, Due 11/15/2013 ..........................................................               800               822
      8.25%, Due 5/15/2017 +++ ........................................................             1,000             1,060
   Norske Skogindustrier ASA,
      8.625%, Due 6/15/2011 ...........................................................             1,100               954
      6.125%, Due 10/15/2015 +++ ......................................................             1,450               929
   Tube City IMS Corp., 9.75%, Due 2/1/2015 ...........................................               500               495
                                                                                                                      8,422
                                                                                                            ---------------
MEDIA - 0.91%
   Virgin Media, Inc., 6.50%, Due 1/15/2018 +++ .......................................               600               590
   WMG Holdings Corp., 9.50%, Due 12/15/2014 +.........................................             1,755             1,773
                                                                                                                      2,363
                                                                                                            ---------------
SERVICES - 0.38%
   ARAMARK Corp., 8.50%, Due 2/1/2015 .................................................             1,000             1,002
                                                                                                            ---------------
TECHNOLOGY - 1.50%
   Advanced Micro Devices, Inc., 8.125%, Due 12/15/2017 +++ ...........................               200               201
   First Data Corp.,
      9.875%, Due 9/24/2015 ...........................................................               500               446
      10.55%, Due 9/24/2015 ...........................................................             1,100               935
   SunGard Data Systems, Inc.,
      9.125%, Due 8/15/2013 ...........................................................               500               509
      10.25%, Due 8/15/2015 ...........................................................             1,750             1,816
                                                                                                                      3,907
                                                                                                            ---------------
TELECOMMUNICATION SERVICES - 1.53%
   Millicom International Cellular S.A., 10.00%, Due 12/1/2013 ........................               500               517
   Wind Acquisition Finance S.A.,
      12.00%, Due 12/1/2015 +++ * .....................................................             2,300             2,478
      11.75%, Due 7/15/2017 +++ .......................................................                45                49
      12.25%, Due 7/15/2017 +++ .......................................................               970               931
                                                                                                                      3,975
                                                                                                            ---------------

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
TELEPHONE - 0.16%
   Brocade Communications Systems, Inc.,
      6.625%, Due 1/15/2018 +++ .......................................................   $           200   $           203
      6.875%, Due 1/15/2020 +++ .......................................................               200               204
                                                                                                                        407
                                                                                                            ---------------
UTILITIES - 1.89%
   AES Corp., 9.75%, Due 4/15/2016 +++ ................................................                50                54
   CMS Energy Corp., 8.75%, Due 6/15/2019 .............................................               800               912
   Edison Mission Energy, 7.00%, Due 5/15/2017 ........................................               300               237
   Elwood Energy LLC, 8.159%, Due 7/5/2026 ............................................               694               662
   Energy Future Holdings Corp., 10.875%, Due 11/1/2017 ...............................               735               581
   Texas Competitive Electric Holdings Co. LLC, 10.25%, Due 11/1/2015 .................             3,145             2,461
                                                                                                                      4,907
                                                                                                            ---------------
   TOTAL CORPORATE OBLIGATIONS ........................................................                             239,923
                                                                                                            ---------------
CONVERTIBLE OBLIGATIONS - 0.46%
FINANCE - 0.20%
   E*Trade Financial Corp., 12.50%, Due 8/31/2019 .....................................               355               525
                                                                                                            ---------------
HOTELS, RESTAURANTS & LEISURE - 0.26%
   Horizon Lines, Inc., 4.25%, Due 8/15/2012 ..........................................               800               684
                                                                                                            ---------------
   TOTAL CONVERTIBLE OBLIGATIONS ......................................................                               1,209
                                                                                                            ---------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.09%
   Crown Castle Towers LLC, 5.772%, Due 11/15/2036 +++ ................................               225               237
                                                                                                            ---------------
ASSET-BACKED SECURITIES - 0.24%
   Discover Financial Services, 10.25%, Due 7/15/2019 .................................               525               627
                                                                                                            ---------------

                                                                                               SHARES
                                                                                          ---------------
SHORT TERM INVESTMENTS - 5.95%
   JP Morgan U.S. Government Money Market Fund ........................................        15,478,120            15,478
                                                                                                            ---------------
TOTAL INVESTMENTS - 99.13% (COST $241,321) ............................................                     $       258,004
OTHER ASSETS, NET OF LIABILITIES - 0.87% ..............................................                               2,252
TOTAL NET ASSETS - 100.00% ............................................................                     $       260,256
                                                                                                            ===============

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

Percentages are stated as a percent of net assets.

##   Non-income producing security.

+++ Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $89,774 or 34.49% of net assets. The Fund has no right to demand registration of these securities.

#    Non-income producing - Issuer is in default.

+   The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

*    Step Up/Down

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 41.33%
AEROSPACE & DEFENSE - 0.10%
   Raytheon Co., 5.375%, Due 4/1/2013 .................................................   $           200   $           219
                                                                                                            ---------------
BANKS - 9.85%
   Bank of America Corp.,
      7.80%, Due 9/15/2016 ............................................................               700               781
      6.00%, Due 9/1/2017 .............................................................               200               207
      7.625%, Due 6/1/2019 ............................................................               800               915
   Bank of New York Mellon Corp., 4.95%, Due 11/1/2012 ................................               140               152
   Bank One Corp.,
      5.90%, Due 11/15/2011 ...........................................................               760               813
      4.90%, Due 4/30/2015 ............................................................               500               514
   Barclays Bank plc, 6.75%, Due 5/22/2019 ............................................               350               391
   Bear Stearns Cos., Inc.,
      6.40%, Due 10/2/2017 ............................................................               605               667
      7.25%, Due 2/1/2018 .............................................................               270               310
   BP Capital Markets plc,
      3.125%, Due 3/10/2012 ...........................................................               520               540
      3.875%, Due 3/10/2015 ...........................................................               600               627
   Citigroup, Inc.,
      5.50%, Due 10/15/2014 ...........................................................               300               309
      6.125%, Due 11/21/2017 ..........................................................               755               764
      8.50%, Due 5/22/2019 ............................................................             1,100             1,283
   Credit Suisse N.Y.,
      3.45%, Due 7/2/2012 .............................................................               700               725
      5.30%, Due 8/13/2019 ............................................................               425               437
   Deutsche Bank AG, 3.875%, Due 8/18/2014 ............................................               400               412
   Goldman Sachs Group, Inc.,
      3.625%, Due 8/1/2012 ............................................................               245               253
      5.35%, Due 1/15/2016 ............................................................               800               841
      6.25%, Due 9/1/2017 .............................................................               800               861
      5.95%, Due 1/18/2018 ............................................................               215               226
      6.75%, Due 10/1/2037 ............................................................               245               242
   ING Bank, NV, 5.125%, Due 5/1/2015 +++ .............................................               250               262
   JP Morgan Chase & Co.,
      3.70%, Due 1/20/2015 ............................................................             1,600             1,617
      6.00%, Due 1/15/2018 ............................................................               250               270
   JP Morgan Chase Bank, NA, 0.584%, Due 6/13/2016 # ..................................               480               453
   Lloyds TSB Bank plc, 4.375%, Due 1/12/2015 +++ .....................................               375               373
   Merrill Lynch & Co., Inc.,
      6.40%, Due 8/28/2017 ............................................................               145               152
      6.875%, Due 4/25/2018 ...........................................................               555               599
      6.50%, Due 7/15/2018 ............................................................               520               550
      6.11%, Due 1/29/2037 ............................................................               360               328

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   Morgan Stanley,
      7.30%, Due 5/13/2019 ............................................................   $           370   $           418
      5.625%, Due 9/23/2019 ...........................................................               400               404
   Nordea Bank AB, 2.50%, Due 11/13/2012 +++ ..........................................               400               402
   Rabobank Nederland NV, 4.20%, Due 5/13/2014 +++ ....................................               600               627
   State Street Corp., 4.30%, Due 5/30/2014 ...........................................               260               272
   UBS AG, 5.875%, Due 12/20/2017 .....................................................               400               422
   Wachovia Corp.,
      0.621%, Due 10/15/2016 # ........................................................               750               675
      5.75%, Due 2/1/2018 .............................................................               750               790
   Washington Mutual Finance Corp., 6.875%, Due 5/15/2011 .............................               230               243
   Wells Fargo & Co., 5.625%, Due 12/11/2017 ..........................................               475               499
   Westpac Banking Corp., 2.25%, Due 11/19/2012 .......................................               375               375
                                                                                                                     22,001
                                                                                                            ---------------
BASIC MATERIALS - 0.34%
   E. I. du Pont de Nemours & Co., 5.875%, Due 1/15/2014 ..............................               395               442
   Lubrizol Corp., 8.875%, Due 2/1/2019 ...............................................               255               322
                                                                                                                        764
                                                                                                            ---------------
COMMUNICATIONS - 2.88%
   Alltel Corp., 7.00%, Due 7/1/2012 ..................................................               215               240
   Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013 .................               128               149
   Comcast Corp.,
      5.30%, Due 1/15/2014 ............................................................               460               498
      5.875%, Due 2/15/2018 ...........................................................               235               251
      6.55%, Due 7/1/2039 .............................................................               350               368
   France Telecom S.A., 4.375%, Due 7/8/2014 ..........................................               415               439
   Nokia Corp., 5.375%, Due 5/15/2019 .................................................               500               523
   Rogers Communications, Inc., 6.80%, Due 8/15/2018 ..................................               250               284
   Telecom Italia Capital SA, 4.95%, Due 9/30/2014 ....................................               395               415
   Telefonica Emisiones SAU,
      5.984%, Due 6/20/2011 ...........................................................               285               302
      4.949%, Due 1/15/2015 ...........................................................               425               455
      6.421%, Due 6/20/2016 ...........................................................               350               395
   Time Warner Cable, Inc.,
      8.25%, Due 2/14/2014 ............................................................               330               392
      5.85%, Due 5/1/2017 .............................................................               350               374
      6.75%, Due 7/1/2018 .............................................................               375               418
   Verizon Wireless Capital, LLC,
      3.75%, Due 5/20/2011 ............................................................               370               382
      8.50%, Due 11/15/2018 ...........................................................               435               549
                                                                                                                      6,434
                                                                                                            ---------------
CONSUMER DISCRETIONARY - 0.82%
   Anheuser-Busch InBev Worldwide, Inc.,
      3.00%, Due 10/15/2012 ...........................................................               390               402
      8.00%, Due 11/15/2039 +++ .......................................................               175               222

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   Best Buy Co., Inc., 6.75%, Due 7/15/2013 ...........................................   $           245   $           274
   Lowe's Companies, Inc.,
      5.50%, Due 10/15/2035 ...........................................................               300               299
      6.65%, Due 9/15/2037 ............................................................               130               147
   Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030 ........................................               400               496
                                                                                                                      1,840
                                                                                                            ---------------
CONSUMER STAPLES - 1.43%
   Altria Group, Inc., 9.70%, Due 11/10/2018 ..........................................               275               344
   Coca-Cola Enterprises, Inc., 7.375%, Due 3/3/2014 ..................................               175               206
   Costco Wholesale Corp., 5.30%, Due 3/15/2012 .......................................               645               699
   Express Scripts, Inc., 6.25%, Due 6/15/2014 ........................................               480               538
   Kellogg Co., 4.25%, Due 3/6/2013 ...................................................               250               266
   Lorillard Tobacco Co., 8.125%, Due 6/23/2019 .......................................               255               280
   Mead Johnson Nutrition Co., 4.90%, Due 11/1/2019 +++ ...............................               350               353
   Safeway, Inc., 6.25%, Due 3/15/2014 ................................................               460               514
                                                                                                                      3,200
                                                                                                            ---------------
ENERGY - 3.05%
   Cameron International Corp., 6.375%, Due 7/15/2018 .................................               125               138
   Canadian Natural Resources Ltd.,
      6.70%, Due 7/15/2011 ............................................................               400               431
      6.25%, Due 3/15/2038 ............................................................               360               379
   ConocoPhillips,
      4.60%, Due 1/15/2015 ............................................................             1,060             1,141
      5.20%, Due 5/15/2018 ............................................................               250               267
      5.75%, Due 2/1/2019 .............................................................               380               414
   Energy Transfer Partners LP,
      8.50%, Due 4/15/2014 ............................................................               520               610
      9.00%, Due 4/15/2019 ............................................................               300               370
   Enterprise Products Operating LLC, 6.125%, Due 10/15/2039 ..........................               255               252
   EOG Resources Canada, Inc., 4.75%, Due 3/15/2014 +++ ...............................               400               424
   EQT Corp., 8.125%, Due 6/1/2019 ....................................................               165               199
   FirstEnergy Solutions Corp., 4.80%, Due 2/15/2015 ..................................               175               182
   Marathon Oil Corp., 6.00%, Due 10/1/2017 ...........................................               275               295
   Petrobras International Finance Co., 6.875%, Due 1/20/2040 .........................               110               111
   Spectra Energy Capital Corp., 5.65%, Due 3/1/2020 ..................................               265               271
   Spectra Energy Capital LLC, 5.668%, Due 8/15/2014 ..................................               255               279
   TransCanada PipeLines Ltd., 7.625%, Due 1/15/2039 ..................................               520               638
   Valero Energy Corp.,
      9.375%, Due 3/15/2019 ...........................................................               170               207
      6.625%, Due 6/15/2037 ...........................................................               205               193
                                                                                                                      6,801
                                                                                                            ---------------
FINANCE - 5.82%
   American Express Co., 8.15%, Due 3/19/2038 .........................................               325               417
   American Express Credit Corp., 5.875%, Due 5/2/2013 ................................               610               661
   Ameriprise Financial, Inc., 5.35%, Due 11/15/2010 ..................................               730               753

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   ANZ National Int'l Ltd., 2.375%, Due 12/21/2012 +++ ................................   $           350   $           351
   BAE Systems Holdings, Inc., 4.75%, Due 8/15/2010 +++ ...............................               800               811
   Berkshire Hathaway Finance Corp., 5.75%, Due 1/15/2040 .............................               325               327
   BlackRock, Inc., 2.25%, Due 12/10/2012 .............................................               240               241
   CME Group, Inc., 5.40%, Due 8/1/2013 ...............................................               770               847
   CNA Financial Corp., 7.35%, Due 11/15/2019 .........................................               210               220
   Countrywide Home Loans, Inc., 4.00%, Due 3/22/2011 .................................                70                72
   General Electric Capital Corp.,
      5.25%, Due 10/19/2012 ...........................................................               245               262
      5.90%, Due 5/13/2014 ............................................................               800               872
      5.65%, Due 6/9/2014 .............................................................               450               487
      5.625%, Due 5/1/2018 ............................................................               695               711
      6.00%, Due 8/7/2019 .............................................................               350               362
      5.50%, Due 1/8/2020 .............................................................               400               396
      5.875%, Due 1/14/2038 ...........................................................               645               597
   Hartford Financial Services Group, Inc., 7.90%, Due 6/15/2010 ......................               350               358
   HSBC Finance Corp., 5.25%, Due 1/14/2011 ...........................................             1,550             1,610
   Mellon Funding Corp., 0.423%, Due 5/15/2014 # ......................................               500               493
   Nasdaq OMX Group,
      4.00%, Due 1/15/2015 ............................................................               165               165
      5.55%, Due 1/15/2020 ............................................................               165               164
   Nationwide Building Society, 5.50%, Due 7/18/2012 +++ ..............................               550               592
   Novartis Capital Corp., 4.125%, Due 2/10/2014 ......................................               395               419
   PNC Funding Corp., 4.25%, Due 9/21/2015 ............................................               390               404
   Thomson Reuters Corp., 4.70%, Due 10/15/2019 .......................................               400               407
                                                                                                                     12,999
                                                                                                            ---------------
HEALTH CARE - 1.09%
   Covidien International Finance SA,
      5.15%, Due 10/15/2010 ...........................................................               750               773
      5.45%, Due 10/15/2012 ...........................................................               120               132
   Quest Diagnostics, Inc., 4.75%, Due 1/30/2020 ......................................               665               664
   UnitedHealth Group, Inc., 5.25%, Due 3/15/2011 .....................................               820               854
                                                                                                                      2,423
                                                                                                            ---------------
INDUSTRIALS - 4.48%
   American Honda Finance Corp., 4.625%, Due 4/2/2013 +++ .............................               250               259
   Boeing Co., 1.875%, Due 11/20/2012 .................................................               400               403
   Burlington Northern Santa Fe Corp.,
      5.75%, Due 3/15/2018 ............................................................               250               270
      7.95%, Due 8/15/2030 ............................................................               180               225
   Canadian National Railway Co.,
      5.55%, Due 5/15/2018 ............................................................               400               436
      5.55%, Due 3/1/2019 .............................................................               165               178
   Caterpillar Financial Services Corp.,
      4.85%, Due 12/7/2012 ............................................................               470               510
      1.90%, Due 12/17/2012 ...........................................................               100               100

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
      4.25%, Due 2/8/2013 .............................................................   $           250   $           264
   CRH America, Inc., 6.00%, Due 9/30/2016 ............................................               370               394
   Daimler Finance NA LLC,
      5.875%, Due 3/15/2011 ...........................................................               300               314
      5.75%, Due 9/8/2011 .............................................................               200               213
   Eaton Corp., 5.60%, Due 5/15/2018 ..................................................               280               303
   EI Du Pont de Nemours & Co., 3.25%, Due 1/15/2015 ..................................               545               548
   Home Depot, Inc., 5.20%, Due 3/1/2011 ..............................................               485               506
   Honeywell International, Inc., 4.25%, Due 3/1/2013 .................................               670               712
   John Deere Capital Corp., 5.40%, Due 10/17/2011 ....................................               555               595
   Koninklijke Philips Electronics NV, 5.75%, Due 3/11/2018 ...........................               165               178
   L-3 Communications Corp., 5.20%, Due 10/15/2019 +++ ................................               160               163
   Nissan Motor Acceptance Corp., 4.625%, Due 3/8/2010 +++ ............................               150               151
   Norfolk Southern Corp., 5.75%, Due 4/1/2018 ........................................               250               271
   Northrop Grumman Corp., 5.05%, Due 8/1/2019 ........................................               200               207
   Petroleos Mexicanos, 6.00%, Due 3/5/2020 +++ .......................................               375               370
   Raytheon Co., 4.40%, Due 2/15/2020 .................................................               390               392
   Tyco Electronics Group SA, 6.55%, Due 10/1/2017 ....................................               225               245
   Tyco International Finance SA,
      4.125%, Due 10/15/2014 ..........................................................               200               209
      8.50%, Due 1/15/2019 ............................................................               320               401
   Union Pacific Corp., 7.875%, Due 1/15/2019 .........................................               350               429
   United Technologies Corp.,
      6.125%, Due 2/1/2019 ............................................................               155               175
      6.125%, Due 7/15/2038 ...........................................................               125               136
   Waste Management, Inc.,
      7.375%, Due 3/11/2019 ...........................................................               270               316
      6.125%, Due 11/30/2039 ..........................................................               130               132
                                                                                                                     10,005
                                                                                                            ---------------
INSURANCE - 1.96%
   Aegon Funding Corp., 5.75%, Due 12/15/2020 .........................................               400               395
   American International Group, Inc.,
      5.85%, Due 1/16/2018 ............................................................               200               161
      6.25%, Due 5/1/2036 .............................................................               250               184
   John Hancock Global Funding II, 7.90%, Due 7/2/2010 +++ ............................               700               719
   Lincoln National Corp., 4.75%, Due 2/15/2014 .......................................                50                50
   MassMutual Global Funding II, 0.415%, Due 12/6/2013 +++ # ..........................               500               483
   MetLife, Inc.,
      5.375%, Due 12/15/2012 ..........................................................               240               261
      6.375%, Due 6/15/2034 ...........................................................               400               430
   Metropolitan Life Global Funding I, 0.504%, Due 3/15/2012 +++ # ....................               380               374
   Monumental Global Funding III, 0.451%, Due 1/15/2014 +++ # .........................               375               340
   Pricoa Global Funding I, 5.40%, Due 10/18/2012 +++ .................................               175               190
   Prudential Financial, Inc.,
      4.50%, Due 7/15/2013 ............................................................               200               205

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
      5.10%, Due 9/20/2014 ............................................................   $           280   $           298
   Willis North America, Inc., 6.20%, Due 3/28/2017 ...................................               280               284
                                                                                                                      4,374
                                                                                                            ---------------
PHARMACEUTICALS - 0.78%
   Bristol-Myers Squibb Co., 5.45%, Due 5/1/2018 ......................................               125               136
   GlaxoSmithKline Capital, Inc., 5.65%, Due 5/15/2018 ................................               125               136
   Hospira, Inc., 6.05%, Due 3/30/2017 ................................................               205               222
   Pfizer, Inc., 4.45%, Due 3/15/2012 .................................................               565               601
   Wyeth Corp., 5.50%, Due 2/1/2014 ...................................................               590               654
                                                                                                                      1,749
                                                                                                            ---------------
REAL ESTATE - 0.80%
   Equity Residential, 5.125%, Due 3/15/2016 ..........................................               425               438
   ProLogis, 5.625%, Due 11/15/2016 ...................................................               200               195
   Simon Property Group LP,
      5.30%, Due 5/30/2013 ............................................................               250               268
      5.75%, Due 12/1/2015 ............................................................               370               393
      10.35%, Due 4/1/2019 ............................................................               375               488
                                                                                                                      1,782
                                                                                                            ---------------
SOVEREIGN - 0.17%
   Province of Ontario Canada, 4.10%, Due 6/16/2014 ...................................               350               371
                                                                                                            ---------------
TECHNOLOGY - 1.86%
   CA, Inc., 5.375%, Due 12/1/2019 ....................................................               265               272
   Cisco Systems, Inc., 5.25%, Due 2/22/2011 ..........................................               200               209
   Computer Sciences Corp., 5.50%, Due 3/15/2013 ......................................               280               304
   Dell, Inc.,
      3.375%, Due 6/15/2012 ...........................................................               235               245
      5.875%, Due 6/15/2019 ...........................................................                90                97
   Hewlett-Packard Co.,
      4.25%, Due 2/24/2012 ............................................................               440               466
      4.50%, Due 3/1/2013 .............................................................               250               268
      6.125%, Due 3/1/2014 ............................................................               310               351
   International Business Machines Corp.,
      4.75%, Due 11/29/2012 ...........................................................               325               354
      7.625%, Due 10/15/2018 ..........................................................               570               704
   ITT Corp., 4.90%, Due 5/1/2014 .....................................................               640               686
   Xerox Corp.,
      5.65%, Due 5/15/2013 ............................................................                50                54
      8.25%, Due 5/15/2014 ............................................................               115               135
                                                                                                                      4,145
                                                                                                            ---------------
TELEPHONE - 2.12%
   America Movil, S.A.B. de C.V., 6.375%, Due 3/1/2035 ................................               375               392
   AT&T Wireless Services, Inc., 8.75%, Due 3/1/2031 ..................................               335               434
   AT&T, Inc.,
      5.10%, Due 9/15/2014 ............................................................               755               821

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   AT&T, Inc.,
      5.625%, Due 6/15/2016 ...........................................................   $           400   $           439
      5.50%, Due 2/1/2018 .............................................................               300               317
      6.80%, Due 5/15/2036 ............................................................               225               242
      6.40%, Due 5/15/2038 ............................................................               200               206
   Deutsche Telekom AG, 8.50%, Due 6/15/2010 ..........................................               611               628
   Verizon Communications, Inc.,
      5.50%, Due 4/1/2017 .............................................................               400               428
      6.90%, Due 4/15/2038 ............................................................               400               445
   Vodafone Group plc, 6.15%, Due 2/27/2037 ...........................................               360               372
                                                                                                                      4,724
                                                                                                            ---------------
UTILITIES - 3.78%
   Columbus Southern Power Co., 5.50%, Due 3/1/2013 ...................................               495               537
   Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039 ....................               350               342
   Dominion Resources, Inc.,
      Series A, 5.60%, Due 11/15/2016 .................................................               475               521
      Series D, 8.875%, Due 1/15/2019 .................................................                80               101
   Duke Energy Carolinas LLC, 5.10%, Due 4/15/2018 ....................................               400               423
   Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016 ....................................               355               396
   EDF SA, 4.60%, Due 1/27/2020 +++ ...................................................               380               378
   Exelon Generation Co. LLC, 6.25%, Due 10/1/2039 ....................................               265               274
   Kerr-McGee Corp., 6.95%, Due 7/1/2024 ..............................................               325               366
   MidAmerican Energy Holdings Co.,
      5.875%, Due 10/1/2012 ...........................................................               405               447
      6.125%, Due 4/1/2036 ............................................................               375               386
   Pacific Gas & Electric Co., 6.25%, Due 12/1/2013 ...................................               150               168
   Progress Energy, Inc., 4.875%, Due 12/1/2019 .......................................               400               393
   Public Service Enterprise Group, Inc., 6.95%, Due 6/1/2012 .........................               590               648
   Sempra Energy, 6.50%, Due 6/1/2016 .................................................               285               319
   Southern Power Co., 6.25%, Due 7/15/2012 ...........................................               450               498
   Union Electric Co., 6.70%, Due 2/1/2019 ............................................               370               416
   Virginia Electric and Power Co., 5.40%, Due 4/30/2018 ..............................               400               424
   Westar Energy, Inc., 6.00%, Due 7/1/2014 ...........................................               200               222
   Wisconsin Electric Power Co., 6.25%, Due 12/1/2015 .................................               500               580
   Xcel Energy, Inc., 5.613%, Due 4/1/2017 ............................................               581               613
                                                                                                                      8,452
                                                                                                            ---------------
   TOTAL CORPORATE OBLIGATIONS ........................................................                              92,283
                                                                                                            ---------------
MUNICIPAL SECURITIES - 0.11%
MUNICIPAL - 0.11%
   State of Illinois, 1.823%, Due 1/1/2011 ............................................               250               251
                                                                                                            ---------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.42%
   Banc of America Commercial Mortgage, Inc.,
      2006-4 A4, 5.634%, Due 7/10/2046 ................................................             1,180             1,130

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
   Banc of America Commercial Mortgage, Inc.,
      2005-6 A1, 5.001%, Due 9/10/2047 ................................................   $           130   $           131
      2007-2 A2, 5.634%, Due 4/10/2049 ................................................               850               863
   Bear Stearns Commercial Mortgage Securities, Inc.,
      2006-T22 A2, 5.463%, Due 4/12/2038 ..............................................               830               844
      2006-PWR14 A4, 5.201%, Due 12/11/2038 ...........................................               540               522
      2006-PW13 A4, 5.54%, Due 9/11/2041 ..............................................             1,185             1,182
      2004-PWR5 A4, 4.831%, Due 7/11/2042 .............................................               835               835
      2005-T20 A2, 5.127%, Due 10/12/2042 .............................................               430               432
   Citigroup Commercial Mortgage Trust, 2004-C2 A3, 4.38%, Due 10/15/2041 .............               770               777
   Citigroup/Deutsche Bank Commercial Mortgage Trust, 2007-CD5 A4, 5.886%,
      Due 11/15/2044 ..................................................................             1,495             1,393
   JP Morgan Chase Commercial Mortgage Securities Corp.,
      2004-CBX A4, 4.529%, Due 1/12/2037 ..............................................               255               259
      2005-LDP1 A2, 4.625%, Due 3/15/2046 .............................................               495               494
      2006-LDP9 A3, 5.336%, Due 5/15/2047 .............................................               695               628
      2007-CB19 A4, 5.746%, Due 2/12/2049 .............................................               550               516
      2007-CB20 A2, 5.629%, Due 2/12/2051 .............................................               750               776
   LB-UBS Commercial Mortgage Trust, 2007-C1 A4, 5.424%, Due 2/15/2040 ................               550               498
   Prime Mortgage Trust, 2005-2, 5.25%, Due 7/25/2020 .................................               399               405
   Wachovia Bank Commercial Mortgage Trust, 2007-C32 A2, 5.735%, Due 6/15/2049 ........               410               422
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS .......................................                              12,107
                                                                                                            ---------------
ASSET-BACKED SECURITIES - 4.14%
   American Express Credit Account Master Trust, 2006-2 A, 5.35%, Due 1/15/2014 .......             1,550             1,643
   Bank of America Auto Trust, 2010-1A A2, 0.75%, Due 6/15/2012 +++ ...................               750               750
   BMW Floorplan Master Owner Trust, 2009-1A A, 1.383%, Due 9/15/2014 +++ # ...........               400               400
   Capital One Multi-Asset Execution Trust, 2006-A10 A10, 5.15%, Due 6/16/2014 ........             1,150             1,221
   Discover Card Master Trust, 2009-A2 A, 1.533%, Due 2/17/2015 # .....................               600               612
   Ford Credit Auto Lease Trust, 2010-A A2, 1.04%, Due 3/15/2013 +++ ..................             1,150             1,150
   Ford Credit Floorplan Master Owner Trust, 2009-2 A, 1.783%, Due 9/15/2014 # ........               400               401
   Harley-Davidson Motorcycle Trust, 2009-4 A3, 1.87%, Due 2/15/2014 ..................               350               351
   Honda Auto Receivables Owner Trust, 2009-3 A4, 3.30%, Due 9/15/2015 ................               385               398
   Hyundai Auto Receivables Trust, 2009-A A4, 3.15%, Due 3/15/2016 ....................               220               227
   John Deere Owner Trust,
      2009-A A3, 2.59%, Due 10/15/2013 ................................................               395               402
      2009-A A4, 3.96%, Due 5/16/2016 .................................................               215               225
   Nissan Master Owner Trust Receivables, 2010-2A A, 1.00%, Due 1/15/2015 +++ # .......               750               750
   Volkswagen Auto Loan Enhanced Trust,
      2010-1 A2, 0.66%, Due 5/21/2012 .................................................               375               375
      2008-2 A4A, 6.24%, Due 7/20/2015 ................................................               300               334
   TOTAL ASSET-BACKED SECURITIES ......................................................                               9,239
                                                                                                            ---------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 23.27%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 7.36%
   4.50%, Due 3/1/2019 ................................................................               394               414

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
      5.00%, Due 10/1/2020 ............................................................   $           957   $         1,018
      5.50%, Due 12/1/2022 ............................................................               116               124
      5.00%, Due 4/1/2023 .............................................................               290               306
      5.50%, Due 1/1/2024 .............................................................               541               579
      5.00%, Due 8/1/2033 .............................................................               573               598
      5.50%, Due 2/1/2034 .............................................................               725               772
      6.00%, Due 8/1/2034 .............................................................               331               358
      5.00%, Due 8/1/2035 .............................................................               386               402
      5.00%, Due 9/1/2035 .............................................................               554               577
      5.00%, Due 9/1/2035 .............................................................               966             1,006
      6.00%, Due 8/1/2036 .............................................................               491               527
      5.50%, Due 11/1/2036 ............................................................               493               524
      5.883%, Due 1/1/2037 # ..........................................................                --                --
      5.50%, Due 4/1/2037 .............................................................               609               646
      5.50%, Due 5/1/2037 .............................................................               349               370
      6.00%, Due 9/1/2037 .............................................................               257               276
      6.00%, Due 12/1/2037 ............................................................               316               341
      5.00%, Due 3/1/2038 .............................................................             1,797             1,870
      6.00%, Due 3/1/2038 .............................................................             2,846             3,052
      5.00%, Due 3/1/2038 .............................................................               940               978
      5.50%, Due 5/1/2038 .............................................................               886               941
      5.50%, Due 6/1/2038 .............................................................               709               753
                                                                                                                     16,432
                                                                                                            ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.28%
      6.50%, Due 2/1/2017 .............................................................               156               170
      5.00%, Due 12/1/2017 ............................................................               553               589
      4.50%, Due 9/1/2018 .............................................................             1,042             1,099
      4.00%, Due 8/1/2020 .............................................................               313               319
      5.50%, Due 5/1/2023 .............................................................                48                51
      5.00%, Due 12/1/2023 ............................................................               555               586
      5.00%, Due 3/1/2024 .............................................................             1,492             1,578
      5.00%, Due 3/1/2034 .............................................................               729               761
      5.50%, Due 6/1/2034 .............................................................               388               413
      4.50%, Due 9/1/2034 .............................................................               250               254
      5.50%, Due 2/1/2035 .............................................................               835               889
      5.00%, Due 11/1/2035 ............................................................             1,232             1,283
      5.50%, Due 12/1/2035 ............................................................               603               640
      5.50%, Due 12/1/2035 ............................................................               306               325
      5.50%, Due 1/1/2036 .............................................................               494               525
      5.50%, Due 1/1/2036 .............................................................               774               822
      5.50%, Due 2/1/2036 .............................................................               608               646
      5.00%, Due 2/1/2036 .............................................................               642               669
      5.00%, Due 3/1/2036 .............................................................               595               620
      5.50%, Due 4/1/2036 .............................................................             1,453             1,543

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
      6.00%, Due 9/1/2036 .............................................................   $           316   $           339
      6.50%, Due 9/1/2036 .............................................................             1,229             1,331
      5.50%, Due 11/1/2036 ............................................................               477               507
      6.00%, Due 11/1/2036 ............................................................               591               634
      6.50%, Due 12/1/2036 ............................................................               559               605
      6.00%, Due 12/1/2036 ............................................................               543               583
      5.50%, Due 2/1/2037 .............................................................               898               953
      5.50%, Due 8/1/2037 .............................................................             2,059             2,189
      6.00%, Due 8/1/2037 .............................................................               604               647
      6.50%, Due 8/1/2037 .............................................................               831               898
      6.00%, Due 9/1/2037 .............................................................               906               971
      6.00%, Due 11/1/2037 ............................................................             1,053             1,128
      6.00%, Due 1/1/2038 .............................................................             1,314             1,408
      5.00%, Due 3/1/2038 .............................................................               149               155
      5.00%, Due 4/1/2038 .............................................................               775               807
      5.00%, Due 4/1/2038 .............................................................             1,070             1,114
      5.00%, Due 5/1/2038 .............................................................             3,203             3,332
      5.50%, Due 6/1/2038 .............................................................               686               728
      5.00%, Due 6/1/2038 .............................................................             1,026             1,068
      5.50%, Due 6/1/2038 .............................................................               876               929
                                                                                                                     34,108
                                                                                                            ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.63%
      4.201%, Due 8/16/2026 ...........................................................               231               236
      6.50%, Due 3/15/2028 ............................................................               305               333
      6.00%, Due 4/15/2031 ............................................................               360               389
      5.50%, Due 2/20/2034 ............................................................               421               448
                                                                                                                      1,406
                                                                                                            ---------------
   TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS ......................................                              51,946
                                                                                                            ---------------
U.S. AGENCY OBLIGATIONS - 4.55%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.32%
      6.25%, Due 7/15/2032 ............................................................               600               710
                                                                                                            ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.77%
      2.875%, Due 12/11/2013 ..........................................................             1,600             1,646
      5.125%, Due 1/2/2014 ............................................................               385               420
      4.625%, Due 10/15/2014 ..........................................................               500               546
      5.375%, Due 6/12/2017 ...........................................................             1,200             1,349
                                                                                                                      3,961
                                                                                                            ---------------
OTHER GOVERNMENT RELATED - 2.37%
      Citibank NA (FDIC Guaranteed), 1.625%, Due 3/30/2011 ............................             2,000             2,024
      Morgan Stanley (FDIC Guaranteed), 2.25%, Due 3/13/2012 ..........................             2,200             2,250
      Bank of America Corp. (FDIC Guaranteed), 2.10%, Due 4/30/2012 ...................             1,000             1,020
                                                                                                                      5,294
                                                                                                            ---------------

                                       See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT            VALUE
                                                                                          ---------------   ---------------
                                                                                               (DOLLARS IN THOUSANDS)
TENNESSEE VALLEY AUTHORITY - 0.09%
      5.25%, Due 9/15/2039 ............................................................   $           200   $           202
                                                                                                            ---------------
   TOTAL U.S. AGENCY OBLIGATIONS ......................................................                              10,167
                                                                                                            ---------------
U.S. TREASURY OBLIGATIONS - 18.06%
      1.375%, Due 2/15/2012 ...........................................................             8,570             8,659
      1.375%, Due 3/15/2012 ...........................................................             1,000             1,010
      2.00%, Due 11/30/2013 ...........................................................             6,000             6,046
      2.375%, Due 10/31/2014 ..........................................................             6,135             6,173
      4.125%, Due 5/15/2015 ...........................................................             1,000             1,084
      3.00%, Due 9/30/2016 ............................................................             1,050             1,050
      3.75%, Due 11/15/2018 ...........................................................             3,100             3,164
      3.625%, Due 8/15/2019 ...........................................................             2,195             2,201
      3.375%, Due 11/15/2019 ..........................................................             2,445             2,398
      7.875%, Due 2/15/2021 ...........................................................             1,050             1,436
      6.25%, Due 8/15/2023 ............................................................             1,400             1,711
      6.875%, Due 8/15/2025 ...........................................................               770             1,002
      5.25%, Due 11/15/2028 ...........................................................               750               834
      4.75%, Due 2/15/2037 ............................................................             1,300             1,360
      4.25%, Due 5/15/2039 ............................................................             1,885             1,806
      4.50%, Due 8/15/2039 ............................................................               400               399
   TOTAL U.S. TREASURY OBLIGATIONS ....................................................                              40,333
                                                                                                            ---------------

                                                                                               SHARES
                                                                                          ---------------
SHORT TERM INVESTMENTS - 2.51%
   JP Morgan U.S. Government Money Market Fund ........................................         5,597,010             5,597
                                                                                                            ---------------
TOTAL INVESTMENTS - 99.39% (COST $213,388) ............................................                     $       221,923
OTHER ASSETS, NET OF LIABILITIES - 0.61% ..............................................                               1,365
TOTAL NET ASSETS - 100.00% ............................................................                     $       223,288
                                                                                                            ===============

Percentages are stated as a percent of net assets.

+++ Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $10,894 or 4.88% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.


                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT           VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 48.19%
BANKS - 8.58%
   Barclays Bank plc, 5.45%, Due 9/12/2012 ............................................   $         1,000   $         1,086
   Credit Suisse First Boston, 5.00%, Due 5/15/2013 ...................................             2,000             2,156
   Goldman Sachs Group, Inc., 4.75%, Due 7/15/2013 ....................................             2,000             2,115
   JP Morgan Chase & Co., 6.75%, Due 2/1/2011 .........................................             2,000             2,115
   Morgan Stanley, 0.549%, Due 1/9/2014 +++ ...........................................             2,000             1,920
   Rabobank Nederland NV, 2.65%, Due 8/17/2012 # ......................................             2,000             2,038
   Wachovia Bank NA, 0.661%, Due 11/3/2014 +++ ........................................             1,000               942
   Wachovia Corp., 2.051%, Due 5/1/2013 +++ ...........................................             1,000             1,026
                                                                                                                     13,398
                                                                                                            ---------------
COMMUNICATIONS - 3.02%
   Cellco Partnership / Verizon Wireless Capital LLC, 5.25%, Due 2/1/2012 .............             1,000             1,072
   Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013 .................             1,365             1,586
   Telefonica Emisiones SAU, 0.609%, Due 2/4/2013 +++ .................................             1,000               982
   Time Warner Cable, Inc., 5.40%, Due 7/2/2012 .......................................             1,000             1,076
                                                                                                                      4,716
                                                                                                            ---------------
CONSUMER DISCRETIONARY - 0.66%
   Anheuser-Busch InBev Worldwide, Inc., 3.00%, Due 10/15/2012 ........................             1,000             1,032
                                                                                                            ---------------
CONSUMER STAPLES - 1.70%
   Kellogg Co., 6.60%, Due 4/1/2011 ...................................................             1,000             1,064
   Kraft Foods, Inc., 5.625%, Due 11/1/2011 ...........................................               500               533
   Roche Holdings, Inc., 4.50%, Due 3/1/2012 # ........................................             1,000             1,065
                                                                                                                      2,662
                                                                                                            ---------------
ENERGY - 2.82%
   Canadian Natural Resources Ltd., 6.70%, Due 7/15/2011 ..............................             1,000             1,077
   Devon Financing Corp. U.L.C., 6.875%, Due 9/30/2011 ................................             1,000             1,089
   Marathon Oil Canada Corp., 8.375%, Due 5/1/2012 ....................................             1,000             1,133
   XTO Energy, Inc., 5.90%, Due 8/1/2012 ..............................................             1,000             1,103
                                                                                                                      4,402
                                                                                                            ---------------
FINANCE - 10.89%
   BAE Systems Holdings, Inc., 4.75%, Due 8/15/2010 # .................................             1,100             1,116
   Berkshire Hathaway Finance Corp., 4.00%, Due 4/15/2012 .............................             1,000             1,057
   BlackRock, Inc., 2.25%, Due 12/10/2012 .............................................               350               351
   Citigroup, Inc., 0.558%, Due 11/5/2014 +++ .........................................             2,573             2,346
   CME Group, Inc., 5.40%, Due 8/1/2013 ...............................................               250               275
   Dexia Credit Local N.Y., 2.375%, Due 9/23/2011 # ...................................             2,000             2,051
   General Electric Capital Corp.,
      0.383%, Due 3/20/2014 +++ .......................................................             1,446             1,367
      0.514%, Due 9/15/2014 +++ .......................................................             1,218             1,143
   HSBC Finance Corp., 6.75%, Due 5/15/2011 ...........................................             1,000             1,060
   Lincoln National Corp., 0.334%, Due 3/12/2010 +++ ..................................             1,000               999
   MBNA Corp., 7.50%, Due 3/15/2012 ...................................................             2,000             2,187
   Mellon Funding Corp., 0.423%, Due 5/15/2014 +++ ....................................             2,000             1,971

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT           VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
   Nationwide Building Society, 5.50%, Due 7/18/2012 # ................................   $         1,000   $         1,076
                                                                                                                     16,999
                                                                                                            ---------------
HEALTH CARE - 1.32%
   Covidien International Finance SA, 5.15%, Due 10/15/2010 ...........................             1,000             1,030
   UnitedHealth Group, Inc., 5.125%, Due 11/15/2010 ...................................             1,000             1,033
                                                                                                                      2,063
                                                                                                            ---------------
INDUSTRIALS - 6.30%
   American Honda Finance Corp., 4.625%, Due 4/2/2013 # ...............................             1,000             1,037
   Burlington Northern Santa Fe Corp., 6.75%, Due 7/15/2011 ...........................             1,000             1,077
   Caterpillar Financial Services Corp., 4.25%, Due 2/8/2013 ..........................               500               528
   Daimler Finance NA LLC, 5.75%, Due 9/8/2011 ........................................             1,000             1,063
   John Deere Capital Corp., 5.25%, Due 10/1/2012 .....................................             1,000             1,090
   Nissan Motor Acceptance Corp., 4.625%, Due 3/8/2010 # ..............................             1,000             1,003
   Norfolk Southern Corp., 8.625%, Due 5/15/2010 ......................................             1,000             1,024
   Northrop Grumman Corp., 7.125%, Due 2/15/2011 ......................................             1,000             1,056
   Union Pacific Corp.,
      3.625%, Due 6/1/2010 ............................................................               860               869
      6.50%, Due 4/15/2012 ............................................................             1,000             1,097
                                                                                                                      9,844
                                                                                                            ---------------
INSURANCE - 4.93%
   John Hancock Global Funding II, 7.90%, Due 7/2/2010 # ..............................             2,000             2,054
   MassMutual Global Funding II,
      3.625%, Due 7/16/2012 # .........................................................               500               520
      0.415%, Due 12/6/2013 +++ # .....................................................               700               677
   Metropolitan Life Global Funding I,
      0.504%, Due 3/15/2012 +++ # .....................................................             1,000               986
      2.875%, Due 9/17/2012 # .........................................................             1,000             1,017
   Monumental Global Funding II, 4.625%, Due 3/15/2010 # ..............................             1,000             1,003
   Monumental Global Funding III, 0.451%, Due 1/15/2014 +++ # .........................             1,000               906
   Pricoa Global Funding I, 5.40%, Due 10/18/2012 # ...................................               500               543
                                                                                                                      7,706
                                                                                                            ---------------
TECHNOLOGY - 1.57%
   Cisco Systems, Inc., 5.25%, Due 2/22/2011 ..........................................               550               576
   Dell, Inc., 3.375%, Due 6/15/2012 ..................................................               500               521
   Hewlett-Packard Co.,
      2.25%, Due 5/27/2011 ............................................................               500               510
      2.95%, Due 8/15/2012 ............................................................               500               517
   Xerox Corp., 5.65%, Due 5/15/2013 ..................................................               300               321
                                                                                                                      2,445
                                                                                                            ---------------
TELEPHONE - 4.40%
   AT&T Wireless Services, Inc., 7.875%, Due 3/1/2011 .................................             2,500             2,685
   Deutsche Telekom AG, 8.50%, Due 6/15/2010 ..........................................             2,000             2,056
   France Telecom S.A., 7.75%, Due 3/1/2011 ...........................................             1,000             1,072
   Vodafone Group plc, 5.50%, Due 6/15/2011 ...........................................             1,000             1,056
                                                                                                                      6,869
                                                                                                            ---------------

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT           VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
UTILITIES - 2.00%
   Dominion Resources, Inc., 5.70%, Due 9/17/2012 .....................................   $         1,000   $         1,087
   FPL Group Capital, Inc., 0.674%, Due 11/9/2012 +++ .................................             1,000             1,005
   Midamerican Energy Holdings Co., 3.15%, Due 7/15/2012 ..............................             1,000             1,030
                                                                                                                      3,122
                                                                                                            ---------------
   TOTAL CORPORATE OBLIGATIONS ........................................................                              75,258
                                                                                                            ---------------
MUNICIPAL SECURITIES - 0.22%
MUNICIPAL - 0.22%
   State of Illinois, 1.823%, Due 1/1/2011 ............................................               350               351
                                                                                                            ---------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.83%
   Banc of America Commercial Mortgage, Inc.,
      2005-6 A1, 5.001%, Due 9/10/2047 ................................................               260               263
      2007-2 A2, 5.634%, Due 4/10/2049 ................................................               800               812
   Wachovia Bank Commercial Mortgage Trust, 2006-C23 A1, 5.203%, Due 1/15/2045 ........               214               215
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS .......................................                               1,290
                                                                                                            ---------------
ASSET-BACKED SECURITIES - 19.99%
   Bank of America Auto Trust,
      2010-1A A2, 0.75%, Due 6/15/2012 # ..............................................             1,000             1,000
      2009-1A A3, 2.67%, Due 7/15/2013 # ..............................................             1,000             1,023
      2009-2A A3, 2.13%, Due 9/15/2013 # ..............................................             1,000             1,016
   BMW Floorplan Master Owner Trust, 2009-1A A, 1.383%, Due 9/15/2014 +++ # ...........             2,000             2,000
   Capital One Multi-Asset Execution Trust, 2009-A2 A2, 3.20%, Due 4/15/2014 ..........             2,000             2,062
   Citibank Credit Card Issuance Trust, 2009-A3 A3, 2.70%, Due 6/24/2013 ..............             2,000             2,046
   CitiFinancial Auto Issuance Trust, 2009-1 A3, 2.59%, Due 10/15/2013 # ..............             2,000             2,019
   Discover Card Master Trust, 2009-A2 A, 1.533%, Due 2/17/2015 +++ ...................             2,000             2,040
   Ford Credit Auto Owner Trust, 2009-D A3, 2.17%, Due 10/15/2013 .....................             1,000             1,016
   Ford Credit Floorplan Master Owner Trust, 2009-2 A, 1.783%, Due 9/15/2014 +++ ......             2,000             2,005
   GE Capital Credit Card Master Note Trust, 2009-2 A, 3.69%, Due 7/15/2015 ...........             2,000             2,067
   GE Equipment Midticket LLC, 2009-1 A3, 2.34%, Due 6/17/2013 ........................             1,000             1,013
   Harley-Davidson Motorcycle Trust, 2007-3 A4, 5.52%, Due 11/15/2013 .................             2,000             2,106
   Honda Auto Receivables Owner Trust, 2009-3 A3, 2.31%, Due 5/15/2013 ................             1,500             1,525
   Nissan Auto Lease Trust, 2009-B A3, 2.07%, Due 1/15/2015 ...........................             2,000             2,023
   Nissan Master Owner Trust Receivables, 2010-2A A, 1.00%, Due 1/15/2015 +++ # .......             1,000             1,000
   USAA Auto Owner Trust, 2007-1 A4, 5.55%, Due 2/15/2013 .............................             3,000             3,137
   Volkswagen Auto Loan Enhanced Trust,
      2010-1 A2, 0.66%, Due 5/21/2012 .................................................             1,000             1,000
      2008-2 A4A, 6.24%, Due 7/20/2015 ................................................             1,000             1,114
   TOTAL ASSET-BACKED SECURITIES ......................................................                              31,212
                                                                                                            ---------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.38%
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.38%
   4.968%, Due 12/16/2021 .............................................................               502               513

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

                                                                                                PAR
                                                                                               AMOUNT           VALUE
                                                                                          ---------------   ---------------
                                                                                                (DOLLARS IN THOUSANDS)
   4.201%, Due 8/16/2026 ..............................................................   $         1,153   $         1,181
   3.21%, Due 11/16/2039 ..............................................................             2,000             2,020
TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS .........................................                               3,714
                                                                                                            ---------------
U.S. AGENCY OBLIGATIONS - 24.78%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.52%
   1.625%, Due 4/26/2011 ..............................................................             5,000             5,066
   2.125%, Due 3/23/2012 ..............................................................             5,000             5,109
                                                                                                                     10,175
                                                                                                            ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.17%
   1.375%, Due 4/28/2011 ..............................................................             8,000             8,079
                                                                                                            ---------------
OTHER GOVERNMENT RELATED - 13.09%
   Citibank NA (FDIC Guaranteed), 1.625%, Due 3/30/2011 ...............................             5,000             5,060
   General Electric Capital Corp. (FDIC Guaranteed), 2.25%, Due 3/12/2012 .............             5,000             5,119
   Bank of America Corp. (FDIC Guaranteed), 2.375%, Due 6/22/2012 .....................            10,000            10,267
                                                                                                                     20,446
                                                                                                            ---------------
TOTAL U.S. AGENCY OBLIGATIONS                                                                                        38,700
                                                                                                            ---------------

                                                                                               SHARES
                                                                                          ---------------
SHORT TERM INVESTMENTS - 3.23%
   JP Morgan U.S. Government Money Market Fund ........................................         5,039,914             5,040
                                                                                                            ---------------
TOTAL INVESTMENTS - 99.62% (COST $153,119) ............................................                     $       155,565
OTHER ASSETS, NET OF LIABILITIES - 0.38% ..............................................                                 586
TOTAL NET ASSETS - 100.00% ............................................................                     $       156,151
                                                                                                            ===============

Percentages are stated as a percent of net assets.

+++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

# Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $25,150 or 16.11% of net assets. The Fund has no right to demand registration of these securities.

                             See accompanying notes

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
Security Valuation

          Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

          Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

          Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.

          Securities for which the market prices are not readily available or are not reflective of the fair value of the security,as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the "Board").

          Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgement of the pricing committee of the funds, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

          Various inputs may be used to determine the value of the Funds' investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Funds' investments as of January 31, 2010 is as follows (in thousands):


BALANCED FUND

                                          Quoted Prices
                                            in Active     Significant
                                           Markets for       Other       Significant
                                            Identical      Observable   Unobservable
                                             Assets          Inputs        Inputs
DESCRIPTION                                  LEVEL 1        LEVEL 2        LEVEL 3       TOTAL
-----------                               -------------   -----------   ------------   --------
ASSETS:
COMMON STOCKS                                $487,036       $     --         $--       $487,036
U.S. GOVERNMENT SECURITIES                         --         37,094          --         37,094
CORPORATE BONDS                                    --        150,931          --        150,931
MUNICIPAL BONDS                                    --            201          --            201
NON-AGENCY MORTGAGE BACKED OBLIGATIONS             --         15,770          --         15,770
ASSET BACKED SECURITIES                            --          8,405          --          8,405
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS            --         52,679          --         52,679
U.S. AGENCY OBLIGATIONS                            --         51,224          --         51,224
MONEY MARKET FUNDS                             29,871             --          --         29,871
                                             --------       --------         ---       --------
TOTAL                                        $516,907       $316,304         $--       $833,211

FUTURES                                        31,630             --          --         31,630

LARGE CAP VALUE FUND

                                          Quoted Prices
                                            in Active     Significant
                                           Markets for       Other       Significant
                                            Identical      Observable   Unobservable
                                             Assets          Inputs        Inputs
DESCRIPTION                                  LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
-----------                               -------------   -----------   ------------   ----------
ASSETS:
COMMON STOCKS                               $6,697,654      $    --          $--       $6,697,654
PREFERRED STOCKS                                21,576           --           --           21,576
U.S. GOVERNMENT SECURITIES                          --       33,367           --           33,367
MONEY MARKET FUNDS                             305,455           --           --          305,455
                                            ----------      -------          ---       ----------
TOTAL                                       $7,024,685      $33,367          $--       $7,058,052

FUTURES                                        336,052           --           --          336,052

LARGE CAP GROWTH FUND

                                           Quoted Prices
                                             in Active     Significant
                                            Markets for       Other       Significant
                                             Identical      Observable   Unobservable
                                              Assets          Inputs        Inputs
DESCRIPTION                                   LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
-----------                                -------------   -----------   ------------   ----------
ASSETS:
COMMON STOCKS                                 $70,379          $ --           $--         $70,379
U.S. GOVERNMENT SECURITIES                         --           693            --             693
MONEY MARKET FUNDS                              2,213            --            --           2,213
                                              -------          ----           ---         -------
TOTAL                                         $72,592          $693           $--         $73,285

FUTURES                                         2,837            --            --           2,837


MID-CAP CAP VALUE FUND

                                           Quoted Prices
                                             in Active     Significant
                                            Markets for       Other       Significant
                                             Identical      Observable   Unobservable
                                              Assets          Inputs        Inputs
DESCRIPTION                                   LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
-----------                                -------------   -----------   ------------   ----------
ASSETS:
COMMON STOCKS                                 $80,767          $ --           $--         $80,767
PREFERRED STOCKS                                  789            --            --             789
U.S. GOVERNMENT SECURITIES                         --           809            --             809
MONEY MARKET FUNDS                              3,939            --            --           3,939
                                              -------          ----           ---         -------
TOTAL                                         $85,495          $809           $--         $86,304

FUTURES                                         4,699            --            --           4,699

*    Other financial instruments are futures

SMALL CAP VALUE FUND

                                           Quoted Prices
                                             in Active     Significant
                                            Markets for       Other       Significant
                                             Identical      Observable   Unobservable
                                              Assets          Inputs        Inputs
DESCRIPTION                                   LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
-----------                                -------------   -----------   ------------   ----------
ASSETS:
COMMON STOCKS                                $2,128,684       $   --          $--       $2,128,684
U.S. GOVERNMENT SECURITIES                           --        8,327           --            8,327
MONEY MARKET FUNDS                              173,076           --           --          173,076
                                             ----------       ------          ---       ----------
TOTAL                                        $2,301,760       $8,327          $--       $2,310,087

FUTURES                                         104,153           --           --          104,153


INTERNATIONAL EQUITY FUND

                                           Quoted Prices
                                             in Active     Significant
                                            Markets for       Other       Significant
                                             Identical      Observable   Unobservable
                                              Assets          Inputs        Inputs
DESCRIPTION                                   LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
-----------                                -------------   -----------   ------------   ----------
ASSETS:
COMMON STOCKS                                $117,579       $1,191,173        $--       $1,308,752
MONEY MARKET FUNDS                             75,109               --         --           75,109
                                             --------       ----------        ---       ----------
TOTAL                                        $192,688       $1,191,173        $--       $1,383,861

FORWARD EXCHANGE CONTRACTS - ASSETS            55,448               --         --           55,448
FORWARD EXCHANGE CONTRACTS - LIABILITIES      (17,652)              --         --          (17,652)
FUTURES                                        42,226               --         --           42,226

EMERGING MARKETS FUND

                                           Quoted Prices
                                             in Active     Significant
                                            Markets for       Other       Significant
                                             Identical      Observable   Unobservable
                                              Assets          Inputs        Inputs
DESCRIPTION                                   LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
-----------                                -------------   -----------   ------------   ----------
ASSETS:
COMMON STOCKS                                 $41,124        $81,803          $--        $122,927
PREFERRED STOCKS                                2,889            366           --           3,255
U.S. GOVERNMENT SECURITIES                         --          1,105           --           1,105
MONEY MARKET FUNDS                              3,595             --           --           3,595
                                              -------        -------          ---        --------
TOTAL                                         $47,608        $83,274          $--        $130,882

FUTURES                                         5,513             --           --           5,513

RETIREMENT INCOME FUND

                                           Quoted Prices
                                             in Active     Significant
                                            Markets for       Other       Significant
                                             Identical      Observable   Unobservable
                                              Assets          Inputs        Inputs
DESCRIPTION                                   LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
-----------                                -------------   -----------   ------------   ----------
ASSETS:
COMMON STOCKS                                  $4,118        $     --         $--        $  4,118
PREFERRED STOCKS                                1,398              --          --           1,398
CONVERTIBLE PREFERRED STOCKS                    1,415             319          --           1,734
CORPORATE BONDS                                    --          43,776          --          43,776
CONVERTIBLE OBLIGATIONS                            --          12,640          --          12,640
MUNICIPAL BONDS                                    --             201          --             201
NON-AGENCY MORTGAGE BACKED OBLIGATIONS             --           2,542          --           2,542
ASSET BACKED SECURITIES                            --           5,702          --           5,702
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS            --          15,941          --          15,941
U.S. AGENCY OBLIGATIONS                            --           4,941          --           4,941
U.S. GOVERNMENT SECURITIES                         --          19,582          --          19,582
MONEY MARKET FUNDS                              1,412              --          --           1,412
                                               ------        --------         ---        --------
TOTAL                                          $8,343        $105,644         $--        $113,987

HIGH YIELD BOND FUND

                                           Quoted Prices
                                             in Active     Significant
                                            Markets for       Other       Significant
                                             Identical      Observable   Unobservable
                                              Assets          Inputs        Inputs
DESCRIPTION                                   LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
-----------                                -------------   -----------   ------------   ----------
ASSETS:
COMMON STOCKS                                 $   195               0           0         $    195
PREFERRED STOCKS                                  335              --          --              335
CORPORATE BONDS                                    --         239,923          --          239,923
CONVERTIBLE OBLIGATIONS                            --           1,209          --            1,209
NON-AGENCY MORTGAGE BACKED OBLIGATIONS             --             237          --              237
ASSET BACKED SECURITIES                            --             627          --              627
MONEY MARKET FUNDS                             15,478              --          --           15,478
                                              -------        --------         ---         --------
TOTAL                                         $16,008        $241,996         $--         $258,004


INTERMEDIATE BOND FUND

                                           Quoted Prices
                                             in Active     Significant
                                            Markets for       Other       Significant
                                             Identical      Observable   Unobservable
                                              Assets          Inputs        Inputs
DESCRIPTION                                   LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
-----------                                -------------   -----------   ------------   ----------
ASSETS:
CORPORATE BONDS                                $   --        $ 92,283         $--        $ 92,283
MUNICIPAL BONDS                                    --             251          --             251
NON-AGENCY MORTGAGE BACKED OBLIGATIONS             --          12,107          --          12,107
ASSET BACKED SECURITIES                            --           9,239          --           9,239
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS            --          51,946          --          51,946
U.S. AGENCY OBLIGATIONS                            --          10,167          --          10,167
U.S. GOVERNMENT SECURITIES                         --          40,333          --          40,333
MONEY MARKET FUNDS                              5,597              --          --           5,597
                                               ------        --------         ---        --------
TOTAL                                          $5,597        $216,326         $--        $221,923

SHORT-TERM BOND FUND

                                           Quoted Prices
                                             in Active     Significant
                                            Markets for       Other       Significant
                                             Identical      Observable   Unobservable
                                              Assets          Inputs        Inputs
DESCRIPTION                                   LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
-----------                                -------------   -----------   ------------   ----------
ASSETS:
CORPORATE BONDS                                $   --        $ 75,258         $--        $ 75,258
MUNICIPAL BONDS                                    --             351          --             351
NON-AGENCY MORTGAGE BACKED OBLIGATIONS             --           1,290          --           1,290
ASSET BACKED SECURITIES                            --          31,212          --          31,212
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS            --           3,714          --           3,714
U.S. AGENCY OBLIGATIONS                            --          38,700          --          38,700
MONEY MARKET FUNDS                              5,040              --          --           5,040
                                               ------        --------         ---        --------
TOTAL                                          $5,040        $150,525         $--        $155,565


The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     Currency Translation

          All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.

     Securities Lending

          The Small Cap Value and International Equity Funds may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is marked to market and monitored daily. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent (the "Agent") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements.

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
          Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

     Cost of Investments for Federal Income Tax Purposes

          As of January 31, 2010, the cost of investments for federal income tax purposes was as follows (in thousands):

                               Cost Basis of
                              Investments for                                 Net Unrealized
                               Federal Income    Unrealized     Unrealized     Appreciation/
           Fund                 Tax Purposes    Appreciation   Depreciation   (Depreciation)
           ----               ---------------   ------------   ------------   --------------
Balanced                           840,164          82,050       (89,003)         (6,953)
Large Cap Value                  7,600,924         636,299    (1,179,171)       (542,872)
Large Cap Growth                    63,731          11,041        (1,487)          9,554
Mid-Cap Value                       86,433           9,213        (9,342)           (129)
Small Cap Value                  2,193,842         292,040      (175,795)        116,245
International Equity             1,336,411         193,954      (146,504)         47,450
Emerging Markets                   119,596          20,272        (8,986)         11,286
Retirement Income                  110,229           5,131        (1,373)          3,758
High Yield Bond                    243,537          19,554        (5,087)         14,467
Intermediate Bond                  213,396           9,179          (652)          8,527
Short-Term Bond                    153,119           2,787          (341)          2,446


ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:
    --------------------
    Gene L. Needles, Jr.
    President

Date: April 1, 2010
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
    --------------------
    Gene L. Needles, Jr.
    President

Date: April 1, 2010
      ------------------


By:
    ---------------------
    Melinda G. Heika
    Treasurer

Date: April 1, 2010
      ------------------